      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2019.

                                                            FILE NOS. 333-185790
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 16               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 16                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]  on (date) to paragraph (b) of Rule 485


[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum O-Series Variable Annuity;
                                                                                    Purchasing a Polaris Platinum O-Series
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum O-Series Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    O-Series Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum O-Series
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum O-Series Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum O-Series
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790 or 333-178843 if you purchased your contract in New York.

THE PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER MAY 1, 2019. IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185790 OR 333-178843 IF YOU PURCHASED YOUR CONTRACT IN NEW YORK.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage.

                     POLARIS INCOME BUILDER DAILY FLEX/SM/

     NUMBER OF COVERED PERSONS AND AGE OF           POLARIS INCOME BUILDER
     COVERED PERSON(S) ON THE ACTIVATION DATE/(1)/        DAILY FLEX
     --------------------------------------------   ----------------------
       One Covered Person (Age 45 - 59)............     3.50% / 3.50%
       One Covered Person (Age 60 - 64)............     4.00% / 4.00%
       One Covered Person (Age 65 - 71)............     5.60% / 5.60%
       One Covered Person (Age 72 and Older).......     5.85% / 5.85%
       Two Covered Persons (Age 45 - 59)...........     3.00% / 3.00%
       Two Covered Persons (Age 60 - 64)...........     3.50% / 3.50%
       Two Covered Persons (Age 65 - 71)...........     5.10% / 5.10%
       Two Covered Persons (Age 72 and Older)......     5.35% / 5.35%

(1) If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                           POLARIS PLATINUM O-Series

                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IMPORTANT INFORMATION ABOUT THE LIVING BENEFIT: If you elect the Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect the Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero, will terminate the contract including its optional living benefit features.

If you elect the Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFIT for details. If you purchased your contract prior to May 1, 2019, please see Appendix F for applicable terms to your contract.


UNDERLYING FUNDS:                              MANAGED BY:
  American Funds Asset Allocation(1)           Capital Research and Management Company
  American Funds Bond                          Capital Research and Management Company
  American Funds Capital Income Builder        Capital Research and Management Company
  American Funds Global Bond                   Capital Research and Management Company
  American Funds Global Growth                 Capital Research and Management Company
  American Funds Global Small Capitalization   Capital Research and Management Company
  American Funds Growth                        Capital Research and Management Company
  American Funds Growth-Income                 Capital Research and Management Company

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                              MANAGED BY:
  American Funds International                                 Capital Research and Management Company
  Franklin Allocation VIP Fund(2)                              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                     Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund                    Franklin Advisers, Inc.
  Franklin Rising Dividends VIP Fund                           Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                           Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund(1)            Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                         Invesco Advisers, Inc.
  Invesco V.I. American Value Fund                             Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                   Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                          Invesco Advisers, Inc.
  Lord Abbett Bond Debenture Portfolio                         Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                          Lord, Abbett & Co. LLC
  Lord Abbett Total Return Portfolio                           Lord, Abbett & Co. LLC
  SA Allocation Balanced Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio(1)                            SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(1)                   SunAmerica Asset Management, LLC
  SA AB Growth Portfolio(3)                                    AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                        AllianceBernstein L.P.
  SA Columbia Technology Portfolio                             Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio(1)                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                             SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                   SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio(1)                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio        FIAM LLC
  SA Fixed Income Index Portfolio(1)                           SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(1)              SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Mutual Advisers, LLC(4)
  SA Global Index Allocation 60/40 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio(1)                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio1,5           Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(1)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio(1)                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(6)                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(1)            QS Investors, LLC
  SA Mid Cap Index Portfolio                                   SunAmerica Asset Management, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(1)                             Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio1,7                         Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(1)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC

                                       2


UNDERLYING FUNDS:                                          MANAGED BY:
  SA Small Cap Index Portfolio                             SunAmerica Asset Management, LLC
  SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(1)    T. Rowe Price Associates, Inc.
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio(1)   Wellington Management Company LLP
  SA Wellington Real Return Portfolio(1)                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(1)         Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated
  Templeton Global Bond VIP Fund                           Franklin Advisers, Inc.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOUR CONTRACT WAS ISSUED PRIOR
 TO SEPTEMBER 10, 2018:


UNDERLYING FUNDS:                           MANAGED BY:
  SA Invesco VCP Equity-Income Portfolio    Invesco Advisers, Inc.
  SA T. Rowe Price VCP Balanced Portfolio   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio       SunAmerica Asset Management, LLC and AllianceBernstein L.P.

1 These Underlying Funds are available investment options for the Polaris
  Income Builder Daily Flex living benefit.

2 On May 1, 2019, Franklin Found Funds Allocation VIP Fund Portfolio changed its name to Franklin Allocation VIP Fund Portfolio.

3 October 22, 2018, SA Boston Company Capital Growth Portfolio, SA Wellington
  Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.

4 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

5 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.

6 October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg Mason
  BW Large Cap Value Portfolio.

7 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  MAY 1, 2019...................................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses (as of January
     31, 2019)..................................................   8
FEE TABLE FOR CONTRACTS ISSUED BETWEEN
  SEPTEMEBER 10, 2018 AND APRIL 30, 2019........................  10
   Contract Owner Transaction Expenses..........................  10
   Contract Owner Annual Expenses...............................  10
   Optional Feature Expenses....................................  10
   Total Annual Portfolio Operating Expenses (as of January
     31, 2019)..................................................  10
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO
  SEPTEMBER 10, 2018............................................  12
   Contract Owner Transaction Expenses..........................  12
   Contract Owner Annual Expenses...............................  12
   Optional Feature Expenses....................................  12
   Total Annual Portfolio Operating Expenses (as of January
     31, 2019)..................................................  12
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  14
THE POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..............................................  16
PURCHASING A POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..............................................  16
   Allocation of Purchase Payments..............................  17
   Accumulation Units...........................................  18
   Free Look....................................................  19
   Exchange Offers..............................................  19
   Important Information for Military Servicemembers............  19
INVESTMENT OPTIONS..............................................  20
   Variable Portfolios..........................................  20
   Trusts.......................................................  21
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  21
      American Funds Insurance Series...........................  21
      Franklin Templeton Variable Insurance Products Trust......  21
      Goldman Sachs Variable Insurance Trust....................  21
      Lord Abbett Series Fund, Inc..............................  21
      Anchor Series Trust.......................................  21
      Seasons Series Trust......................................  21
      SunAmerica Series Trust...................................  21
   Substitution, Addition or Deletion of Variable Portfolios....  25
   Fixed Accounts...............................................  25
      Secure Value Account......................................  26
   Dollar Cost Averaging Fixed Accounts.........................  26
   Dollar Cost Averaging Program................................  26
   Automatic Asset Rebalancing Program..........................  27
   Transfers During the Accumulation Phase......................  27
   Short-Term Trading Policies..................................  28
   Transfers During the Income Phase............................  30
   Voting Rights................................................  30
ACCESS TO YOUR MONEY............................................  30
   Penalty-Free Withdrawal Amount...............................  30
   Systematic Withdrawal Program................................  32
   Nursing Home Waiver..........................................  33
OPTIONAL LIVING BENEFIT.........................................  33
   Polaris Income Builder Daily Flex............................  35
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO OPTIONAL LIVING BENEFIT.........................  39
DEATH BENEFITS..................................................  43
   Beneficiary Continuation Programs............................  44
   Death Benefit Options........................................  45
   Standard Death Benefit.......................................  45
   Optional Maximum Anniversary Value Death Benefit.............  46
   Spousal Continuation.........................................  46
EXPENSES........................................................  46
   Separate Account Charges.....................................  47
   Premium Based Charge.........................................  47
   Withdrawal Charges...........................................  48
   Underlying Fund Expenses.....................................  49
   Contract Maintenance Fee.....................................  49
   Transfer Fee.................................................  49
   Optional Living Benefit Fee..................................  49
   Optional Maximum Anniversary Value Death Benefit Fee.........  50
   Premium Tax..................................................  50
   Income Taxes.................................................  50
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  50
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  50
ANNUITY INCOME OPTIONS..........................................  52
   The Income Phase.............................................  52
   Annuity Income Options.......................................  52
   Fixed or Variable Annuity Income Payments....................  53
   Annuity Income Payments......................................  53
   Deferment of Payments........................................  53
TAXES...........................................................  54
   Annuity Contracts in General.................................  54
   Tax Treatment of Purchase Payments...........................  54
   Tax Treatment of Distributions...............................  55
   Required Minimum Distributions...............................  56
   Tax Treatment of Death Benefits..............................  57
   Tax Treatment of Optional Living Benefits....................  57
   Contracts Owned by a Trust or Corporation....................  57
   Withholding..................................................  57
   Gifts, Pledges and/or Assignments of a Contract..............  58
   Diversification and Investor Control.........................  58
   Our Taxes....................................................  59
OTHER INFORMATION...............................................  59
   The Distributor..............................................  59
   The Company..................................................  59
   The Separate Account.........................................  60
   The General Account..........................................  60
   Financial Statements.........................................  61
   Administration...............................................  61
   Legal Proceedings............................................  62
   Registration Statements......................................  62
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  62
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER
  DAILY FLEX FEE................................................ C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2019.......................................... F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED
  PRIOR TO FEBRUARY 6, 2017..................................... G-1


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a penalty free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, PENALTY FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER DAILY FLEX


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.35%          2.50%
 Two Covered Persons       1.35%          2.50%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

                                       8

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                    YEARS SINCE PREMIUM RECEIPT
                                        ----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%       0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%       0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%       0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%       0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%       0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%      0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE
   POLARIS INCOME BUILDER DAILY FLEX FEE.

                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FEE TABLE FOR CONTRACTS ISSUED BETWEEN SEPTEMEBER 10, 2018 AND APRIL 30, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME BUILDER DAILY
(Polaris Income Builder Daily is not available for election on or after May 1,
2019)


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.30%          2.50%
 Two Covered Persons       1.45%          2.50%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

                                       10

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                    YEARS SINCE PREMIUM RECEIPT
                                        ----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%       0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%       0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%       0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%       0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%       0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%      0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX F for a description of the living benefit you may have elected.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           FEE TABLE FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER
SUNAMERICA INCOME PLUS
(Polaris Income Builder is not available for election on or after September 10, 2018 and SunAmerica Income Plus is not available for election on or after May 1, 2013)


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                       12


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                    YEARS SINCE PREMIUM RECEIPT
                                        ----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%       0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%       0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%       0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%       0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%       0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%      0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX F for a description of the living benefit you may have elected.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The first Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. The second Maximum Expense Example reflects the highest possible combination of charges for the current offering of the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and the maximum annual fee rate of 2.50% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.03%*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 year        3 years     5 years     10 years
--------------   ---------   ---------   ---------
     $1,052      $2,240      $3,292      $5,783

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $452      $1,740      $2,992      $5,783


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47





(1)   If you surrender your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $816      $1,170      $1,442      $2,201

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $216      $670        $1,142      $2,201





MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.50% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.03%*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 year        3 years     5 years     10 years
--------------   ---------   ---------   ---------
     $1,043      $2,231      $3,285      [$5,778

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $443      $1,731      $2,985      $5,778


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $816      $1,170      $1,442      $2,201

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $216      $670        $1,142      $2,201

                                       14

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, a maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The first Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Builder Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The second Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Builder Daily Flex fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.
* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.93% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.


                                       15

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


                                       16



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                          MINIMUM
                              MINIMUM       MINIMUM      AUTOMATIC
                              INITIAL     SUBSEQUENT     SUBSEQUENT
                             PURCHASE      PURCHASE       PURCHASE
                              PAYMENT       PAYMENT       PAYMENT
        Qualified(1)        $10,000      $500           $100
      Non-Qualified(1)      $10,000      $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We will not allow anyone age 86 or older to add additional Purchase Payments after the contract issue date. The attained age restrictions to add additional Purchase Payments may vary depending on your election of an optional living benefit or optional death benefit as follows:


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        86                    81                      81

We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).

We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       17



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


                                       18



The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.

The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.

IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of the following values without deduction of fees and charges:

     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.

PLEASE SEE YOUR CONTRACT AND APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


                                       19

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect the optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFIT SECTION. IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2019 AND ELECTED A LIVING BENEFIT, PLEASE SEE APPENDIX F FOR APPLICABLE INVESTMENT REQUIREMENTS REGARDING YOUR INVESTMENT OPTIONS.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and


                                       20



expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").

     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisors to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


                                       21



            The following Volatility Control Funds are available for investment on contracts issued prior to September 10, 2018 only:


            SA VCP DYNAMIC ALLOCATION PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefit under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.


PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       22

ASSET ALLOCATION


UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 American Funds Asset Allocation                             Capital Research and Management Company      AFIS
 American Funds Capital Income Builder                       Capital Research and Management Company      AFIS
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 Invesco V.I. Equity and Income Fund                         Invesco Advisers, Inc.                       AVIF
 SA Allocation Balanced                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Growth                                        SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth                               SunAmerica Asset Management, LLC             SST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(2)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST

1 This Underlying Fund is a Fund-of-Funds.

2 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   -------
 American Funds Bond                                     Capital Research and Management Company                      AFIS
 American Funds Global Bond                              Capital Research and Management Company                      AFIS
 Franklin Strategic Income VIP Fund                      Franklin Advisers, Inc.                                      FTVIPT
 Lord Abbett Bond Debenture Portfolio                    Lord Abbett & Co. LLC                                        LASF
 Lord Abbett Total Return Portfolio                      Lord Abbett & Co. LLC                                        LASF
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST
 Templeton Global Bond VIP Fund                          Franklin Advisers, Inc.                                      FTVIPT

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK


UNDERLYING FUNDS                                MANAGED BY:                                 TRUST
---------------------------------------------   -----------------------------------------   -------
 American Funds Global Growth                   Capital Research and Management Company     AFIS
 American Funds Global Small Capitalization     Capital Research and Management Company     AFIS
 American Funds Growth-Income                   Capital Research and Management Company     AFIS
 American Funds Growth                          Capital Research and Management Company     AFIS
 American Funds International                   Capital Research and Management Company     AFIS
 Franklin Mutual Global Discovery VIP Fund      Franklin Advisers, Inc.                     FTVIPT
 Franklin Rising Dividends VIP Fund             Franklin Advisers, Inc.                     FTVIPT
 Invesco V.I. American Franchise Fund(3)        Invesco Advisers, Inc.                      AVIF
 Invesco V.I. American Value Fund               Invesco Advisers, Inc.                      AVIF

                                       23


UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. Comstock Fund(3)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Developing Growth Portfolio                   Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Growth and Income Portfolio                   Lord Abbett & Co. LLC                            LASF
 Lord Abbett Mid Cap Stock Portfolio                       Lord Abbett & Co. LLC                            LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(3)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                          SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                       SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA Mid Cap Index Portfolio                                SunAmerica Asset Management, LLC                 SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(3)         Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST

3 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


VOLATILITY CONTROL FUNDS (AVAILABLE ON CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018 ONLY)


UNDERLYING FUNDS                             MANAGED BY:                                                     TRUST
------------------------------------------   -------------------------------------------------------------   ------
 SA Invesco VCP Equity-Income Portfolio      Invesco Advisers, Inc.                                          SAST
 SA T. Rowe Price VCP Balanced Portfolio     T. Rowe Price Associates, Inc.                                  SAST
 SA VCP Dynamic Allocation Portfolio(4)      SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

4 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       24



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       25



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:

  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400

* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.


                                       26



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


                                       27




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


                                       28



Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To


                                       29



the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE

                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.


                                       30




YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT ON OR AFTER THE ACTIVATION DATE below.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.

Penalty Free Withdrawal Amount and the Living Benefit on or after the Activation Date

If you elect the Polaris Income Builder Daily Flex living benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base, and future Lifetime Income. The Income Base is the basis for calculating your Lifetime Income. PLEASE SEE GLOSSARY OF LIVING BENEFIT TERMS UNDER OPTIONAL LIVING BENEFITS BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your


                                       31



Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals

Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.


Total Withdrawals

We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect the Polaris Income Builder Daily Flex living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate living benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS ON OR AFTER THE ACTIVATION DATE, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.


                                       32



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT


This optional living benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. Polaris Income Builder Daily Flex is designed to provide the contract owners(s) lifetime income with the flexibility to activate income at any time. This feature allows the Income Base to step up more frequently to Step-Up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You must invest in accordance with investment requirements outlined below.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefit offered in your contract.


GLOSSARY OF LIVING BENEFIT TERMS

ACTIVATION DATE

The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s).

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE

The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.

CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


                                       33



COVERED PERSON CHANGE

The Covered Person(s) may be changed in the event of a Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE

The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.

INVESTMENT REQUIREMENTS

In order to elect the living benefit, you must invest your money in accordance with certain requirements outlined below under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME BUILDER DAILY FLEX?"

LIFE CHANGE EVENT

A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.

LIFETIME INCOME

Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.

MINIMUM INCOME BASE

The Minimum Income Base is a guaranteed minimum amount of the Income Base determined on each contract Benefit Year Anniversary prior to the Activation Date and up to the 10th Benefit Year Anniversary of the contract. An annual 5% Minimum Income Base Percentage will be applied to each Purchase Payment received prior to that Benefit Year Anniversary during the Minimum Income Base period of 10 years, as long as the Activation Date is not prior to that Benefit Year Anniversary as follows:

                                     MINIMUM INCOME BASE
                                          PERCENTAGE
 BENEFIT YEAR ANNIVERSARY AFTER    (AS A PERCENTAGE OF EACH
     EACH PURCHASE PAYMENT            PURCHASE PAYMENT)
 1st Benefit Year Anniversary                         105%
 2nd Benefit Year Anniversary                         110%
 3rd Benefit Year Anniversary                         115%
 4th Benefit Year Anniversary                         120%
 5th Benefit Year Anniversary                         125%
 6th Benefit Year Anniversary                         130%
 7th Benefit Year Anniversary                         135%
 8th Benefit Year Anniversary                         140%
 9th Benefit Year Anniversary                         145%
 10th Benefit Year Anniversary                        150%

Any withdrawals taken prior to the Activation Date will reduce each Purchase Payment used in the calculation of the Minimum Income Base proportionately. The Minimum Income Base is only available in the first 10 Benefit Years, or upon the Activation Date, if earlier. For example: a Purchase Payment received in the 5th Benefit Year prior to the Activation Date can only have an annual Minimum Income Base Percentage of 5%, up to a maximum of 125%.

PROTECTED INCOME PAYMENT

The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.

STEP-UP VALUE

The Step-up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFIT

The optional living benefit, POLARIS INCOME BUILDER DAILY FLEX(SM), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the living benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional living benefit, which is a guaranteed minimum withdrawal benefit, for an additional


                                       34



fee only at the time of contract issue. The living benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional living benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return. If you elect the Living Benefit prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional living benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the living benefit. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

PLEASE SEE POLARIS INCOME BUILDER DAILY FLEX BELOW for a more detailed description of the living benefit regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.


POLARIS INCOME BUILDER DAILY FLEX


How does Polaris Income Builder Daily Flex work?

Polaris Income Builder Daily Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect this feature, you must elect the date on which your Lifetime Income is activated (the "Activation Date").

This feature allows you flexibility to make a change to your initial election of Covered Person(s) (the "Covered Person Change") on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract.

You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionally reduce the Income Base and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.

Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)' Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.

On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values and subsequent Purchase Payments, if any. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME BUILDER DAILY FLEX?" BELOW.

THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.

Are there investment requirements if I elect the Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with the following:


                                       35




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the contract value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.

What are the factors used to calculate Polaris Income Builder Daily Flex?

The Lifetime Income offered by Polaris Income Builder Daily Flex is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES which are values used to determine the Income Base on a daily basis. The Step-up Value is equal to the current contract value on any day where the current contract value is greater than the Income Base due to favorable market performance. Then, on


                                       36



that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

THIRD, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 10th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the GLOSSARY OF LIVING BENEFIT TERMS. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors upon the Activation Date: 1) whether there is one or two Covered Person(s) and 2) the age of the Covered Person(s).

PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185790 OR 333-178849.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken on or after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal.

PLEASE SEE APPENDIX D FOR DETAILED NUMERICAL EXAMPLES OF HOW YOUR LIVING BENEFIT IS CALCULATED.

How do increases to the Income Base work under Polaris Income Builder Daily
Flex?

PRIOR TO THE ACTIVATION DATE, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.

Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.

ON OR AFTER THE ACTIVATION DATE, the Income Base is increased only on the Benefit Year Anniversary by looking back to the higher Step-up Value since the Activation Date ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the higher Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the higher Step-up Value since the last Excess Withdrawal.

What are the effects of withdrawals on Polaris Income Builder Daily Flex?

The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.

PRIOR TO THE ACTIVATION DATE

Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable, because your Lifetime Income withdrawals have not been activated.

ON OR AFTER THE ACTIVATION DATE

                                       37



Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal.

The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     MINIMUM INCOME BASE: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Year Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder Daily Flex?

The fee for Polaris Income Builder Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the


                                       38



previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


POLARIS INCOME BUILDER DAILY FLEX FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.35%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FLEX FEE.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to September 10, 2018. PLEASE SEE APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

PRIOR TO THE ACTIVATION DATE:
If the contract value is reduced to zero, due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.

ON OR AFTER THE ACTIVATION DATE:
If the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                     APPLICABLE TO OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect the living benefit?


You may elect the living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the living benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than


                                       39



those listed here. You must meet the age requirements for those features in order to elect them.

POLARIS INCOME BUILDER DAILY FLEX:


                                     COVERED PERSON
    NUMBER OF OWNERS        MINIMUM AGE(1)     MAXIMUM AGE(2)
         One Owner               45                 80
      Joint Owners(3)            45                 80

(1) Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.

(2) Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.

(3) Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


What are the allowable changes to Covered Person(s) prior to the Activation
Date?

You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.

     o MARRIAGE - If there is one Covered Person, you may add your spouse as the second Covered Person;

     o DIVORCE - If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;

     o DEATH - Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.

WHAT ARE THE ALLOWABLE CHANGES TO COVERED PERSON(S) ON THE ACTIVATION DATE?


    NUMBER OF OWNERS AND        ALLOWED CHANGES TO COVERED PERSON(S)
      COVERED PERSONS                  ON THE ACTIVATION DATE
  Single Owned Contract &      Add Spouse as the second Covered Person
      One Covered Person
  Single Owned Contract &        Remove or Change the second Covered
   Two Covered Persons(1)        Person who is not the Single Owner
 Jointly Owned Contract &       Add Joint Owner as the second Covered
      One Covered Person                       Person
 Jointly Owned Contract &      Remove or Change either Covered Person
   Two Covered Persons(1)

(1) You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.

Your Lifetime Income will change as a result of removing or adding a Covered Person(s).

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

PRIOR TO THE ACTIVATION DATE, Required Minimum Distributions ("RMD") will proportionately reduce the Income Base and the Purchase Payments used to calculate the Minimum Income Base.

ON OR AFTER THE ACTIVATION DATE, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking Required Minimum Distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY FLEX?" ABOVE.

ANY WITHDRAWAL TAKEN BEFORE YOU ACTIVATE LIFETIME INCOME (INCLUDING RMDS) WILL RESULT IN A REDUCTION OF THE AMOUNT OF FUTURE WITHDRAWALS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT (MAWA).

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

PRIOR TO THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a


                                       40



          new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

ON OR AFTER THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.

If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.

WHAT HAPPENS TO MY LIVING BENEFIT UPON A SPOUSAL CONTINUATION IF I ELECTED TWO COVERED PERSONS AND IF THE CONTRACT VALUE IS GREATER THAN ZERO?

PRIOR TO THE ACTIVATION DATE, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

Note: Prior to the Activation Date, if the contract value goes to zero due a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.

ON OR AFTER THE ACTIVATION DATE, upon the first of the two Covered Person's death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER DAILY FLEX WORK?" ABOVE.

If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

On the Latest Annuity Date if the contract value is greater than zero, You must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:

          a. elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If


                                       41



              you choose this option, We will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or

          b. elect to receive Lifetime Income under Your Living Benefit by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).


CAN I ELECT TO CANCEL MY LIVING BENEFIT?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the living benefits are terminated. In addition, the investment requirements for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder Daily Flex?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my living benefit will be automatically cancelled?

The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or

      (iv) Any withdrawal prior to the Activation Date that reduces the Contract Value; or

      (v) On or after the Activation Date, any Excess Withdrawal that reduces the Contract Value and Income Base to zero; or


                                       42



      (vi) Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vii) A change that removes all of the original Covered Persons from the contract; or

      (viii)     A Change of the Owner or Assignment; or

      (ix)       You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the living benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the living benefit. Any ownership change is contingent upon prior review and approval by the Company.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       43



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary;

     o The Beneficiary may transfer funds among the available Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner; and

     o Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees.


                                       44



INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and death benefit are first reduced by the Maximum Annual Withdrawal amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS FOR MORE INFORMATION ON PURCHASE PAYMENT RESTRICTIONS.


DEATH BENEFIT OPTIONS


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

                                       45



     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Premium Based Charge

     o     Withdrawal Charges

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Underlying Fund Expenses

                                       46



     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 0.95%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


                                       47




                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than                   2.00%           0.0714%
   $1,000,000
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE PREMIUM BASED CHARGE.


WITHDRAWAL CHARGES

The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                  YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT          1        2       3        4       5      6        7     8+
 Less than
    $50,000           6%      5%      5%        4%  3%         2%      1%  0%
 $50,000 but
 less than
   $100,000         5.5%      5%      5%        4%  3%         2%      1%  0%
 $100,000 but
 less than
   $250,000         4.5%      4%      4%        3%  3%         2%      1%  0%
 $250,000 but
 less than
   $500,000         3.5%      3%      3%     2.25%  2%         2%      1%  0%
 $500,000 but
 less than
 $1,000,000           3%      2%      2%      1.5%  1%         1%      1%  0%
 $1,000,000 or
 more              2.25%    1.5%    1.5%        1%  1%      0.75%    0.5%  0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


                                       48



UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Daily Flex living benefit fee will be calculated as a percentage of the Income Base for all years in which the living benefit is in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 FOR SPECIFIC FEE INFORMATION.


OPTIONAL POLARIS INCOME BUILDER DAILY FLEX FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.35%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect


                                       49



for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FLEX FEE.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to September 10, 2018. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.


                                       50



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


                                       51

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                             ANNUITY INCOME OPTIONS
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--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


                                       52



ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR


                                       53



MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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--------------------------------------------------------------------------------

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


                                       54



TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;


                                       55



     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


                                       56



AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax


                                       57



adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership


                                       58



over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of


                                       59



property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and


                                       60



liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also


                                       61



impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       62

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL
                                                                                     YEAR
                                                                  INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12
================================================================ ============== =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL         FISCAL           FISCAL            FISCAL
                                                                      YEAR           YEAR             YEAR              YEAR
                                                                      ENDED          ENDED           ENDED             ENDED
VARIABLE PORTFOLIOS                                                 12/31/13       12/31/14         12/31/15          12/31/16
================================================================ ============== ============== ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A            (a)$10.000
                                                                 (b)N/A         (b)N/A         (b)N/A            (b)$9.987
 Ending AUV..................................................... (a)N/A         (a)N/A         (a)$10.000        (a)$10.813
                                                                 (b)N/A         (b)N/A              (b)$9.987        (b)$10.773
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)154,121        (a)299,402
                                                                 (b)N/A         (b)N/A         (b)196,184        (b)514,199

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.840
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.824
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.840        (a)$10.021
                                                                 (b)N/A         (b)N/A              (b)$9.824         (b)$9.979
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)24,582         (a)201,161
                                                                 (b)N/A         (b)N/A         (b)30,428         (b)188,888

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.380
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.364
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.380         (a)$9.643
                                                                 (b)N/A         (b)N/A              (b)$9.364         (b)$9.603
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)84,673         (a)255,680
                                                                 (b)N/A         (b)N/A         (b)109,953        (b)462,052

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.537
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.522
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.537         (a)$9.676
                                                                 (b)N/A         (b)N/A              (b)$9.522         (b)$9.636
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)8,066          (a)34,431
                                                                 (b)N/A         (b)N/A         (b)6,098          (b)37,367

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.862
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.850
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.862         (a)$9.805
                                                                 (b)N/A         (b)N/A              (b)$9.850         (b)$9.769
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)126,664        (a)240,470
                                                                 (b)N/A         (b)N/A         (b)245,007        (b)439,889

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.230
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.215
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.230         (a)$9.312
                                                                 (b)N/A         (b)N/A              (b)$9.215         (b)$9.274
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)1,816          (a)15,798
                                                                 (b)N/A         (b)N/A         (b)15,853         (b)37,045

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.915
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.899
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.915        (a)$10.727
                                                                 (b)N/A         (b)N/A              (b)$9.899        (b)$10.683
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)182,391        (a)292,998
                                                                 (b)N/A         (b)N/A         (b)347,334        (b)713,139

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL
                                                                        YEAR              YEAR
                                                                       ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/17          12/31/18
================================================================ ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$10.813        (a)$12.248
                                                                 (b)$10.773        (b)$12.171
 Ending AUV..................................................... (a)$12.248        (a)$11.545
                                                                     (b)$12.171        (b)$11.444
 Ending Number of AUs........................................... (a)599,717        (a)2,033,927
                                                                 (b)747,639        (b)1,460,536

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................     (a)$10.021        (a)$10.253
                                                                      (b)$9.979        (b)$10.185
 Ending AUV.....................................................     (a)$10.253        (a)$10.066
                                                                     (b)$10.185         (b)$9.974
 Ending Number of AUs........................................... (a)398,703        (a)569,661
                                                                 (b)553,722        (b)706,466

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.643        (a)$10.760
                                                                      (b)$9.603        (b)$10.689
 Ending AUV.....................................................     (a)$10.760         (a)$9.885
                                                                     (b)$10.689         (b)$9.795
 Ending Number of AUs........................................... (a)473,355        (a)699,837
                                                                 (b)751,499        (b)985,092

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.676        (a)$10.220
                                                                      (b)$9.636        (b)$10.153
 Ending AUV.....................................................     (a)$10.220         (a)$9.960
                                                                     (b)$10.153         (b)$9.870
 Ending Number of AUs........................................... (a)66,092         (a)124,191
                                                                 (b)131,221        (b)230,704

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................      (a)$9.805        (a)$12.403
                                                                      (b)$9.769        (b)$12.326
 Ending AUV.....................................................     (a)$12.403        (a)$11.150
                                                                     (b)$12.326        (b)$11.053
 Ending Number of AUs........................................... (a)345,455        (a)477,840
                                                                 (b)586,891        (b)771,628

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.312        (a)$11.588
                                                                      (b)$9.274        (b)$11.512
 Ending AUV.....................................................     (a)$11.588        (a)$10.238
                                                                     (b)$11.512        (b)$10.144
 Ending Number of AUs........................................... (a)57,944         (a)164,836
                                                                 (b)118,540        (b)245,124

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................     (a)$10.727        (a)$13.523
                                                                     (b)$10.683        (b)$13.439
 Ending AUV.....................................................     (a)$13.523        (a)$13.327
                                                                     (b)$13.439        (b)$13.327
 Ending Number of AUs........................................... (a)488,856        (a)0
                                                                 (b)1,003,008      (b)781,275

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184    (a)$10.492    (a)$12.865
                                                                  (b)$10.159      (b)$9.094    (b)$10.364    (b)$12.675
 Ending AUV......................................................  (a)$9.184     (a)$10.492    (a)$12.865    (a)$13.106
                                                                   (b)$9.094     (b)$10.364    (b)$12.675    (b)$12.881
 Ending Number of AUs............................................ (a)24,669      (a)48,018     (a)109,037    (a)183,299
                                                                  (b)16,233      (b)44,018     (b)111,204    (b)296,946

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781    (a)$12.030    (a)$13.579
                                                                  (b)$11.330     (b)$10.702    (b)$11.912    (b)$13.411
 Ending AUV...................................................... (a)$10.781     (a)$12.030    (a)$13.579    (a)$14.071
                                                                  (b)$10.702     (b)$11.912    (b)$13.411    (b)$13.863
 Ending Number of AUs............................................ (a)90,666      (a)323,638    (a)479,766    (a)574,340
                                                                  (b)54,410      (b)203,548    (b)380,936    (b)666,009

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL         FISCAL           FISCAL           FISCAL
                                                                       YEAR           YEAR             YEAR             YEAR
                                                                      ENDED           ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/15       12/31/16         12/31/17         12/31/18
================================================================= ============= ================ ================ ================
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)$9.822       (a)$10.825       (a)$12.802
                                                                  (b)N/A         (b)$9.587       (b)$10.540       (b)$12.722
 Ending AUV......................................................  (a)$9.822    (a)$10.825       (a)$12.802       (a)$12.422
                                                                   (b)$9.587    (b)$10.540       (b)$12.722       (b)$12.311
 Ending Number of AUs............................................ (a)410,118    (a)758,910       (a)1,100,929     (a)1,380,086
                                                                  (b)547,999    (b)1,117,288     (b)1,635,571     (b)2,101,265

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.692        (a)$8.887       (a)$11.611
                                                                  (b)N/A         (b)$8.678        (b)$8.850       (b)$11.534
 Ending AUV......................................................  (a)$8.692     (a)$8.887       (a)$11.611        (a)$9.958
                                                                   (b)$8.678     (b)$8.850       (b)$11.534        (b)$9.868
 Ending Number of AUs............................................ (a)7,189      (a)37,274        (a)111,697       (a)221,697
                                                                  (b)22,643     (b)102,015       (b)226,934       (b)487,586

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS
  ALLOCATION VIP FUND) - FTVIPT Class 2
Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.106    (a)$12.175       (a)$13.650       (a)$15.141
                                                                  (b)$12.881    (b)$11.936       (b)$13.349       (b)$14.770
 Ending AUV...................................................... (a)$12.175    (a)$13.650       (a)$15.141       (a)$13.550
                                                                  (b)$11.936    (b)$13.349       (b)$14.770       (b)$13.185
 Ending Number of AUs............................................ (a)371,406    (a)386,113       (a)373,859       (a)365,209
                                                                  (b)425,781    (b)422,961       (b)425,749       (b)455,544

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.071    (a)$12.955       (a)$14.632       (a)$15.896
                                                                  (b)$13.863    (b)$12.731       (b)$14.344       (b)$15.544
 Ending AUV...................................................... (a)$12.955    (a)$14.632       (a)$15.896       (a)$15.068
                                                                  (b)$12.731    (b)$14.344       (b)$15.544       (b)$14.697
 Ending Number of AUs............................................ (a)645,293    (a)635,461       (a)660,638       (a)647,863
                                                                  (b)861,516    (b)872,481       (b)986,898       (b)1,011,137

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.985        (a)$9.984       (a)$10.741
                                                                  (b)N/A         (b)$8.971        (b)$9.943       (b)$10.670
 Ending AUV......................................................  (a)$8.985     (a)$9.984       (a)$10.741        (a)$9.445
                                                                   (b)$8.971     (b)$9.943       (b)$10.670        (b)$9.359
 Ending Number of AUs............................................ (a)26,838     (a)81,098        (a)128,739       (a)210,221
                                                                  (b)41,595     (b)154,174       (b)309,066       (b)486,464

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.467       (a)$10.883       (a)$12.996
                                                                  (b)N/A         (b)$9.452       (b)$10.838       (b)$12.910
 Ending AUV......................................................  (a)$9.467    (a)$10.883       (a)$12.996       (a)$12.219
                                                                   (b)$9.452    (b)$10.838       (b)$12.910       (b)$12.108
 Ending Number of AUs............................................ (a)27,324     (a)89,360        (a)200,827       (a)323,155
                                                                  (b)58,415     (b)210,230       (b)395,021       (b)542,700

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.374       (a)$10.023       (a)$10.381
                                                                  (b)N/A         (b)$9.359        (b)$9.982       (b)$10.313
 Ending AUV......................................................  (a)$9.374    (a)$10.023       (a)$10.381       (a)$10.063
                                                                   (b)$9.359     (b)$9.982       (b)$10.313        (b)$9.971
 Ending Number of AUs............................................ (a)5,651      (a)26,774        (a)56,668        (a)85,192
                                                                  (b)8,527      (b)34,076        (b)77,920        (b)106,531

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service
  Class
Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A            (a)$9.940        (a)$9.896
                                                                  (b)N/A        (b)N/A            (b)$9.924        (b)$9.855
 Ending AUV...................................................... (a)N/A         (a)$9.940        (a)$9.896        (a)$9.947
                                                                  (b)N/A         (b)$9.924        (b)$9.855        (b)$9.881
 Ending Number of AUs............................................ (a)N/A        (a)140,397       (a)254,642       (a)329,771
                                                                  (b)N/A        (b)39,427        (b)81,109        (b)121,985

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL           FISCAL           FISCAL
                                                                                  YEAR             YEAR             YEAR
                                                              INCEPTION TO        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/11        12/31/12         12/31/13         12/31/14
============================================================ ============== ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$12.278     (a)$10.563       (a)$11.864       (a)$16.430
                                                             (b)$12.033     (b)$10.337       (b)$11.581       (b)$15.998
 Ending AUV................................................. (a)$10.563     (a)$11.864       (a)$16.430       (a)$17.604
                                                             (b)$10.337     (b)$11.581       (b)$15.998       (b)$17.099
 Ending Number of AUs....................................... (a)3,172       (a)14,257        (a)22,931        (a)26,449
                                                             (b)2,616       (b)7,962         (b)18,215        (b)34,518

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$14.357     (a)$12.778       (a)$15.052       (a)$20.227
                                                             (b)$14.024     (b)$12.460       (b)$14.641       (b)$19.626
 Ending AUV................................................. (a)$12.778     (a)$15.052       (a)$20.227       (a)$21.859
                                                             (b)$12.460     (b)$14.641       (b)$19.626       (b)$21.156
 Ending Number of AUs....................................... (a)422,878     (a)1,265,557     (a)1,951,980     (a)2,377,411
                                                             (b)166,297     (b)465,809       (b)826,537       (b)1,377,449

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$16.204     (a)$14.484       (a)$16.406       (a)$21.740
                                                             (b)$15.799     (b)$14.102       (b)$15.933       (b)$21.060
 Ending AUV................................................. (a)$14.484     (a)$16.406       (a)$21.740       (a)$23.680
                                                             (b)$14.102     (b)$15.933       (b)$21.060       (b)$22.882
 Ending Number of AUs....................................... (a)487,187     (a)1,470,919     (a)2,124,740     (a)2,477,811
                                                             (b)196,752     (b)544,102       (b)886,374       (b)1,351,814

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.438     (a)$11.716       (a)$13.008       (a)$17.512
                                                             (b)$13.140     (b)$11.440       (b)$12.670       (b)$17.014
 Ending AUV................................................. (a)$11.716     (a)$13.008       (a)$17.512       (a)$18.673
                                                             (b)$11.440     (b)$12.670       (b)$17.014       (b)$18.098
 Ending Number of AUs....................................... (a)61,706      (a)162,555       (a)240,289       (a)271,231
                                                             (b)20,038      (b)70,267        (b)122,398       (b)167,629

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/15         12/31/16         12/31/17         12/31/18
============================================================ ================ ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$17.604       (a)$18.266       (a)$18.459       (a)$23.226
                                                             (b)$17.099       (b)$17.697       (b)$17.840       (b)$22.392
 Ending AUV................................................. (a)$18.266       (a)$18.459       (a)$23.226       (a)$22.111
                                                             (b)$17.697       (b)$17.840       (b)$22.392       (b)$21.262
 Ending Number of AUs....................................... (a)34,624        (a)38,078        (a)38,393        (a)40,917
                                                             (b)40,700        (b)45,207        (b)55,280        (b)76,017

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.640        (a)$9.861       (a)$10.714
                                                             (b)N/A            (b)$8.626        (b)$9.820       (b)$10.643
 Ending AUV.................................................  (a)$8.640        (a)$9.861       (a)$10.714        (a)$9.246
                                                              (b)$8.626        (b)$9.820       (b)$10.643        (b)$9.162
 Ending Number of AUs....................................... (a)3,412         (a)17,712        (a)33,589        (a)53,973
                                                             (b)13,680        (b)61,781        (b)97,771        (b)154,824

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$21.859       (a)$20.311       (a)$23.537       (a)$27.412
                                                             (b)$21.156       (b)$19.609       (b)$22.667       (b)$26.334
 Ending AUV................................................. (a)$20.311       (a)$23.537       (a)$27.412       (a)$23.794
                                                             (b)$19.609       (b)$22.667       (b)$26.334       (b)$22.800
 Ending Number of AUs....................................... (a)2,553,545     (a)2,259,230     (a)2,128,700     (a)2,096,136
                                                             (b)1,717,111     (b)1,638,627     (b)1,586,358     (b)1,664,850

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.464       (a)$10.739       (a)$11.833
                                                             (b)N/A            (b)$9.479       (b)$10.783       (b)$11.755
 Ending AUV.................................................  (a)$9.464       (a)$10.739       (a)$11.833       (a)$10.580
                                                              (b)$9.479       (b)$10.783       (b)$11.755       (b)$10.484
 Ending Number of AUs....................................... (a)42,994        (a)129,947       (a)190,958       (a)331,837
                                                             (b)31,893        (b)85,847        (b)278,811       (b)433,226

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$23.680       (a)$22.679       (a)$26.830       (a)$30.307
                                                             (b)$22.882       (b)$21.860       (b)$25.797       (b)$29.068
 Ending AUV................................................. (a)$22.679       (a)$26.830       (a)$30.307       (a)$25.939
                                                             (b)$21.860       (b)$25.797       (b)$29.068       (b)$24.816
 Ending Number of AUs....................................... (a)2,568,742     (a)2,246,492     (a)2,188,932     (a)2,166,918
                                                             (b)1,624,831     (b)1,538,148     (b)1,513,706     (b)1,549,068

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.413       (a)$10.456       (a)$11.311
                                                             (b)N/A            (b)$9.398       (b)$10.413       (b)$11.237
 Ending AUV.................................................  (a)$9.413       (a)$10.456       (a)$11.311       (a)$10.754
                                                              (b)$9.398       (b)$10.413       (b)$11.237       (b)$10.656
 Ending Number of AUs....................................... (a)13,898        (a)51,050        (a)171,542       (a)330,878
                                                             (b)15,069        (b)96,583        (b)296,729       (b)490,393

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.645        (a)$8.340       (a)$10.734
                                                             (b)N/A            (b)$8.631        (b)$8.306       (b)$10.663
 Ending AUV.................................................  (a)$8.645        (a)$8.340       (a)$10.734       (a)$11.151
                                                              (b)$8.631        (b)$8.306       (b)$10.663       (b)$11.049
 Ending Number of AUs....................................... (a)1,732         (a)3,397         (a)4,303         (a)28,839
                                                             (b)1,294         (b)13,376        (b)25,845        (b)46,034

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$18.673       (a)$17.967       (a)$20.844       (a)$23.410
                                                             (b)$18.098       (b)$17.370       (b)$20.101       (b)$22.519
 Ending AUV................................................. (a)$17.967       (a)$20.844       (a)$23.410       (a)$21.299
                                                             (b)$17.370       (b)$20.101       (b)$22.519       (b)$20.437
 Ending Number of AUs....................................... (a)283,867       (a)250,496       (a)249,137       (a)246,052
                                                             (b)191,805       (b)183,010       (b)183,911       (b)195,755

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                                 (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV..................................................... (a)$13.869     (a)$15.735    (a)$20.314
                                                                 (b)$13.544     (b)$15.329    (b)$19.740
 Ending Number of AUs........................................... (a)24,441      (a)39,093     (a)56,450
                                                                 (b)8,043       (b)21,620     (b)43,237

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973     (a)$9.186
                                                                  (b)$8.643      (b)$7.761     (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186    (a)$12.475
                                                                  (b)$7.761      (b)$8.919    (b)$12.084
 Ending Number of AUs........................................... (a)1,215       (a)2,979      (a)7,169
                                                                 (b)753         (b)12,322     (b)34,820

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739    (a)$12.584
                                                                 (b)$12.582     (b)$10.587    (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584    (a)$17.135
                                                                 (b)$10.587     (b)$12.375    (b)$16.808
 Ending Number of AUs........................................... (a)177,599     (a)460,187    (a)590,065
                                                                 (b)66,272      (b)200,196    (b)270,846

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264     (a)$2.411
                                                                  (b)$2.441      (b)$2.185     (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411     (a)$2.999
                                                                  (b)$2.185      (b)$2.321     (b)$2.881
 Ending Number of AUs........................................... (a)15,580      (a)24,726     (a)29,165
                                                                 (b)476         (b)26,486     (b)52,887

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462    (a)$11.298
                                                                 (b)$11.229     (b)$11.109    (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298    (a)$11.134
                                                                 (b)$11.109     (b)$10.923    (b)$10.738
 Ending Number of AUs........................................... (a)86,712      (a)18,429     (a)99,066
                                                                 (b)6,946       (b)10,863     (b)95,447

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665    (a)$18.742
                                                                 (b)$15.829     (b)$16.210    (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742    (a)$25.300
                                                                 (b)$16.210     (b)$18.185    (b)$24.487
 Ending Number of AUs........................................... (a)2,212       (a)107,479    (a)365,685
                                                                 (b)720         (b)29,440     (b)157,518

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.314    (a)$22.441    (a)$21.386    (a)$24.658
                                                                 (b)$19.740    (b)$21.753    (b)$20.678    (b)$23.782
 Ending AUV..................................................... (a)$22.441    (a)$21.386    (a)$24.658    (a)$26.095
                                                                 (b)$21.753    (b)$20.678    (b)$23.782    (b)$25.105
 Ending Number of AUs........................................... (a)70,488     (a)78,675     (a)75,552     (a)86,760
                                                                 (b)82,046     (b)104,648    (b)120,693    (b)165,117

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)$9.774    (a)$10.094
                                                                 (b)N/A        (b)N/A         (b)$9.758    (b)$10.053
 Ending AUV..................................................... (a)N/A         (a)$9.774    (a)$10.094    (a)$10.385
                                                                 (b)N/A         (b)$9.758    (b)$10.053    (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)11,026     (a)76,458     (a)203,252
                                                                 (b)N/A        (b)15,390     (b)80,370     (b)262,115

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.475    (a)$14.072    (a)$15.470    (a)$15.716
                                                                 (b)$12.084    (b)$13.597    (b)$14.910    (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470    (a)$15.716    (a)$20.498
                                                                 (b)$13.597    (b)$14.910    (b)$15.109    (b)$19.658
 Ending Number of AUs........................................... (a)11,322     (a)30,905     (a)24,839     (a)46,624
                                                                 (b)84,319     (b)88,805     (b)97,559     (b)104,432

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477    (a)$17.191    (a)$21.225
                                                                 (b)$16.808    (b)$18.079    (b)$16.779    (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191    (a)$21.225    (a)$23.716
                                                                 (b)$18.079    (b)$16.779    (b)$20.665    (b)$23.033
 Ending Number of AUs........................................... (a)670,511    (a)728,165    (a)641,072    (a)633,444
                                                                 (b)406,620    (b)535,490    (b)491,582    (b)515,053

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.999     (a)$3.699     (a)$4.024     (a)$4.645
                                                                  (b)$2.881     (b)$3.545     (b)$3.846     (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024     (a)$4.645     (a)$6.205
                                                                  (b)$3.545     (b)$3.846     (b)$4.645     (b)$5.901
 Ending Number of AUs........................................... (a)50,669     (a)65,489     (a)69,178     (a)96,111
                                                                 (b)115,926    (b)156,305    (b)189,635    (b)254,889

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971    (a)$10.817    (a)$10.678
                                                                 (b)$10.738    (b)$10.554    (b)$10.380    (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817    (a)$10.678    (a)$10.626
                                                                 (b)$10.554    (b)$10.380    (b)$10.221    (b)$10.146
 Ending Number of AUs........................................... (a)117,180    (a)158,414    (a)209,497    (a)294,016
                                                                 (b)128,606    (b)160,116    (b)175,934    (b)203,413

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687    (a)$27.922    (a)$32.536
                                                                 (b)$24.487    (b)$26.730    (b)$26.890    (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922    (a)$32.536    (a)$38.199
                                                                 (b)$26.730    (b)$26.890    (b)$31.256    (b)$36.604
 Ending Number of AUs........................................... (a)515,749    (a)535,438    (a)489,825    (a)470,000
                                                                 (b)316,079    (b)394,880    (b)391,637    (b)395,402

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.095
                                                                 (b)$25.105
 Ending AUV..................................................... (a)$21.960
                                                                 (b)$21.074
 Ending Number of AUs........................................... (a)108,721
                                                                 (b)200,762

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)301,753
                                                                 (b)403,938

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)254,216
                                                                 (b)562,790

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)644,488
                                                                 (b)561,543

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)103,893
                                                                 (b)289,272

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)337,732
                                                                 (b)236,714

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)427,513
                                                                 (b)368,743

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)3,570
                                                                 (b)2,354

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                   INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12
================================================================= ============== =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.639     (a)$20.981
                                                                  (b)$20.110     (b)$20.411
 Ending AUV...................................................... (a)$20.981     (a)$23.097
                                                                  (b)$20.411     (b)$22.413
 Ending Number of AUs............................................ (a)209,299     (a)723,026
                                                                  (b)76,302      (b)269,050

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272
                                                                  (b)$29.758     (b)$28.498
 Ending AUV...................................................... (a)$29.272     (a)$33.907
                                                                  (b)$28.498     (b)$32.929
 Ending Number of AUs............................................ (a)34,676      (a)109,524
                                                                  (b)12,111      (b)45,604

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644
                                                                  (b)$10.628      (b)$9.508
 Ending AUV......................................................  (a)$9.644     (a)$11.231
                                                                   (b)$9.508     (b)$11.046
 Ending Number of AUs............................................ (a)223,090     (a)588,617
                                                                  (b)83,489      (b)217,286

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.097       (a)$23.142       (a)$24.193
                                                                  (b)$22.413       (b)$22.401       (b)$23.360
 Ending AUV...................................................... (a)$23.142       (a)$24.193       (a)$23.612
                                                                  (b)$22.401       (b)$23.360       (b)$22.742
 Ending Number of AUs............................................ (a)1,643,661     (a)2,097,613     (a)2,176,349
                                                                  (b)642,161       (b)1,043,917     (b)1,291,447

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$33.907       (a)$32.804       (a)$42.063
                                                                  (b)$32.929       (b)$31.778       (b)$40.646
 Ending AUV...................................................... (a)$32.804       (a)$42.063       (a)$42.320
                                                                  (b)$31.778       (b)$40.646       (b)$40.792
 Ending Number of AUs............................................ (a)181,994       (a)150,791       (a)140,071
                                                                  (b)82,475        (b)78,828        (b)79,882

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.231       (a)$15.023       (a)$14.847
                                                                  (b)$11.046       (b)$14.739       (b)$14.529
 Ending AUV...................................................... (a)$15.023       (a)$14.847       (a)$13.577
                                                                  (b)$14.739       (b)$14.529       (b)$13.253
 Ending Number of AUs............................................ (a)644,564       (a)752,283       (a)816,515
                                                                  (b)260,982       (b)402,830       (b)523,723

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.612       (a)$25.373       (a)$26.735
                                                                  (b)$22.742       (b)$24.377       (b)$25.621
 Ending AUV...................................................... (a)$25.373       (a)$26.735       (a)$25.669
                                                                  (b)$24.377       (b)$25.621       (b)$24.539
 Ending Number of AUs............................................ (a)2,136,225     (a)2,280,490     (a)2,107,677
                                                                  (b)1,333,545     (b)1,412,951     (b)1,347,316

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$42.320       (a)$45.424       (a)$47.301
                                                                  (b)$40.792       (b)$43.675       (b)$45.366
 Ending AUV...................................................... (a)$45.424       (a)$47.301       (a)$43.691
                                                                  (b)$43.675       (b)$45.366       (b)$41.799
 Ending Number of AUs............................................ (a)133,613       (a)136,072       (a)125,962
                                                                  (b)80,062        (b)83,745        (b)82,057

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.106
                                                                  (b)N/A           (b)N/A           (b)$10.089
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,065
                                                                  (b)N/A           (b)N/A           (b)16,590

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.139
                                                                  (b)N/A           (b)N/A           (b)$10.122
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)7,140

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.577       (a)$17.558       (a)$19.052
                                                                  (b)$13.253       (b)$17.097       (b)$18.506
 Ending AUV...................................................... (a)$17.558       (a)$19.052       (a)$16.417
                                                                  (b)$17.097       (b)$18.506       (b)$15.906
 Ending Number of AUs............................................ (a)674,006       (a)674,906       (a)676,466
                                                                  (b)470,920       (b)504,240       (b)539,278

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.359
                                                                  (b)N/A           (b)N/A            (b)$9.344
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)28,567
                                                                  (b)N/A           (b)N/A           (b)28,642

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.172
                                                                  (b)N/A           (b)N/A            (b)$9.157
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)79,130
                                                                  (b)N/A           (b)N/A           (b)39,965

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.970
                                                                  (b)N/A           (b)N/A            (b)$8.955
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)111,187
                                                                  (b)N/A           (b)N/A           (b)8,111

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476    (a)$17.609
                                                                  (b)$17.353     (b)$17.517    (b)$17.936    (b)$17.052
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609    (a)$17.340
                                                                  (b)$17.517     (b)$17.936    (b)$17.052    (b)$16.749
 Ending Number of AUs............................................ (a)54,780      (a)212,230    (a)616,331    (a)922,393
                                                                  (b)29,682      (b)101,468    (b)283,116    (b)560,765

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992     (a)$6.960     (a)$9.477
                                                                   (b)$7.243      (b)$6.175     (b)$7.155     (b)$9.718
 Ending AUV......................................................  (a)$5.992      (a)$6.960     (a)$9.477     (a)$9.713
                                                                   (b)$6.175      (b)$7.155     (b)$9.718     (b)$9.935
 Ending Number of AUs............................................ (a)184,748     (a)588,293    (a)728,766    (a)750,412
                                                                  (b)57,026      (b)205,912    (b)306,047    (b)357,455

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.340       (a)$16.641       (a)$16.658
                                                                  (b)$16.749       (b)$16.034       (b)$16.011
 Ending AUV...................................................... (a)$16.641       (a)$16.658       (a)$17.581
                                                                  (b)$16.034       (b)$16.011       (b)$16.856
 Ending Number of AUs............................................ (a)1,016,965     (a)1,080,180     (a)1,171,871
                                                                  (b)740,456       (b)803,356       (b)839,351

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.713        (a)$9.534        (a)$9.790
                                                                   (b)$9.935        (b)$9.727        (b)$9.963
 Ending AUV......................................................  (a)$9.534        (a)$9.790       (a)$12.077
                                                                   (b)$9.727        (b)$9.963       (b)$12.260
 Ending Number of AUs............................................ (a)725,710       (a)714,206       (a)640,602
                                                                  (b)374,920       (b)368,685       (b)349,801

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.845       (a)$11.466       (a)$12.477
                                                                  (b)$11.795       (b)$11.390       (b)$12.363
 Ending AUV...................................................... (a)$11.466       (a)$12.477       (a)$13.594
                                                                  (b)$11.390       (b)$12.363       (b)$13.436
 Ending Number of AUs............................................ (a)0             (a)3,077,085     (a)7,321,627
                                                                  (b)0             (b)220,800       (b)465,032

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)1,086,821
                                                                  (b)795,075

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.169
                                                                   (b)$9.153
 Ending Number of AUs............................................ (a)2,088
                                                                  (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.544
                                                                   (b)$9.528
 Ending Number of AUs............................................ (a)103,710
                                                                  (b)45,292

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.328
                                                                   (b)$9.312
 Ending Number of AUs............................................ (a)189,094
                                                                  (b)10,401

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.208
                                                                   (b)$9.192
 Ending Number of AUs............................................ (a)235,329
                                                                  (b)13,748

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.484
                                                                   (b)$8.470
 Ending Number of AUs............................................ (a)0
                                                                  (b)4,658

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.077
                                                                  (b)$12.260
 Ending AUV...................................................... (a)$11.362
                                                                  (b)$11.506
 Ending Number of AUs............................................ (a)590,311
                                                                  (b)345,875

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.594
                                                                  (b)$13.436
 Ending AUV...................................................... (a)$12.095
                                                                  (b)$11.925
 Ending Number of AUs............................................ (a)8,049,172
                                                                  (b)481,514

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                  INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11        12/31/12
================================================================ ============== ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.965      (a)$9.987
                                                                 (b)$10.829      (b)$9.851
 Ending AUV.....................................................  (a)$9.987     (a)$10.979
                                                                  (b)$9.851     (b)$10.801
 Ending Number of AUs........................................... (a)32,760      (a)118,980
                                                                 (b)10,869      (b)51,805

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211
                                                                 (b)$10.329      (b)$9.877
 Ending AUV..................................................... (a)$10.211     (a)$11.414
                                                                  (b)$9.877     (b)$11.013
 Ending Number of AUs........................................... (a)45,572      (a)156,951
                                                                 (b)22,478      (b)85,495

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511
                                                                 (b)$30.036     (b)$20.985
 Ending AUV..................................................... (a)$21.511     (a)$25.240
                                                                 (b)$20.985     (b)$24.562
 Ending Number of AUs........................................... (a)14,205      (a)44,043
                                                                 (b)4,925       (b)20,914

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621
                                                                  (b)$9.550      (b)$9.319
 Ending AUV.....................................................  (a)$9.621     (a)$10.813
                                                                  (b)$9.319     (b)$10.447
 Ending Number of AUs........................................... (a)122,533     (a)527,638
                                                                 (b)48,299      (b)233,062

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628
                                                                 (b)$10.397      (b)$8.427
 Ending AUV.....................................................  (a)$8.628      (a)$9.964
                                                                  (b)$8.427      (b)$9.708
 Ending Number of AUs........................................... (a)4,043       (a)21,471
                                                                 (b)339         (b)4,336

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529
                                                                 (b)$18.374     (b)$19.022
 Ending AUV..................................................... (a)$19.529     (a)$20.700
                                                                 (b)$19.022     (b)$20.112
 Ending Number of AUs........................................... (a)651,411     (a)2,046,081
                                                                 (b)255,924     (b)764,908

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342
                                                                 (b)$10.745      (b)$9.092
 Ending AUV.....................................................  (a)$9.342     (a)$10.712
                                                                  (b)$9.092     (b)$10.399
 Ending Number of AUs........................................... (a)296,738     (a)893,032
                                                                 (b)117,515     (b)321,811

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/13         12/31/14         12/31/15
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.979       (a)$14.612       (a)$16.060
                                                                 (b)$10.801       (b)$14.341       (b)$15.722
 Ending AUV..................................................... (a)$14.612       (a)$16.060       (a)$15.911
                                                                 (b)$14.341       (b)$15.722       (b)$15.537
 Ending Number of AUs........................................... (a)445,538       (a)635,727       (a)662,485
                                                                 (b)198,078       (b)401,794       (b)501,030

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.414       (a)$13.475       (a)$14.838
                                                                 (b)$11.013       (b)$12.970       (b)$14.246
 Ending AUV..................................................... (a)$13.475       (a)$14.838       (a)$14.665
                                                                 (b)$12.970       (b)$14.246       (b)$14.045
 Ending Number of AUs........................................... (a)211,880       (a)316,139       (a)372,500
                                                                 (b)171,915       (b)281,148       (b)474,563

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.240       (a)$24.095       (a)$22.406
                                                                 (b)$24.562       (b)$23.389       (b)$21.695
 Ending AUV..................................................... (a)$24.095       (a)$22.406       (a)$18.978
                                                                 (b)$23.389       (b)$21.695       (b)$18.330
 Ending Number of AUs........................................... (a)154,230       (a)241,521       (a)298,871
                                                                 (b)81,004        (b)186,008       (b)269,669

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.813       (a)$14.078       (a)$15.872
                                                                 (b)$10.447       (b)$13.567       (b)$15.258
 Ending AUV..................................................... (a)$14.078       (a)$15.872       (a)$15.341
                                                                 (b)$13.567       (b)$15.258       (b)$14.711
 Ending Number of AUs........................................... (a)1,499,138     (a)2,006,971     (a)2,131,236
                                                                 (b)687,368       (b)1,275,785     (b)1,642,236

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.964       (a)$12.426       (a)$12.792
                                                                  (b)$9.708       (b)$12.076       (b)$12.401
 Ending AUV..................................................... (a)$12.426       (a)$12.792       (a)$12.484
                                                                 (b)$12.076       (b)$12.401       (b)$12.073
 Ending Number of AUs........................................... (a)46,645        (a)84,204        (a)101,291
                                                                 (b)34,239        (b)86,713        (b)127,560

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.700       (a)$19.719       (a)$20.421
                                                                 (b)$20.112       (b)$19.112       (b)$19.743
 Ending AUV..................................................... (a)$19.719       (a)$20.421       (a)$20.154
                                                                 (b)$19.112       (b)$19.743       (b)$19.436
 Ending Number of AUs........................................... (a)3,652,218     (a)4,368,175     (a)4,419,989
                                                                 (b)1,418,803     (b)2,120,546     (b)2,489,589

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.712       (a)$15.075       (a)$16.573
                                                                 (b)$10.399       (b)$14.598       (b)$16.009
 Ending AUV..................................................... (a)$15.075       (a)$16.573       (a)$16.864
                                                                 (b)$14.598       (b)$16.009       (b)$16.249
 Ending Number of AUs........................................... (a)876,519       (a)832,001       (a)784,378
                                                                 (b)371,588       (b)423,543       (b)446,551

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/16         12/31/17         12/31/18
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.911       (a)$15.494       (a)$19.926
                                                                 (b)$15.537       (b)$15.092       (b)$19.361
 Ending AUV..................................................... (a)$15.494       (a)$19.926       (a)$19.943
                                                                 (b)$15.092       (b)$19.361       (b)$19.328
 Ending Number of AUs........................................... (a)687,559       (a)596,463       (a)523,603
                                                                 (b)540,364       (b)482,343       (b)443,952

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.665       (a)$15.529       (a)$17.578
                                                                 (b)$14.045       (b)$14.835       (b)$16.751
 Ending AUV..................................................... (a)$15.529       (a)$17.578       (a)$16.024
                                                                 (b)$14.835       (b)$16.751       (b)$15.232
 Ending Number of AUs........................................... (a)388,729       (a)410,314       (a)462,565
                                                                 (b)579,315       (b)640,597       (b)683,741

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.978       (a)$20.759       (a)$29.185
                                                                 (b)$18.330       (b)$20.000       (b)$28.048
 Ending AUV..................................................... (a)$20.759       (a)$29.185       (a)$23.250
                                                                 (b)$20.000       (b)$28.048       (b)$22.288
 Ending Number of AUs........................................... (a)288,183       (a)240,855       (a)271,496
                                                                 (b)281,056       (b)261,345       (b)306,350

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.341       (a)$17.516       (a)$20.473
                                                                 (b)$14.711       (b)$16.755       (b)$19.534
 Ending AUV..................................................... (a)$17.516       (a)$20.473       (a)$19.328
                                                                 (b)$16.755       (b)$19.534       (b)$18.395
 Ending Number of AUs........................................... (a)1,967,339     (a)1,841,575     (a)1,745,010
                                                                 (b)1,598,967     (b)1,564,731     (b)1,554,708

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.484       (a)$13.034       (a)$16.014
                                                                 (b)$12.073       (b)$12.573       (b)$15.409
 Ending AUV..................................................... (a)$13.034       (a)$16.014       (a)$14.069
                                                                 (b)$12.573       (b)$15.409       (b)$13.503
 Ending Number of AUs........................................... (a)104,975       (a)104,932       (a)115,621
                                                                 (b)128,884       (b)131,878       (b)151,371

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.154       (a)$20.585       (a)$21.144
                                                                 (b)$19.436       (b)$19.802       (b)$20.289
 Ending AUV..................................................... (a)$20.585       (a)$21.144       (a)$20.796
                                                                 (b)$19.802       (b)$20.289       (b)$19.905
 Ending Number of AUs........................................... (a)4,516,638     (a)4,972,445     (a)4,498,870
                                                                 (b)2,620,212     (b)2,808,549     (b)2,700,731

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.864       (a)$16.697       (a)$21.390
                                                                 (b)$16.249       (b)$16.048       (b)$20.508
 Ending AUV..................................................... (a)$16.697       (a)$21.390       (a)$20.102
                                                                 (b)$16.048       (b)$20.508       (b)$19.224
 Ending Number of AUs........................................... (a)790,657       (a)703,517       (a)693,238
                                                                 (b)480,549       (b)490,688       (b)569,522

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A            (a)$9.604
                                                                 (b)N/A           (b)N/A            (b)$9.588
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)708
                                                                 (b)N/A           (b)N/A           (b)1,529

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819
                                                                  (b)$15.218     (b)$13.442
 Ending AUV...................................................... (a)$13.819     (a)$15.390
                                                                  (b)$13.442     (b)$14.933
 Ending Number of AUs............................................ (a)105,832     (a)325,559
                                                                  (b)46,028      (b)156,838

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841
                                                                   (b)$6.449      (b)$5.647
 Ending AUV......................................................  (a)$5.841      (a)$6.439
                                                                   (b)$5.647      (b)$6.210
 Ending Number of AUs............................................ (a)47,145      (a)79,716
                                                                  (b)15,429      (b)42,508

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731
                                                                  (b)$11.493     (b)$10.313
 Ending AUV...................................................... (a)$10.731     (a)$12.633
                                                                  (b)$10.313     (b)$12.112
 Ending Number of AUs............................................ (a)374,486     (a)1,213,283
                                                                  (b)152,649     (b)471,429

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312
                                                                  (b)$16.673     (b)$15.869
 Ending AUV...................................................... (a)$16.312     (a)$17.942
                                                                  (b)$15.869     (b)$17.410
 Ending Number of AUs............................................ (a)56,871      (a)305,199
                                                                  (b)23,457      (b)130,424

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.390       (a)$20.329       (a)$21.440
                                                                  (b)$14.933       (b)$19.675       (b)$20.699
 Ending AUV...................................................... (a)$20.329       (a)$21.440       (a)$21.462
                                                                  (b)$19.675       (b)$20.699       (b)$20.669
 Ending Number of AUs............................................ (a)747,623       (a)1,013,524     (a)1,030,432
                                                                  (b)364,787       (b)642,480       (b)768,714

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.439        (a)$8.524        (a)$9.427
                                                                   (b)$6.210        (b)$8.201        (b)$9.046
 Ending AUV......................................................  (a)$8.524        (a)$9.427        (a)$9.723
                                                                   (b)$8.201        (b)$9.046        (b)$9.307
 Ending Number of AUs............................................ (a)100,986       (a)387,968       (a)581,642
                                                                  (b)100,949       (b)560,366       (b)909,920

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.633       (a)$16.455       (a)$18.027
                                                                  (b)$12.112       (b)$15.736       (b)$17.196
 Ending AUV...................................................... (a)$16.455       (a)$18.027       (a)$17.851
                                                                  (b)$15.736       (b)$17.196       (b)$16.986
 Ending Number of AUs............................................ (a)2,263,470     (a)2,791,546     (a)2,815,427
                                                                  (b)994,222       (b)1,630,750     (b)1,908,343

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.942       (a)$21.098       (a)$22.607
                                                                  (b)$17.410       (b)$20.422       (b)$21.828
 Ending AUV...................................................... (a)$21.098       (a)$22.607       (a)$22.235
                                                                  (b)$20.422       (b)$21.828       (b)$21.415
 Ending Number of AUs............................................ (a)525,644       (a)604,971       (a)626,461
                                                                  (b)281,788       (b)422,567       (b)521,489

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.499
                                                                  (b)N/A           (b)N/A            (b)$9.483
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,138
                                                                  (b)N/A           (b)N/A           (b)10,342

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.312
                                                                  (b)N/A           (b)N/A            (b)$9.297
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)967
                                                                  (b)N/A           (b)N/A           (b)1,576

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.462       (a)$24.302       (a)$28.953
                                                                  (b)$20.669       (b)$23.345       (b)$27.744
 Ending AUV...................................................... (a)$24.302       (a)$28.953       (a)$26.138
                                                                  (b)$23.345       (b)$27.744       (b)$24.983
 Ending Number of AUs............................................ (a)948,435       (a)876,808       (a)853,909
                                                                  (b)749,392       (b)698,940       (b)732,762

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.408
                                                                  (b)N/A           (b)N/A            (b)$9.392
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,641
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.723       (a)$10.217       (a)$12.825
                                                                   (b)$9.307        (b)$9.756       (b)$12.215
 Ending AUV...................................................... (a)$10.217       (a)$12.825       (a)$12.006
                                                                   (b)$9.756       (b)$12.215       (b)$11.407
 Ending Number of AUs............................................ (a)635,606       (a)613,881       (a)661,925
                                                                  (b)1,035,192     (b)1,031,539     (b)1,093,563

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.851       (a)$19.162       (a)$23.367
                                                                  (b)$16.986       (b)$18.188       (b)$22.125
 Ending AUV...................................................... (a)$19.162       (a)$23.367       (a)$21.840
                                                                  (b)$18.188       (b)$22.125       (b)$20.626
 Ending Number of AUs............................................ (a)2,680,860     (a)2,436,854     (a)2,251,885
                                                                  (b)1,924,662     (b)1,778,057     (b)1,743,517

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$22.235       (a)$23.963       (a)$26.573
                                                                  (b)$21.415       (b)$23.022       (b)$25.466
 Ending AUV...................................................... (a)$23.963       (a)$26.573       (a)$24.743
                                                                  (b)$23.022       (b)$25.466       (b)$23.653
 Ending Number of AUs............................................ (a)585,943       (a)603,989       (a)644,396
                                                                  (b)556,811       (b)580,633       (b)641,294

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.876
                                                                  (b)N/A           (b)N/A            (b)$8.861
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,354
                                                                  (b)N/A           (b)N/A           (b)21,722

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)4,630       (a)107,738    (a)463,229
                                                                  (b)3,042       (b)44,344     (b)217,770

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)549         (a)63,131     (a)449,566
                                                                  (b)256         (b)23,090     (b)201,974

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)30,480      (a)80,514     (a)100,367
                                                                  (b)9,141       (b)28,373     (b)36,872

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)25,720      (a)119,103    (a)344,281
                                                                  (b)16,822      (b)73,704     (b)169,023

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$14.170
                                                                   (b)$9.552     (b)$11.419    (b)$13.735
 Ending Number of AUs............................................ (a)2,783       (a)5,601      (a)23,369
                                                                  (b)7,614       (b)11,082     (b)12,991

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596     (a)$9.297
                                                                  (b)$10.384     (b)$9.369     (b)$9.259     (b)$8.947
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)689,897    (a)719,726    (a)803,169    (a)737,043
                                                                  (b)366,009    (b)498,020    (b)612,654    (b)579,785

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)682,603    (a)703,926    (a)670,908    (a)644,973
                                                                  (b)458,747    (b)569,826    (b)585,839    (b)571,328

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)114,679    (a)121,925    (a)108,299    (a)78,457
                                                                  (b)75,611     (b)104,556    (b)104,011    (b)113,295

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)482,720    (a)536,611    (a)495,534    (a)503,834
                                                                  (b)329,651    (b)431,116    (b)424,339    (b)441,912

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.170    (a)$12.678    (a)$12.325    (a)$12.362
                                                                  (b)$13.735    (b)$12.258    (b)$11.887    (b)$11.893
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)32,349     (a)39,618     (a)44,466     (a)46,741
                                                                  (b)39,237     (b)55,760     (b)65,697     (b)73,186

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)755,813
                                                                  (b)614,741

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)619,731
                                                                  (b)569,146

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)95,450
                                                                  (b)108,930

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)468,145
                                                                  (b)416,105

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)55,136
                                                                  (b)2,978

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)49,026
                                                                  (b)83,947

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)9,411
                                                                  (b)24,771

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)362,627
                                                                  (b)57,773

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512
                                                                  (b)$10.797      (b)$8.394
 Ending AUV......................................................  (a)$8.512     (a)$10.058
                                                                   (b)$8.394      (b)$9.894
 Ending Number of AUs............................................ (a)835,489     (a)2,423,961
                                                                  (b)317,609     (b)880,087

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A         (a)$10.451
                                                                  (b)N/A         (b)$10.451
 Ending AUV...................................................... (a)N/A         (a)$10.569
                                                                  (b)N/A         (b)$10.550
 Ending Number of AUs............................................ (a)N/A         (a)5,609,641
                                                                  (b)N/A         (b)1,127,815

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597     (a)$15.803
                                                                  (b)$19.084     (b)$15.371
 Ending AUV...................................................... (a)$15.803     (a)$19.346
                                                                  (b)$15.371     (b)$18.770
 Ending Number of AUs............................................ (a)87,337      (a)229,299
                                                                  (b)33,688      (b)102,113

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109     (a)$16.858
                                                                  (b)$15.704     (b)$16.406
 Ending AUV...................................................... (a)$16.858     (a)$17.288
                                                                  (b)$16.406     (b)$16.783
 Ending Number of AUs............................................ (a)534,665     (a)2,089,739
                                                                  (b)215,470     (b)713,384

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949     (a)$12.229
                                                                  (b)$11.971     (b)$12.234
 Ending AUV...................................................... (a)$12.229     (a)$12.572
                                                                  (b)$12.234     (b)$12.546
 Ending Number of AUs............................................ (a)208,508     (a)812,988
                                                                  (b)77,601      (b)322,975

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186      (a)$8.071
                                                                   (b)$9.027      (b)$7.920
 Ending AUV......................................................  (a)$8.071      (a)$9.268
                                                                   (b)$7.920      (b)$9.072
 Ending Number of AUs............................................ (a)6,372       (a)47,170
                                                                  (b)1,192       (b)4,060

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13          12/31/14          12/31/15
================================================================= ================= ================= ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.058        (a)$12.263        (a)$11.301
                                                                   (b)$9.894        (b)$12.033        (b)$11.061
 Ending AUV...................................................... (a)$12.263        (a)$11.301        (a)$10.647
                                                                  (b)$12.033        (b)$11.061        (b)$10.395
 Ending Number of AUs............................................ (a)3,220,562      (a)3,953,023      (a)4,039,859
                                                                  (b)1,322,971      (b)1,931,911      (b)2,212,946

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$10.569        (a)$12.264        (a)$12.673
                                                                  (b)$10.550        (b)$12.211        (b)$12.587
 Ending AUV...................................................... (a)$12.264        (a)$12.673        (a)$11.906
                                                                  (b)$12.211        (b)$12.587        (b)$11.796
 Ending Number of AUs............................................ (a)22,759,645     (a)65,177,439     (a)110,174,062
                                                                  (b)4,566,012      (b)12,590,702     (b)17,201,515

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.346        (a)$25.964        (a)$29.565
                                                                  (b)$18.770        (b)$25.128        (b)$28.542
 Ending AUV...................................................... (a)$25.964        (a)$29.565        (a)$31.762
                                                                  (b)$25.128        (b)$28.542        (b)$30.587
 Ending Number of AUs............................................ (a)711,853        (a)953,738        (a)922,435
                                                                  (b)340,908        (b)630,593        (b)756,847

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.288        (a)$16.726        (a)$17.381
                                                                  (b)$16.783        (b)$16.196        (b)$16.788
 Ending AUV...................................................... (a)$16.726        (a)$17.381        (a)$17.266
                                                                  (b)$16.196        (b)$16.788        (b)$16.636
 Ending Number of AUs............................................ (a)3,915,320      (a)4,559,597      (a)4,530,043
                                                                  (b)1,456,613      (b)2,105,655      (b)2,405,527

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.572        (a)$11.801        (a)$11.881
                                                                  (b)$12.546        (b)$11.747        (b)$11.797
 Ending AUV...................................................... (a)$11.801        (a)$11.881        (a)$11.609
                                                                  (b)$11.747        (b)$11.797        (b)$11.498
 Ending Number of AUs............................................ (a)2,205,540      (a)3,008,007      (a)3,053,939
                                                                  (b)872,348        (b)1,452,755      (b)1,651,271

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.268        (a)$13.091        (a)$13.006
                                                                   (b)$9.072        (b)$12.782        (b)$12.667
 Ending AUV...................................................... (a)$13.091        (a)$13.006        (a)$12.698
                                                                  (b)$12.782        (b)$12.667        (b)$12.337
 Ending Number of AUs............................................ (a)8,558          (a)14,412         (a)15,158
                                                                  (b)10,511         (b)28,594         (b)34,153

------------------------------------------------------------------



                                                                        FISCAL             FISCAL             FISCAL
                                                                         YEAR               YEAR               YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17           12/31/18
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.623         (a)$12.513
                                                                  (b)N/A             (b)$10.598         (b)$12.452
 Ending AUV...................................................... (a)$10.623         (a)$12.513         (a)$11.514
                                                                  (b)$10.598         (b)$12.452         (b)$11.430
 Ending Number of AUs............................................ (a)4,005,335       (a)9,133,787       (a)9,879,632
                                                                  (b)367,667         (b)643,177         (b)739,629

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.647         (a)$10.669         (a)$12.837
                                                                  (b)$10.395         (b)$10.391         (b)$12.470
 Ending AUV...................................................... (a)$10.669         (a)$12.837         (a)$10.635
                                                                  (b)$10.391         (b)$12.470         (b)$10.305
 Ending Number of AUs............................................ (a)4,032,495       (a)3,641,801       (a)3,695,786
                                                                  (b)2,310,650       (b)2,149,142       (b)2,237,360

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$11.906         (a)$12.325         (a)$14.644
                                                                  (b)$11.796         (b)$12.181         (b)$14.437
 Ending AUV...................................................... (a)$12.325         (a)$14.644         (a)$13.515
                                                                  (b)$12.181         (b)$14.437         (b)$13.290
 Ending Number of AUs............................................ (a)125,411,881     (a)123,936,638     (a)119,746,259
                                                                  (b)17,682,377      (b)17,123,093      (b)16,318,440

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$31.762         (a)$32.007         (a)$41.993
                                                                  (b)$30.587         (b)$30.745         (b)$40.238
 Ending AUV...................................................... (a)$32.007         (a)$41.993         (a)$41.181
                                                                  (b)$30.745         (b)$40.238         (b)$39.361
 Ending Number of AUs............................................ (a)924,955         (a)809,018         (a)741,198
                                                                  (b)850,690         (b)809,846         (b)783,732

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.266         (a)$17.311         (a)$17.619
                                                                  (b)$16.636         (b)$16.638         (b)$16.892
 Ending AUV...................................................... (a)$17.311         (a)$17.619         (a)$17.415
                                                                  (b)$16.638         (b)$16.892         (b)$16.655
 Ending Number of AUs............................................ (a)4,589,822       (a)4,896,427       (a)4,325,748
                                                                  (b)2,620,478       (b)2,789,416       (b)2,590,655

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.609         (a)$11.925         (a)$12.040
                                                                  (b)$11.498         (b)$11.781         (b)$11.866
 Ending AUV...................................................... (a)$11.925         (a)$12.040         (a)$11.901
                                                                  (b)$11.781         (b)$11.866         (b)$11.699
 Ending Number of AUs............................................ (a)3,131,694       (a)3,866,096       (a)3,441,672
                                                                  (b)1,721,043       (b)1,805,922       (b)1,656,550

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.417
                                                                  (b)N/A             (b)N/A             (b)$10.358
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)25,858
                                                                  (b)N/A             (b)N/A             (b)4,604

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.698         (a)$13.473         (a)$17.252
                                                                  (b)$12.337         (b)$13.057         (b)$16.677
 Ending AUV...................................................... (a)$13.473         (a)$17.252         (a)$15.887
                                                                  (b)$13.057         (b)$16.677         (b)$15.320
 Ending Number of AUs............................................ (a)17,452          (a)19,767          (a)24,630
                                                                  (b)47,693          (b)57,129          (b)55,829

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            FISCAL     FISCAL     FISCAL      FISCAL       FISCAL        FISCAL        FISCAL
                                             YEAR       YEAR       YEAR        YEAR         YEAR          YEAR          YEAR
                            INCEPTION TO     ENDED      ENDED      ENDED       ENDED        ENDED        ENDED         ENDED
VARIABLE PORTFOLIOS           12/31/11     12/31/12   12/31/13   12/31/14    12/31/15     12/31/16      12/31/17      12/31/18
========================== ============== ========== ========== ========== ============ ============ ============= =============
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV............ (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)N/A       (a)$9.390    (a)$9.551     (a)$9.683
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)N/A       (b)$9.405    (b)$9.590     (b)$9.619
 Ending AUV............... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)$9.390    (a)$9.551    (a)$9.683     (a)$9.776
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)$9.405    (b)$9.590    (b)$9.619     (b)$9.687
 Ending Number of AUs..... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)8,710     (a)54,697    (a)39,009     (a)70,764
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)4,627     (b)23,841    (b)104,385    (b)142,516

---------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL         FISCAL          FISCAL
                                                                           YEAR           YEAR            YEAR
                                                        INCEPTION TO      ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12       12/31/13        12/31/14
====================================================== ============== ============= =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369      (a)$23.733
                                                       (b)$17.578     (b)$16.462    (b)$18.899      (b)$23.099
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733      (a)$24.777
                                                       (b)$16.462     (b)$18.899      (b)$23.099      (b)$24.055
 Ending Number of AUs................................. (a)65,422      (a)283,275    (a)415,259      (a)674,117
                                                       (b)42,796      (b)176,845    (b)302,924      (b)603,355

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959      (a)$26.658      (a)$34.113
                                                       (b)$25.903     (b)$21.466      (b)$25.995      (b)$33.182
 Ending AUV........................................... (a)$21.959     (a)$26.658      (a)$34.113      (a)$34.572
                                                       (b)$21.466     (b)$25.995      (b)$33.182      (b)$33.544
 Ending Number of AUs................................. (a)270,895     (a)781,363    (a)1,179,761    (a)1,471,648
                                                       (b)102,392     (b)282,716    (b)506,042      (b)874,022

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852      (a)$23.182      (a)$29.877
                                                       (b)$22.255     (b)$19.399      (b)$22.596      (b)$29.050
 Ending AUV........................................... (a)$19.852     (a)$23.182      (a)$29.877      (a)$32.113
                                                       (b)$19.399     (b)$22.596      (b)$29.050      (b)$31.145
 Ending Number of AUs................................. (a)159,147     (a)564,497    (a)834,148      (a)1,016,245
                                                       (b)59,818      (b)197,362    (b)380,592      (b)671,616

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840      (a)$19.597      (a)$25.916
                                                       (b)$18.138     (b)$16.466      (b)$19.113      (b)$25.213
 Ending AUV........................................... (a)$16.840     (a)$19.597      (a)$25.916      (a)$28.401
                                                       (b)$16.466     (b)$19.113      (b)$25.213      (b)$27.562
 Ending Number of AUs................................. (a)62,260      (a)257,147    (a)686,789      (a)1,205,652
                                                       (b)28,809      (b)148,716    (b)448,651      (b)1,082,583

-------------------------------------------------------



                                                            FISCAL          FISCAL          FISCAL          FISCAL
                                                             YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                  12/31/15        12/31/16        12/31/17        12/31/18
====================================================== =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$24.777      (a)$24.886      (a)$26.971      (a)$31.053
                                                       (b)$24.055      (b)$24.100      (b)$26.055      (b)$29.923
 Ending AUV........................................... (a)$24.886      (a)$26.971      (a)$31.053      (a)$29.341
                                                         (b)$24.100      (b)$26.055      (b)$29.923      (b)$28.203
 Ending Number of AUs................................. (a)737,684      (a)714,063      (a)703,258      (a)654,948
                                                       (b)759,508      (b)758,729      (b)725,126      (b)707,496

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$34.572      (a)$36.621      (a)$36.501       (a)$47.53
                                                         (b)$33.544      (b)$35.443      (b)$35.239       (b)$45.78
 Ending AUV...........................................   (a)$36.621      (a)$36.501       (a)$47.53      (a)$42.825
                                                         (b)$35.443      (b)$35.239       (b)$45.78      (b)$41.138
 Ending Number of AUs................................. (a)1,387,164    (a)1,357,616    (a)1,146,100    (a)1,071,592
                                                       (b)917,344      (b)921,642      (b)813,370      (b)797,882

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$32.113      (a)$33.990      (a)$36.864      (a)$46.848
                                                         (b)$31.145      (b)$32.884      (b)$35.576      (b)$45.098
 Ending AUV...........................................   (a)$33.990      (a)$36.864      (a)$46.848      (a)$46.288
                                                         (b)$32.884      (b)$35.576      (b)$45.098      (b)$44.447
 Ending Number of AUs................................. (a)991,724      (a)877,114      (a)764,657      (a)665,734
                                                       (b)734,546      (b)702,935      (b)633,064      (b)588,227

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$28.401      (a)$28.542      (a)$31.530      (a)$38.223
                                                         (b)$27.562      (b)$27.629      (b)$30.446      (b)$36.817
 Ending AUV...........................................   (a)$28.542      (a)$31.530      (a)$38.223      (a)$37.183
                                                         (b)$27.629      (b)$30.446      (b)$36.817      (b)$35.726
 Ending Number of AUs................................. (a)1,342,209    (a)1,191,098    (a)1,092,588    (a)976,704
                                                       (b)1,281,697    (b)1,220,948    (b)1,142,805    (b)1,062,482

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL      FISCAL      FISCAL
                                                                                    YEAR        YEAR        YEAR
                                                                  INCEPTION TO     ENDED       ENDED       ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12    12/31/13    12/31/14
================================================================ ============== =========== =========== ===========
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/15      12/31/16      12/31/17      12/31/18
================================================================ ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A        (a)$9.865     (a)$10.773    (a)$12.248
                                                                 (b)N/A        (b)$9.852     (b)$10.773    (b)$12.171
 Ending AUV..................................................... (a)$9.865     (a)$10.773    (a)$12.248    (a)$11.545
                                                                  (b)$9.852    (b)$10.773    (b)$12.171    (b)$11.444
 Ending Number of AUs........................................... (a)0          (a)4,706      (a)0          (a)0
                                                                 (b)0          (b)4,706      (b)13,847     (b)17,906

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.840     (a)$9.979    (a)$10.253
                                                                 (b)N/A         (b)$9.824     (b)$9.979    (b)$10.185
 Ending AUV.....................................................  (a)$9.840     (a)$9.979    (a)$10.253    (a)$10.066
                                                                  (b)$9.824     (b)$9.979    (b)$10.185     (b)$9.974
 Ending Number of AUs........................................... (a)0          (a)3,343      (a)0          (a)0
                                                                 (b)0          (b)3,343      (b)3,873      (b)3,811

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.380     (a)$9.603    (a)$10.760
                                                                 (b)N/A         (b)$9.364     (b)$9.603    (b)$10.689
 Ending AUV.....................................................  (a)$9.380     (a)$9.603    (a)$10.760     (a)$9.885
                                                                  (b)$9.364     (b)$9.603    (b)$10.689     (b)$9.795
 Ending Number of AUs........................................... (a)0          (a)3,549      (a)473,355    (a)0
                                                                 (b)0          (b)3,549      (b)751,499    (b)6,053

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.537     (a)$9.636    (a)$10.220
                                                                 (b)N/A         (b)$9.522     (b)$9.636    (b)$10.153
 Ending AUV.....................................................  (a)$9.537     (a)$9.636    (a)$10.220     (a)$9.960
                                                                  (b)$9.522     (b)$9.636    (b)$10.153     (b)$9.870
 Ending Number of AUs........................................... (a)0          (a)2,937      (a)0          (a)0
                                                                 (b)0          (b)2,937      (b)2,923      (b)2,910

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.605     (a)$9.805    (a)$12.403
                                                                 (b)N/A         (b)$9.850     (b)$9.769    (b)$12.326
 Ending AUV.....................................................  (a)$9.605     (a)$9.805    (a)$12.403    (a)$11.150
                                                                  (b)$9.850     (b)$9.769    (b)$12.326    (b)$11.053
 Ending Number of AUs........................................... (a)0          (a)792        (a)824        (a)858
                                                                 (b)19,265     (b)19,167     (b)20,325     (b)20,285

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.230     (a)$8.873    (a)$11.588
                                                                 (b)N/A         (b)$9.215     (b)$8.847    (b)$11.512
 Ending AUV.....................................................  (a)$9.230     (a)$8.873    (a)$11.588    (a)$10.238
                                                                  (b)$9.215     (b)$8.847    (b)$11.512    (b)$10.144
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)167

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.860     (a)$9.928    (a)$13.523
                                                                 (b)N/A         (b)$9.847     (b)$9.903    (b)$13.439
 Ending AUV.....................................................  (a)$9.860     (a)$9.928    (a)$13.523    (a)$13.327
                                                                  (b)$9.847     (b)$9.903    (b)$13.439    (b)$13.211
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)5,902      (b)7,346

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.606    (a)$10.825    (a)$12.802
                                                                 (b)N/A         (b)$9.594    (b)$10.540    (b)$12.722
 Ending AUV.....................................................  (a)$9.606    (a)$10.825    (a)$12.802    (a)$12.422
                                                                  (b)$9.594    (b)$10.540    (b)$12.722    (b)$12.311
 Ending Number of AUs........................................... (a)0          (a)16,838     (a)16,713     (a)16,648
                                                                 (b)0          (b)3,452      (b)7,720      (b)7,681

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12      12/31/13
================================================================= ============== ============ =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184   (a)$10.492
                                                                  (b)$10.159      (b)$9.094   (b)$10.364
 Ending AUV......................................................  (a)$9.184     (a)$10.492   (a)$11.675
                                                                   (b)$9.094     (b)$10.364   (b)$11.522
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781   (a)$12.030
                                                                  (b)$11.330     (b)$10.702   (b)$11.912
 Ending AUV...................................................... (a)$10.781     (a)$12.030   (a)$13.579
                                                                  (b)$10.702     (b)$11.912   (b)$13.411
 Ending Number of AUs............................................ (a)3,517       (a)5,342     (a)5,295
                                                                  (b)353         (b)2,949     (b)8,432

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.278     (a)$10.563   (a)$11.864
                                                                  (b)$12.033     (b)$10.337   (b)$11.581
 Ending AUV...................................................... (a)$10.563     (a)$11.864   (a)$13.203
                                                                  (b)$10.337     (b)$11.581   (b)$12.877
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------



                                                                      FISCAL       FISCAL       FISCAL       FISCAL
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                      ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/14     12/31/15     12/31/16     12/31/17
================================================================= ============= ============ ============ ============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.692    (a)$8.562
                                                                  (b)N/A        (b)N/A        (b)$8.678    (b)$8.538
 Ending AUV...................................................... (a)N/A         (a)$8.692    (a)$8.562   (a)$11.611
                                                                  (b)N/A         (b)$8.678    (b)$8.538   (b)$11.534
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.675    (a)$13.106   (a)$12.175   (a)$13.650
                                                                  (b)$11.522    (b)$12.881   (b)$11.936   (b)$13.349
 Ending AUV...................................................... (a)$13.106    (a)$12.175   (a)$13.650   (a)$15.141
                                                                  (b)$12.881    (b)$11.936   (b)$13.349   (b)$14.770
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.579    (a)$14.071   (a)$12.955   (a)$14.632
                                                                  (b)$13.411    (b)$13.863   (b)$12.731   (b)$14.344
 Ending AUV...................................................... (a)$14.071    (a)$12.955   (a)$14.632   (a)$15.896
                                                                  (b)$13.863    (b)$12.731   (b)$14.344   (b)$15.544
 Ending Number of AUs............................................ (a)5,188      (a)5,208     (a)4,762     (a)4,677
                                                                  (b)8,533      (b)9,079     (b)8,230     (b)12,632

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.985    (a)$8.929
                                                                  (b)N/A        (b)N/A        (b)$8.971    (b)$8.903
 Ending AUV...................................................... (a)N/A         (a)$8.985    (a)$8.929   (a)$10.741
                                                                  (b)N/A         (b)$8.971    (b)$8.903   (b)$10.670
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)7,242

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.467   (a)$10.838
                                                                  (b)N/A        (b)N/A        (b)$9.452   (b)$10.838
 Ending AUV...................................................... (a)N/A         (a)$9.467   (a)$10.838   (a)$12.996
                                                                  (b)N/A         (b)$9.452   (b)$10.838   (b)$12.910
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)437       (a)0
                                                                  (b)N/A        (b)0         (b)437       (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.374    (a)$9.749
                                                                  (b)N/A        (b)N/A        (b)$9.359    (b)$9.721
 Ending AUV...................................................... (a)N/A         (a)$9.374    (a)$9.749   (a)$10.381
                                                                  (b)N/A         (b)$9.359    (b)$9.721   (b)$10.313
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A       (a)N/A        (a)$9.940
                                                                  (b)N/A        (b)N/A       (b)N/A        (b)$9.924
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$9.940    (a)$9.896
                                                                  (b)N/A        (b)N/A        (b)$9.924    (b)$9.855
 Ending Number of AUs............................................ (a)N/A        (a)N/A       (a)0         (a)0
                                                                  (b)N/A        (b)N/A       (b)0         (b)10,174

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.203    (a)$17.604   (a)$18.266   (a)$18.459
                                                                  (b)$12.877    (b)$17.099   (b)$17.697   (b)$17.840
 Ending AUV...................................................... (a)$17.604    (a)$18.266   (a)$18.459   (a)$23.226
                                                                  (b)$17.099    (b)$17.697   (b)$17.840   (b)$22.392
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)684

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$11.611
                                                                  (b)$11.534
 Ending AUV......................................................  (a)$9.958
                                                                   (b)$9.958
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.141
                                                                  (b)$14.770
 Ending AUV...................................................... (a)$13.550
                                                                  (b)$13.185
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.896
                                                                  (b)$15.544
 Ending AUV...................................................... (a)$15.068
                                                                  (b)$14.697
 Ending Number of AUs............................................ (a)4,398
                                                                  (b)13,781

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.741
                                                                  (b)$10.670
 Ending AUV......................................................  (a)$9.445
                                                                   (b)$9.359
 Ending Number of AUs............................................ (a)0
                                                                  (b)8,594

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$12.996
                                                                  (b)$12.910
 Ending AUV...................................................... (a)$12.219
                                                                  (b)$12.108
 Ending Number of AUs............................................ (a)0
                                                                  (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.381
                                                                  (b)$10.313
 Ending AUV...................................................... (a)$10.063
                                                                   (b)$9.971
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV...................................................  (a)$9.896
                                                                   (b)$9.855
 Ending AUV......................................................  (a)$9.947
                                                                   (b)$9.881
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.226
                                                                  (b)$22.392
 Ending AUV...................................................... (a)$22.111
                                                                  (b)$21.262
 Ending Number of AUs............................................ (a)0
                                                                  (b)662

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL        FISCAL
                                                                                YEAR          YEAR
                                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                            12/31/11       12/31/12      12/31/13
=========================================================== ============== ============= =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$14.357     (a)$12.778    (a)$15.052
                                                            (b)$14.024     (b)$12.460    (b)$14.641
 Ending AUV................................................ (a)$12.778     (a)$15.052    (a)$20.227
                                                            (b)$12.460     (b)$14.641    (b)$19.626
 Ending Number of AUs...................................... (a)8,108       (a)12,780     (a)17,248
                                                            (b)2,445       (b)9,194      (b)15,278

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$16.204     (a)$14.484    (a)$16.406
                                                            (b)$15.799     (b)$14.102    (b)$15.933
 Ending AUV................................................ (a)$14.484     (a)$16.406    (a)$21.740
                                                            (b)$14.102     (b)$15.933    (b)$21.060
 Ending Number of AUs...................................... (a)8,601       (a)14,062     (a)18,240
                                                            (b)3,923       (b)11,495     (b)12,480

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.438     (a)$11.716    (a)$13.008
                                                            (b)$13.140     (b)$11.440    (b)$12.670
 Ending AUV................................................ (a)$11.716     (a)$13.008    (a)$17.512
                                                            (b)$11.440     (b)$12.670    (b)$17.014
 Ending Number of AUs...................................... (a)1,565       (a)2,066      (a)2,227
                                                            (b)882         (b)1,613      (b)1,701

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                            (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV................................................ (a)$13.869     (a)$15.735    (a)$18.091
                                                            (b)$13.544     (b)$15.329    (b)$17.608
 Ending Number of AUs...................................... (a)0           (a)0          (a)0
                                                            (b)0           (b)0          (b)0

------------------------------------------------------------



                                                                FISCAL       FISCAL       FISCAL       FISCAL        FISCAL
                                                                 YEAR         YEAR         YEAR         YEAR          YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                            12/31/14     12/31/15     12/31/16     12/31/17      12/31/18
=========================================================== ============= ============ ============ ============ =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.640    (a)$8.815   (a)$10.714
                                                            (b)N/A        (b)N/A        (b)$8.626    (b)$8.789   (b)$10.643
 Ending AUV................................................ (a)N/A         (a)$8.640    (a)$8.815   (a)$10.714    (a)$9.246
                                                            (b)N/A         (b)$8.626    (b)$8.789   (b)$10.643    (b)$9.162
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$20.227    (a)$21.859   (a)$20.311   (a)$23.537   (a)$27.412
                                                            (b)$19.626    (b)$21.156   (b)$19.609   (b)$22.667   (b)$26.334
 Ending AUV................................................ (a)$21.859    (a)$20.311   (a)$23.537   (a)$27.412   (a)$23.794
                                                            (b)$21.156    (b)$19.609   (b)$22.667   (b)$26.334   (b)$22.800
 Ending Number of AUs...................................... (a)19,061     (a)18,877    (a)17,304    (a)15,576    (a)15,784
                                                            (b)15,426     (b)17,092    (b)15,159    (b)17,752    (b)17,718

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.464    (a)$9.599   (a)$11.833
                                                            (b)N/A        (b)N/A        (b)$9.479    (b)$9.627   (b)$11.755
 Ending AUV................................................ (a)N/A         (a)$9.464    (a)$9.599   (a)$11.833   (a)$10.580
                                                            (b)N/A         (b)$9.479    (b)$9.627   (b)$11.755   (b)$10.484
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)2,323     (b)2,315

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$21.740    (a)$23.680   (a)$22.679   (a)$26.830   (a)$30.307
                                                            (b)$21.060    (b)$22.882   (b)$21.860   (b)$25.797   (b)$29.068
 Ending AUV................................................ (a)$23.680    (a)$22.679   (a)$26.830   (a)$30.307   (a)$25.939
                                                            (b)$22.882    (b)$21.860   (b)$25.797   (b)$29.068   (b)$24.816
 Ending Number of AUs...................................... (a)19,404     (a)18,746    (a)17,004    (a)16,364    (a)16,909
                                                            (b)12,485     (b)13,702    (b)12,217    (b)13,074    (b)13,414

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.413   (a)$10.413   (a)$11.311
                                                            (b)N/A        (b)N/A        (b)$9.398   (b)$10.413   (b)$11.237
 Ending AUV................................................ (a)N/A         (a)$9.413   (a)$10.413   (a)$11.311   (a)$10.754
                                                            (b)N/A         (b)$9.398   (b)$10.413   (b)$11.237   (b)$10.656
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)454       (a)0         (a)0
                                                            (b)N/A        (b)0         (b)454       (b)5,077     (b)5,944

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.645    (a)$7.901   (a)$10.734
                                                            (b)N/A        (b)N/A        (b)$8.631    (b)$7.878   (b)$10.663
 Ending AUV................................................ (a)N/A         (a)$8.645    (a)$7.901   (a)$10.734   (a)$11.151
                                                            (b)N/A         (b)$8.631    (b)$7.878   (b)$10.663   (b)$11.049
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$17.512    (a)$18.673   (a)$17.967   (a)$20.844   (a)$23.410
                                                            (b)$17.014    (b)$18.098   (b)$17.370   (b)$20.101   (b)$22.519
 Ending AUV................................................ (a)$18.673    (a)$17.967   (a)$20.844   (a)$23.410   (a)$21.299
                                                            (b)$18.098    (b)$17.370   (b)$20.101   (b)$22.519   (b)$20.437
 Ending Number of AUs...................................... (a)1,760      (a)1,756     (a)1,561     (a)1,340     (a)1,291
                                                            (b)1,678      (b)1,716     (b)1,583     (b)1,621     (b)1,650

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$18.091    (a)$22.441   (a)$21.386   (a)$24.658   (a)$26.095
                                                            (b)$17.608    (b)$21.753   (b)$20.678   (b)$23.782   (b)$25.105
 Ending AUV................................................ (a)$22.441    (a)$21.386   (a)$24.658   (a)$26.095   (a)$21.960
                                                            (b)$21.753    (b)$20.678   (b)$23.782   (b)$25.105   (b)$21.074
 Ending Number of AUs...................................... (a)0          (a)0         (a)0         (a)0         (a)0
                                                            (b)0          (b)0         (b)0         (b)3,508     (b)4,125

------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL       FISCAL
                                                                                    YEAR         YEAR
                                                                  INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12     12/31/13
================================================================ ============== ============ ============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973    (a)$9.186
                                                                  (b)$8.643      (b)$7.761    (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186   (a)$10.230
                                                                  (b)$7.761      (b)$8.919    (b)$9.925
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739   (a)$12.584
                                                                 (b)$12.582     (b)$10.587   (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584   (a)$17.135
                                                                 (b)$10.587     (b)$12.375   (b)$16.808
 Ending Number of AUs........................................... (a)5,145       (a)6,581     (a)6,735
                                                                 (b)2,784       (b)4,882     (b)4,851

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264    (a)$2.411
                                                                  (b)$2.441      (b)$2.185    (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411    (a)$2.594
                                                                  (b)$2.185      (b)$2.321    (b)$2.496
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462   (a)$11.298
                                                                 (b)$11.229     (b)$11.109   (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298   (a)$11.134
                                                                 (b)$11.109     (b)$10.923   (b)$10.860
 Ending Number of AUs........................................... (a)1           (a)1         (a)1
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665   (a)$18.742
                                                                 (b)$15.829     (b)$16.210   (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742   (a)$25.300
                                                                 (b)$16.210     (b)$18.185   (b)$24.487
 Ending Number of AUs........................................... (a)0           (a)866       (a)2,795
                                                                 (b)0           (b)157       (b)831

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.639     (a)$20.981   (a)$23.097
                                                                 (b)$20.110     (b)$20.411   (b)$22.413
 Ending AUV..................................................... (a)$20.981     (a)$23.097   (a)$23.142
                                                                 (b)$20.411     (b)$22.413   (b)$22.401
 Ending Number of AUs........................................... (a)5,806       (a)9,602     (a)17,643
                                                                 (b)2,224       (b)6,067     (b)9,142

-----------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL        FISCAL
                                                                      YEAR         YEAR         YEAR          YEAR
                                                                     ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16      12/31/17
================================================================ ============= ============ ============ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)$9.774   (a)$10.296
                                                                 (b)N/A        (b)N/A        (b)$9.758   (b)$10.266
 Ending AUV..................................................... (a)N/A         (a)$9.774   (a)$10.296   (a)$10.385
                                                                 (b)N/A         (b)$9.758   (b)$10.266   (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)0         (a)0         (a)0
                                                                 (b)N/A        (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.230    (a)$14.072   (a)$15.470   (a)$15.716
                                                                  (b)$9.925    (b)$13.597   (b)$14.910   (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470   (a)$15.716   (a)$20.498
                                                                 (b)$13.597    (b)$14.910   (b)$15.109   (b)$19.658
 Ending Number of AUs........................................... (a)0          (a)0         (a)160       (a)350
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477   (a)$17.191   (a)$21.225
                                                                 (b)$16.808    (b)$18.079   (b)$16.779   (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191   (a)$21.225   (a)$23.716
                                                                 (b)$18.079    (b)$16.779   (b)$20.665   (b)$23.033
 Ending Number of AUs........................................... (a)4,986      (a)4,962     (a)4,300     (a)4,219
                                                                 (b)5,034      (b)5,781     (b)5,087     (b)5,202

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.594     (a)$3.699    (a)$4.024    (a)$4.645
                                                                  (b)$2.496     (b)$3.545    (b)$3.846    (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024    (a)$4.645    (a)$6.205
                                                                  (b)$3.545     (b)$3.846    (b)$4.429    (b)$5.901
 Ending Number of AUs........................................... (a)0          (a)0         (a)0         (a)946
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971   (a)$10.817   (a)$10.678
                                                                 (b)$10.860    (b)$10.554   (b)$10.380   (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817   (a)$10.678   (a)$10.626
                                                                 (b)$10.554    (b)$10.380   (b)$10.221   (b)$10.146
 Ending Number of AUs........................................... (a)1          (a)1         (a)4,012     (a)5,105
                                                                 (b)0          (b)0         (b)0         (b)457

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687   (a)$27.922   (a)$32.536
                                                                 (b)$24.487    (b)$26.730   (b)$26.890   (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922   (a)$32.536   (a)$38.199
                                                                 (b)$26.730    (b)$26.890   (b)$31.256   (b)$36.604
 Ending Number of AUs........................................... (a)3,914      (a)3,484     (a)3,319     (a)3,517
                                                                 (b)1,386      (b)1,759     (b)1,623     (b)1,652

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.142    (a)$24.193   (a)$23.612   (a)$25.373
                                                                 (b)$22.401    (b)$23.360   (b)$22.742   (b)$24.377
 Ending AUV..................................................... (a)$24.193    (a)$23.612   (a)$25.373   (a)$26.735
                                                                 (b)$23.360    (b)$22.742   (b)$24.377   (b)$25.621
 Ending Number of AUs........................................... (a)18,363     (a)17,513    (a)17,483    (a)20,072
                                                                 (b)10,337     (b)10,600    (b)13,877    (b)14,272

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)1,500
                                                                 (b)6,334

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)4,511
                                                                 (b)5,773

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)968
                                                                 (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)4,765
                                                                 (b)427

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)3,169
                                                                 (b)1,578

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.735
                                                                 (b)$25.621
 Ending AUV..................................................... (a)$25.669
                                                                 (b)$24.539
 Ending Number of AUs........................................... (a)18,598
                                                                 (b)12,437

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272    (a)$33.907
                                                                  (b)$29.758     (b)$28.498    (b)$32.929
 Ending AUV...................................................... (a)$29.272     (a)$33.907    (a)$32.804
                                                                  (b)$28.498     (b)$32.929    (b)$31.778
 Ending Number of AUs............................................ (a)952         (a)1,444      (a)1,921
                                                                  (b)545         (b)1,001      (b)2,381

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644    (a)$11.231
                                                                  (b)$10.628      (b)$9.508    (b)$11.046
 Ending AUV......................................................  (a)$9.644     (a)$11.231    (a)$15.023
                                                                   (b)$9.508     (b)$11.046    (b)$14.739
 Ending Number of AUs............................................ (a)3,867       (a)5,782      (a)5,552
                                                                  (b)2,264       (b)4,760      (b)4,999

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476
                                                                  (b)$17.353     (b)$17.517    (b)$17.936
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609
                                                                  (b)$17.517     (b)$17.936    (b)$17.052
 Ending Number of AUs............................................ (a)1,289       (a)2,478      (a)5,593
                                                                  (b)530         (b)1,265      (b)2,330

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$32.804    (a)$42.063    (a)$42.320    (a)$45.424
                                                                  (b)$31.778    (b)$40.646    (b)$40.792    (b)$43.675
 Ending AUV...................................................... (a)$42.063    (a)$42.320    (a)$45.424    (a)$47.301
                                                                  (b)$40.646    (b)$40.792    (b)$43.675    (b)$45.366
 Ending Number of AUs............................................ (a)1,097      (a)1,037      (a)1,002      (a)922
                                                                  (b)2,137      (b)2,199      (b)2,228      (b)2,411

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.023    (a)$14.847    (a)$13.577    (a)$17.558
                                                                  (b)$14.739    (b)$14.529    (b)$13.253    (b)$17.097
 Ending AUV...................................................... (a)$14.847    (a)$13.577    (a)$17.558    (a)$19.052
                                                                  (b)$14.529    (b)$13.253    (b)$17.097    (b)$18.506
 Ending Number of AUs............................................ (a)5,019      (a)5,200      (a)4,479      (a)4,557
                                                                  (b)5,276      (b)5,783      (b)4,846      (b)5,017

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.609    (a)$17.340    (a)$16.641    (a)$16.658
                                                                  (b)$17.052    (b)$16.749    (b)$16.034    (b)$16.011
 Ending AUV...................................................... (a)$17.340    (a)$16.641    (a)$16.658    (a)$17.581
                                                                  (b)$16.749    (b)$16.034    (b)$16.011    (b)$16.856
 Ending Number of AUs............................................ (a)6,766      (a)6,751      (a)7,258      (a)9,569
                                                                  (b)3,350      (b)3,605      (b)3,802      (b)4,064

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$47.301
                                                                  (b)$45.366
 Ending AUV...................................................... (a)$43.691
                                                                  (b)$41.799
 Ending Number of AUs............................................ (a)903
                                                                  (b)2,446

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.106
                                                                  (b)$10.089
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.139
                                                                  (b)$10.122
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.052
                                                                  (b)$18.506
 Ending AUV...................................................... (a)$16.417
                                                                  (b)$15.906
 Ending Number of AUs............................................ (a)4,747
                                                                  (b)5,453

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.359
                                                                   (b)$9.344
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.172
                                                                   (b)$9.157
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.970
                                                                   (b)$8.955
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)8,885
                                                                  (b)4,322

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12     12/31/13
================================================================= ============== ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992    (a)$6.960
                                                                   (b)$7.243      (b)$6.175    (b)$7.155
 Ending AUV......................................................  (a)$5.992      (a)$6.960    (a)$9.477
                                                                   (b)$6.175      (b)$7.155    (b)$9.718
 Ending Number of AUs............................................ (a)5,074       (a)7,746     (a)7,084
                                                                  (b)3,270       (b)5,920     (b)6,082

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.965      (a)$9.987   (a)$10.979
                                                                  (b)$10.829      (b)$9.851   (b)$10.801
 Ending AUV......................................................  (a)$9.987     (a)$10.979   (a)$14.612
                                                                   (b)$9.851     (b)$10.801   (b)$14.341
 Ending Number of AUs............................................ (a)880         (a)1,610     (a)3,912
                                                                  (b)474         (b)855       (b)1,563

------------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16     12/31/17     12/31/18
================================================================= ============ ============ ============ ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA
  GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST
  Class 3
Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.169
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.153
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.544
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.528
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.328
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.312
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.208
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.192
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$8.470
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$8.484
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.477    (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077
                                                                   (b)$9.718    (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260
 Ending AUV......................................................  (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077   (a)$11.362
                                                                   (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260   (b)$11.506
 Ending Number of AUs............................................ (a)5,175     (a)5,041     (a)5,097     (a)3,665     (a)3,491
                                                                  (b)6,300     (b)6,364     (b)6,611     (b)6,235     (b)6,189

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)$11.845   (a)$11.466   (a)$12.477   (a)$13.594
                                                                  (b)N/A       (b)$11.795   (b)$11.390   (b)$12.363   (b)$13.436
 Ending AUV...................................................... (a)N/A       (a)$11.466   (a)$12.477   (a)$13.594   (a)$12.095
                                                                  (b)N/A       (b)$11.390   (b)$12.363   (b)$13.436   (b)$11.925
 Ending Number of AUs............................................ (a)N/A       (a)0         (a)1,616     (a)17,535    (a)26,244
                                                                  (b)N/A       (b)0         (b)0         (b)7,293     (b)6,866

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.612   (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926
                                                                  (b)$14.341   (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361
 Ending AUV...................................................... (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926   (a)$19.943
                                                                  (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361   (b)$19.328
 Ending Number of AUs............................................ (a)4,953     (a)4,480     (a)4,896     (a)3,811     (a)3,294
                                                                  (b)2,160     (b)2,959     (b)3,319     (b)3,056     (b)2,846

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211    (a)$11.414
                                                                 (b)$10.329      (b)$9.877    (b)$11.013
 Ending AUV..................................................... (a)$10.211     (a)$11.414    (a)$13.475
                                                                  (b)$9.877     (b)$11.013    (b)$12.970
 Ending Number of AUs........................................... (a)4,062       (a)5,842      (a)5,546
                                                                 (b)337         (b)28,432     (b)27,067

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511    (a)$25.240
                                                                 (b)$30.036     (b)$20.985    (b)$24.562
 Ending AUV..................................................... (a)$21.511     (a)$25.240    (a)$24.095
                                                                 (b)$20.985     (b)$24.562    (b)$23.389
 Ending Number of AUs........................................... (a)117         (a)368        (a)1,115
                                                                 (b)222         (b)376        (b)777

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621    (a)$10.813
                                                                  (b)$9.550      (b)$9.319    (b)$10.447
 Ending AUV.....................................................  (a)$9.621     (a)$10.813    (a)$14.078
                                                                  (b)$9.319     (b)$10.447    (b)$13.567
 Ending Number of AUs........................................... (a)3,934       (a)6,447      (a)13,263
                                                                 (b)3,413       (b)5,516      (b)7,475

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628     (a)$9.964
                                                                 (b)$10.397      (b)$8.427     (b)$9.708
 Ending AUV.....................................................  (a)$8.628      (a)$9.964    (a)$11.081
                                                                  (b)$8.427      (b)$9.708    (b)$10.787
 Ending Number of AUs........................................... (a)0           (a)0          (a)0
                                                                 (b)0           (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529    (a)$20.700
                                                                 (b)$18.374     (b)$19.022    (b)$20.112
 Ending AUV..................................................... (a)$19.529     (a)$20.700    (a)$19.719
                                                                 (b)$19.022     (b)$20.112    (b)$19.112
 Ending Number of AUs........................................... (a)14,337      (a)22,191     (a)37,331
                                                                 (b)5,256       (b)17,307     (b)27,916

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342    (a)$10.712
                                                                 (b)$10.745      (b)$9.092    (b)$10.399
 Ending AUV.....................................................  (a)$9.342     (a)$10.712    (a)$15.075
                                                                  (b)$9.092     (b)$10.399    (b)$14.598
 Ending Number of AUs........................................... (a)4,767       (a)8,644      (a)7,552
                                                                 (b)1,501       (b)6,029      (b)5,598

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$13.475    (a)$14.838    (a)$14.665    (a)$15.529
                                                                 (b)$12.970    (b)$14.246    (b)$14.045    (b)$14.835
 Ending AUV..................................................... (a)$14.838    (a)$14.665    (a)$15.529    (a)$17.578
                                                                 (b)$14.246    (b)$14.045    (b)$14.835    (b)$16.751
 Ending Number of AUs........................................... (a)5,127      (a)4,807      (a)4,698      (a)4,439
                                                                 (b)25,755     (b)24,857     (b)23,001     (b)22,875

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$24.095    (a)$22.406    (a)$18.978    (a)$20.759
                                                                 (b)$23.389    (b)$21.695    (b)$18.330    (b)$20.000
 Ending AUV..................................................... (a)$22.406    (a)$18.978    (a)$20.759    (a)$29.185
                                                                 (b)$21.695    (b)$18.330    (b)$20.000    (b)$28.048
 Ending Number of AUs........................................... (a)1,746      (a)1,824      (a)1,839      (a)1,284
                                                                 (b)1,143      (b)1,755      (b)1,777      (b)1,514

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.078    (a)$15.872    (a)$15.341    (a)$17.516
                                                                 (b)$13.567    (b)$15.258    (b)$14.711    (b)$16.755
 Ending AUV..................................................... (a)$15.872    (a)$15.341    (a)$17.516    (a)$20.473
                                                                 (b)$15.258    (b)$14.711    (b)$16.755    (b)$19.534
 Ending Number of AUs........................................... (a)14,523     (a)13,484     (a)13,195     (a)12,628
                                                                 (b)8,996      (b)10,690     (b)10,079     (b)9,900

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.081    (a)$12.792    (a)$12.484    (a)$13.034
                                                                 (b)$10.787    (b)$12.401    (b)$12.073    (b)$12.573
 Ending AUV..................................................... (a)$12.792    (a)$12.484    (a)$13.034    (a)$16.014
                                                                 (b)$12.401    (b)$12.073    (b)$12.573    (b)$15.409
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$19.719    (a)$20.421    (a)$20.154    (a)$20.585
                                                                 (b)$19.112    (b)$19.743    (b)$19.436    (b)$19.802
 Ending AUV..................................................... (a)$20.421    (a)$20.154    (a)$20.585    (a)$21.144
                                                                 (b)$19.743    (b)$19.436    (b)$19.802    (b)$20.289
 Ending Number of AUs........................................... (a)38,490     (a)36,648     (a)39,918     (a)45,547
                                                                 (b)27,471     (b)28,195     (b)29,086     (b)31,677

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.075    (a)$16.573    (a)$16.864    (a)$16.697
                                                                 (b)$14.598    (b)$16.009    (b)$16.249    (b)$16.048
 Ending AUV..................................................... (a)$16.573    (a)$16.864    (a)$16.697    (a)$21.390
                                                                 (b)$16.009    (b)$16.249    (b)$16.048    (b)$20.508
 Ending Number of AUs........................................... (a)7,108      (a)6,694      (a)6,947      (a)5,408
                                                                 (b)4,611      (b)4,112      (b)5,076      (b)4,441

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.578
                                                                 (b)$16.751
 Ending AUV..................................................... (a)$16.024
                                                                 (b)$15.232
 Ending Number of AUs........................................... (a)4,351
                                                                 (b)21,811

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$29.185
                                                                 (b)$28.048
 Ending AUV..................................................... (a)$23.250
                                                                 (b)$22.288
 Ending Number of AUs........................................... (a)1,415
                                                                 (b)2,202

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.473
                                                                 (b)$19.534
 Ending AUV..................................................... (a)$19.328
                                                                 (b)$18.395
 Ending Number of AUs........................................... (a)11,759
                                                                 (b)9,755

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.014
                                                                 (b)$15.409
 Ending AUV..................................................... (a)$14.069
                                                                 (b)$13.503
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.144
                                                                 (b)$20.289
 Ending AUV..................................................... (a)$20.796
                                                                 (b)$19.905
 Ending Number of AUs........................................... (a)41,298
                                                                 (b)27,675

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.390
                                                                 (b)$20.508
 Ending AUV..................................................... (a)$20.102
                                                                 (b)$19.224
 Ending Number of AUs........................................... (a)5,146
                                                                 (b)4,075

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.604
                                                                  (b)$9.588
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.312
                                                                  (b)$9.297
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819    (a)$15.390
                                                                  (b)$15.218     (b)$13.442    (b)$14.933
 Ending AUV...................................................... (a)$13.819     (a)$15.390    (a)$20.329
                                                                  (b)$13.442     (b)$14.933    (b)$19.675
 Ending Number of AUs............................................ (a)2,763       (a)4,068      (a)6,970
                                                                  (b)1,615       (b)3,176      (b)3,966

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841     (a)$6.439
                                                                   (b)$6.449      (b)$5.647     (b)$6.210
 Ending AUV......................................................  (a)$5.841      (a)$6.439     (a)$8.524
                                                                   (b)$5.647      (b)$6.210     (b)$8.201
 Ending Number of AUs............................................ (a)846         (a)885        (a)781
                                                                  (b)961         (b)1,756      (b)1,552

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731    (a)$12.633
                                                                  (b)$11.493     (b)$10.313    (b)$12.112
 Ending AUV...................................................... (a)$10.731     (a)$12.633    (a)$16.455
                                                                  (b)$10.313     (b)$12.112    (b)$15.736
 Ending Number of AUs............................................ (a)8,357       (a)14,156     (a)21,472
                                                                  (b)3,130       (b)8,704      (b)15,474

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312    (a)$17.942
                                                                  (b)$16.673     (b)$15.869    (b)$17.410
 Ending AUV...................................................... (a)$16.312     (a)$17.942    (a)$21.098
                                                                  (b)$15.869     (b)$17.410    (b)$20.422
 Ending Number of AUs............................................ (a)2,677       (a)5,366      (a)5,633
                                                                  (b)210         (b)2,405      (b)2,693

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)0           (a)1,123      (a)3,393
                                                                  (b)0           (b)184        (b)1,229

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)0           (a)522        (a)3,455
                                                                  (b)0           (b)141        (b)1,018

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.329    (a)$21.440    (a)$21.462    (a)$24.302
                                                                  (b)$19.675    (b)$20.699    (b)$20.669    (b)$23.345
 Ending AUV...................................................... (a)$21.440    (a)$21.462    (a)$24.302    (a)$28.953
                                                                  (b)$20.699    (b)$20.669    (b)$23.345    (b)$27.744
 Ending Number of AUs............................................ (a)7,797      (a)7,065      (a)6,877      (a)6,348
                                                                  (b)4,910      (b)5,563      (b)5,250      (b)5,059

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.524     (a)$9.427     (a)$9.723    (a)$10.217
                                                                   (b)$8.201     (b)$9.046     (b)$9.307     (b)$9.756
 Ending AUV......................................................  (a)$9.427     (a)$9.723    (a)$10.217    (a)$12.825
                                                                   (b)$9.046     (b)$9.307     (b)$9.756    (b)$12.215
 Ending Number of AUs............................................ (a)1,071      (a)602        (a)1,390      (a)1,870
                                                                  (b)1,443      (b)4,650      (b)4,974      (b)6,000

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.455    (a)$18.027    (a)$17.851    (a)$19.162
                                                                  (b)$15.736    (b)$17.196    (b)$16.986    (b)$18.188
 Ending AUV...................................................... (a)$18.027    (a)$17.851    (a)$19.162    (a)$23.367
                                                                  (b)$17.196    (b)$16.986    (b)$18.188    (b)$22.125
 Ending Number of AUs............................................ (a)22,976     (a)21,225     (a)21,243     (a)18,454
                                                                  (b)16,631     (b)17,680     (b)17,363     (b)17,507

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.098    (a)$22.607    (a)$22.235    (a)$23.963
                                                                  (b)$20.422    (b)$21.828    (b)$21.415    (b)$23.022
 Ending AUV...................................................... (a)$22.607    (a)$22.235    (a)$23.963    (a)$26.573
                                                                  (b)$21.828    (b)$21.415    (b)$23.022    (b)$25.466
 Ending Number of AUs............................................ (a)5,285      (a)5,051      (a)4,869      (a)4,342
                                                                  (b)2,656      (b)2,831      (b)2,232      (b)1,872

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596    (a)9.626
                                                                  (b)$10.384     (b)$9.369     (b)$9.259    (b)9.411
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)5,386      (a)5,046      (a)6,199      (a)6,310
                                                                  (b)2,108      (b)2,001      (b)2,365      (b)3,343

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)5,152      (a)4,490      (a)4,644      (a)5,059
                                                                  (b)1,778      (b)2,628      (b)2,550      (b)2,606

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$28.953
                                                                  (b)$27.744
 Ending AUV...................................................... (a)$26.138
                                                                  (b)$24.983
 Ending Number of AUs............................................ (a)7,580
                                                                  (b)6,452

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.408
                                                                   (b)$9.392
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.825
                                                                  (b)$12.215
 Ending AUV...................................................... (a)$12.006
                                                                  (b)$11.407
 Ending Number of AUs............................................ (a)1,848
                                                                  (b)5,904

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.367
                                                                  (b)$22.125
 Ending AUV...................................................... (a)$21.840
                                                                  (b)$20.626
 Ending Number of AUs............................................ (a)17,451
                                                                  (b)17,040

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$26.573
                                                                  (b)$25.466
 Ending AUV...................................................... (a)$24.743
                                                                  (b)$23.653
 Ending Number of AUs............................................ (a)4,164
                                                                  (b)1,819

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.876
                                                                   (b)$8.861
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)6,561
                                                                  (b)3,787

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)4,885
                                                                  (b)3,703

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)2,948       (a)4,259      (a)4,103
                                                                  (b)0           (b)1,331      (b)1,342

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)1,043       (a)1,355      (a)3,043
                                                                  (b)766         (b)1,553      (b)2,090

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$12.917
                                                                   (b)$9.552     (b)$11.419    (b)$12.540
 Ending Number of AUs............................................ (a)0           (a)0          (a)0
                                                                  (b)0           (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512    (a)$10.058
                                                                  (b)$10.797      (b)$8.394     (b)$9.894
 Ending AUV......................................................  (a)$8.512     (a)$10.058    (a)$12.263
                                                                   (b)$8.394      (b)$9.894    (b)$12.033
 Ending Number of AUs............................................ (a)16,369      (a)26,232     (a)30,199
                                                                  (b)6,390       (b)18,187     (b)20,472

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)3,939      (a)3,765      (a)3,564      (a)3,396
                                                                  (b)1,384      (b)1,651      (b)1,189      (b)778

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)3,260      (a)3,113      (a)3,120      (a)4,056
                                                                  (b)2,662      (b)2,623      (b)2,317      (b)2,330

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.917    (a)$12.678    (a)$12.325     (a)$9.297
                                                                  (b)$12.540    (b)$12.258    (b)$11.887     (b)$8.947
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)$10.623
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)$10.623
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.623    (a)$12.513
                                                                  (b)N/A        (b)N/A        (b)$10.623    (b)$12.573
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)7,510      (a)23,463
                                                                  (b)N/A        (b)N/A        (b)7,510      (b)7,870

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.263    (a)$11.301    (a)$10.647    (a)$10.669
                                                                  (b)$12.033    (b)$11.061    (b)$10.395    (b)$10.391
 Ending AUV...................................................... (a)$11.301    (a)$10.647    (a)$10.669    (a)$12.837
                                                                  (b)$11.061    (b)$10.395    (b)$10.391    (b)$12.470
 Ending Number of AUs............................................ (a)33,656     (a)33,645     (a)35,296     (a)29,944
                                                                  (b)22,451     (b)23,984     (b)24,895     (b)23,113

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)3,221
                                                                  (b)727

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)3,840
                                                                  (b)2,250

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.513
                                                                  (b)$12.573
 Ending AUV...................................................... (a)$11.514
                                                                  (b)$11.430
 Ending Number of AUs............................................ (a)32,277
                                                                  (b)7,163

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.837
                                                                  (b)$12.470
 Ending AUV...................................................... (a)$10.635
                                                                  (b)$10.305
 Ending Number of AUs............................................ (a)32,171
                                                                  (b)24,796

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL        FISCAL        FISCAL
                                                                                       YEAR          YEAR          YEAR
                                                                    INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11       12/31/12      12/31/13      12/31/14
================================================================= =============== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A          (a)$10.451    (a)$10.569    (a)$12.264
                                                                  (b)N/A          (b)$10.451    (b)$10.550    (b)$12.211
 Ending AUV...................................................... (a)N/A          (a)$10.569    (a)$12.264    (a)$12.673
                                                                  (b)N/A          (b)$10.550    (b)$12.211    (b)$12.587
 Ending Number of AUs............................................ (a)N/A          (a)63,146     (a)190,615    (a)366,072
                                                                  (b)N/A          (b)14,643     (b)61,078     (b)118,738

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597      (a)$15.803    (a)$19.346    (a)$25.964
                                                                  (b)$19.084      (b)$15.371    (b)$18.770    (b)$25.128
 Ending AUV...................................................... (a)$15.803      (a)$19.346    (a)$25.964    (a)$29.565
                                                                  (b)$15.371      (b)$18.770    (b)$25.128    (b)$28.542
 Ending Number of AUs............................................ (a)1,684        (a)2,125      (a)5,672      (a)6,703
                                                                  (b)858          (b)1,492      (b)2,273      (b)3,106

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109      (a)$16.858    (a)$17.288    (a)$16.726
                                                                  (b)$15.704      (b)$16.406    (b)$16.783    (b)$16.196
 Ending AUV...................................................... (a)$16.858      (a)$17.288    (a)$16.726    (a)$17.381
                                                                  (b)$16.406      (b)$16.783    (b)$16.196    (b)$16.788
 Ending Number of AUs............................................ (a)10,559       (a)20,688     (a)33,838     (a)36,753
                                                                  (b)3,150        (b)14,725     (b)21,445     (b)21,139

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949      (a)$12.229    (a)$12.572    (a)$11.801
                                                                  (b)$11.971      (b)$12.234    (b)$12.546    (b)$11.747
 Ending AUV...................................................... (a)$12.229      (a)$12.572    (a)$11.801    (a)$11.881
                                                                  (b)$12.234      (b)$12.546    (b)$11.747    (b)$11.797
 Ending Number of AUs............................................ (a)6,089        (a)9,272      (a)21,251     (a)22,326
                                                                  (b)3,354        (b)7,650      (b)12,098     (b)15,693

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186       (a)$8.071     (a)$9.268    (a)$13.091
                                                                  (b)(b$9.027      (b)$7.920     (b)$9.072    (b)$12.782
 Ending AUV......................................................  (a)$8.071       (a)$9.268    (a)$13.091    (a)$13.006
                                                                   (b)$7.920       (b)$9.072    (b)$12.782    (b)$12.667
 Ending Number of AUs............................................ (a)0            (a)0          (a)0          (a)0
                                                                  (b)0            (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------



                                                                         FISCAL            FISCAL        FISCAL        FISCAL
                                                                          YEAR              YEAR          YEAR          YEAR
                                                                          ENDED            ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                     12/31/15          12/31/16      12/31/17      12/31/18
================================================================= ==================== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV...................................................       (a)$12.673     (a)$11.906    (a)$12.325    (a)$14.644
                                                                        (b)$12.587     (b)$11.796    (b)$12.181    (b)$14.437
 Ending AUV......................................................       (a)$11.906     (a)$12.325    (a)$14.644    (a)$13.515
                                                                        (b)$11.796     (b)$12.181    (b)$14.437    (b)$13.290
 Ending Number of AUs............................................ (a)531,238           (a)598,011    (a)576,426    (a)555,733
                                                                  (b)125,469           (b)116,983    (b)97,162     (b)94,253

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$29,565     (a)$31.762    (a)$32.007    (a)$41.993
                                                                        (b)$28.542     (b)$30.587    (b)$30.745    (b)$40.238
 Ending AUV......................................................       (a)$31.762     (a)$32.007    (a)$41.993    (a)$41.181
                                                                        (b)$30.587     (b)$30.745    (b)$40.238    (b)$39.361
 Ending Number of AUs............................................ (a)5,630             (a)5,983      (a)5,118      (a)4,556
                                                                  (b)3,092             (b)3,254      (b)2,836      (b)2,741

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$17.381     (a)$17.266    (a)$17.311    (a)$17.619
                                                                        (b)$16.788     (b)$16.636    (b)$16.638    (b)$16.892
 Ending AUV......................................................       (a)$17.266     (a)$17.311    (a)$17.619    (a)$17.415
                                                                        (b)$16.636     (b)$16.638    (b)$16.892    (b)$16.655
 Ending Number of AUs............................................ (a)35,054            (a)40,227     (a)42,053     (a)37,761
                                                                  (b)20,877            (b)21,092     (b)23,067     (b)20,434

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$11.881     (a)$11.609    (a)$11.925    (a)$12.040
                                                                        (b)$11.797     (b)$11.498    (b)$11.781    (b)$11.866
 Ending AUV......................................................       (a)$11.609     (a)$11.925    (a)$12.040    (a)$11.901
                                                                        (b)$11.498     (b)$11.781    (b)$11.866    (b)$11.699
 Ending Number of AUs............................................ (a)21,652            (a)23,594     (a)25,132     (a)22,703
                                                                  (b)14,664            (b)14,762     (b)16,320     (b)18,395

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A               (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A               (a)N/A        (a)N/A        (a)$10.417
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)$10.358
 Ending Number of AUs............................................ (a)N/A               (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$13.006     (a)$12.698    (a)$13.473    (a)$17.252
                                                                        (b)$12.667     (b)$12.337    (b)$13.057    (b)$16.677
 Ending AUV......................................................       (a)$12.698     (a)$13.473    (a)$17.252    (a)$15.887
                                                                        (b)$12.337     (b)$13.057    (b)$16.677    (b)$15.320
 Ending Number of AUs............................................ (a)0                 (a)0          (a)0          (a)0
                                                                  (b)0                 (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................               (a)$--  (a)$9.390     (a)$9.551     (a)$9.683
                                                                                (b)$--  (b)$9.405     (b)$9.551     (b)$9.619
 Ending AUV......................................................       (a)$9.390       (a)$9.551     (a)$9.683     (a)$9.776
                                                                        (b)$9.405       (b)$9.551     (b)$9.619     (b)$9.687
 Ending Number of AUs............................................ (a)0                 (a)135        (a)0          (a)0
                                                                  (b)0                 (b)135        (b)160        (b)159

------------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL        FISCAL
                                                                           YEAR          YEAR
                                                        INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12      12/31/13
====================================================== ============== ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369
                                                       (b)$17.578     (b)$16.462    (b)$18.899
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733
                                                       (b)$16.462     (b)$18.899    (b)$23.099
 Ending Number of AUs................................. (a)1,637       (a)2,830      (a)2,590
                                                       (b)174         (b)1,756      (b)1,674

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959    (a)$26.658
                                                       (b)$25.903     (b)$21.466    (b)$25.995
 Ending AUV........................................... (a)$21.959     (a)$26.658    (a)$34.113
                                                       (b)$21.466     (b)$25.995    (b)$33.182
 Ending Number of AUs................................. (a)4,914       (a)7,676      (a)9,386
                                                       (b)2,284       (b)5,672      (b)6,500

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852    (a)$23.182
                                                       (b)$22.255     (b)$19.399    (b)$22.596
 Ending AUV........................................... (a)$19.852     (a)$23.182    (a)$29.877
                                                       (b)$19.399     (b)$22.596    (b)$29.050
 Ending Number of AUs................................. (a)2,492       (a)4,707      (a)5,578
                                                       (b)983         (b)3,460      (b)3,798

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840    (a)$19.597
                                                       (b)$18.138     (b)$16.466    (b)$19.113
 Ending AUV........................................... (a)$16.840     (a)$19.597    (a)$25.916
                                                       (b)$16.466     (b)$19.113    (b)$25.213
 Ending Number of AUs................................. (a)567         (a)1,256      (a)2,435
                                                       (b)958         (b)1,263      (b)3,125

-------------------------------------------------------



                                                           FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/14      12/31/15      12/31/16      12/31/17      12/31/18
====================================================== ============= ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$23.733    (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053
                                                       (b)$23.099    (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923
 Ending AUV........................................... (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053    (a)$29.341
                                                       (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923    (b)$28.203
 Ending Number of AUs................................. (a)2,521      (a)2,324      (a)2,220      (a)2,062      (a)1,949
                                                       (b)1,728      (b)1,880      (b)1,506      (b)1,130      (b)1,075

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$34.113    (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535
                                                       (b)$33.182    (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778
 Ending AUV........................................... (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535    (a)$42.825
                                                       (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778    (b)$41.138
 Ending Number of AUs................................. (a)9,793      (a)8,646      (a)8,956      (a)6,985      (a)6,837
                                                       (b)7,339      (b)7,228      (b)7,537      (b)6,642      (b)6,684

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$29.877    (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848
                                                       (b)$29.050    (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098
 Ending AUV........................................... (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848    (a)$46.288
                                                       (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098    (b)$44.447
 Ending Number of AUs................................. (a)5,969      (a)5,279      (a)5,011      (a)3,838      (a)3,429
                                                       (b)3,632      (b)3,576      (b)3,364      (b)3,108      (b)2,759

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$25.916    (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223
                                                       (b)$25.213    (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817
 Ending AUV........................................... (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223    (a)$37.183
                                                       (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817    (b)$35.726
 Ending Number of AUs................................. (a)3,006      (a)2,746      (a)2,555      (a)2,283      (a)2,081
                                                       (b)3,368      (b)3,674      (b)3,569      (b)3,367      (b)1,972

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administrative Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may begin the Income Phase any time after your first          Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time after 13 months after     New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you
                                 invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid.
                                 If you invest in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1)
                                 Purchase Payments or (2) the value of your contract plus any fees paid on the day we received
                                 your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus
                                 fees and charges on the day we receive your request in Good
                                   Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the
                                 day we received your request in Good Order at the Annuity         Minnesota
                                   Service Center.                                                 Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.                                                 New York
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Missouri on or after May 1, 2017.
Premium Based Charge             Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value
                                 when you begin the Income Phase.

                                      B-1


        PROSPECTUS PROVISION                            AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax                         For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                      charges of 0% for Qualified
                                    contracts and 1.25% for Non-Qualified contracts based on total
                                      Purchase Payments when you
                                    begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct
                                    front-end premium tax charges of 0.08% for Non-Qualified
                                      contracts based on total Purchase
                                    Payments when you begin the Income Phase.
Premium Tax                         We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                      and 1.0% for Non-Qualified
                                    contracts based on contract value when you begin the Income
                                      Phase.
Premium Tax                         We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                      contracts based on total Purchase
                                    Payments when you begin the Income Phase.
Purchase Payment Age Limit          The Purchase Payment Age Limit is the later of three years after  Washington contract issue or attained age
                                    63 but not after the Owner's 86th birthday for contracts issued
                                      May 2, 2011 through August 2,
                                    2015. The Purchase Payment Age Limit is not applicable to
                                      contracts issued on or after August 3,
                                    2015.
Polaris Income Builder Daily Flex   Charge will be deducted pro-rata from Variable Portfolios only.   Connecticut
                                                                                                      Hawaii
                                                                                                      Missouri
                                                                                                      New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Vermont
                                                                                                      Virginia
                                                                                                      Washington
Polaris Income Builder Daily        Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                      Missouri
                                                                                                      New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Washington
Polaris Income Builder              Charge will be deducted pro-rata from Variable Portfolios only.*  Missouri*
                                      For contracts issued on or after
                                    January 23, 2017                                                  New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Washington
SunAmerica Income Plus              Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Washington
Transfer Privilege                  Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                      Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER
                                DAILY FLEX FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME BUILDER DAILY FLEX FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.35%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%       (+or-)0.40%

* The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 for applicable fee rates and the non-discretionary formula if your contract was issued prior to May 1, 2019.


EXAMPLE:

ASSUMPTIONS:

     o     POLARIS INCOME BUILDER DAILY FLEX WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


                 QUARTERLY
   BENEFIT        AVERAGE     CALCULATED
   QUARTER        (DAILY        ANNUAL       ANNUAL      QUARTERLY
 ANNIVERSARY      VIX(2))     FEE RATE*     FEE RATE     FEE RATE**
      1st         525.71         N/A         1.35%        0.3375%
      2nd         412.12         N/A         1.35%        0.3375%
      3rd         770.25         N/A         1.35%        0.3375%
      4th         573.97         N/A         1.35%        0.3375%
      5th         204.42        1.16%        1.16%        0.2900%

* The Calculated Annual Fee Rate equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 5TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS
204.42. WE CALCULATE THE ANNUAL FEE RATE FOR THE 5TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.00% + {0.05% X [204.42/33 - 10]}


1.00% + [0.05% X (-3.81)]


1.35% + (-0.19%) = 1.16% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.35% - 1.16% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.35%).

1.16% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.16%

The Quarterly Fee Rate is 0.29% (or 1.16% divided by 4).

                                      C-1



AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX)2 ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY        ANNUAL       ANNUAL      QUARTERLY
  QUARTER      VIX(2))      FEE RATE     FEE RATE     FEE RATE
     6th       351.93        1.38%        1.38%       0.3450%
     7th       307.03        1.32%        1.32%       0.3300%
     8th       602.30        1.76%        1.72%       0.4400%
     9th       698.25        1.91%        1.91%       0.4775%
    10th       323.74        1.34%        1.51%       0.3775%
    11th       398.72        1.45%        1.45%       0.3625%
    12th       261.37        1.25%        1.25%       0.3125%
    13th       281.15        1.28%        1.28%       0.3200%
    14th       151.32        1.08%        1.08%       0.2700%
    15th       52.63         0.93%        0.93%       0.2325%
    16th       207.38        1.16%        1.16%       0.2900%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 8TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO 602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [602.30/33 - 10]}


1.35% + [0.05% X (8.25)]


1.35% + 0.41% = 1.76% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.76% - 1.32% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.72% (1.32% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.4300% (or 1.72% divided by 4).

ON THE 10TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2))
           DECREASES TO 323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [323.74/33 - 10]}


1.35% + [0.05% X (-0.19)]


1.35% + (-0.01%) = 1.34% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.34% - 1.91% = -0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.51%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.51% (1.91% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.3775% (or 1.51% divided by 4).

After the 10th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES AND BENEFITS OF THE CURRENTLY OFFERED LIVING BENEFIT FEATURE POLARIS INCOME BUILDER DAILY FLEX. The examples are based on a hypothetical contract with one Covered Person over an extended period of time, and do not assume any specific rate of return nor do they represent how your contract will actually perform.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 5.60%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT     INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $5,600

     o  Minimum Income Base = Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.60% = $5,600, if Lifetime Income is activated.


EXAMPLE 2: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the 1st Benefit year = $60,000

     o  Subsequent Purchase Payment invested in the 2nd Benefit year = $90,000

     o  No withdrawals taken in the first 2 Benefit years

     o The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated


                                                                                        MAXIMUM
                                                                                        ANNUAL
                            PURCHASE    ASSUMED                MINIMUM                WITHDRAWAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    AMOUNT UPON
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE     ACTIVATION
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 5,600
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 5,712
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 5,880
      Year 1 - Day 200     $ 60,000   $162,000      --       $160,000    $165,000    $ 9,240
      Year 1 - Day 300        --      $166,000   $166,000    $160,000    $166,000    $ 9,296
      1st Anniversary         --      $167,000   $167,000    $168,000    $168,500    $ 9,408
      Year 2 - Day 180     $ 90,000   $250,000      --       $258,000    $258,000    $14,448
      Year 2 - Day 250        --      $280,000   $280,000    $258,000    $280,000    $15,680
      2nd Anniversary         --      $279,000      --       $270,500    $280,000    $15,680

The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:

     o The Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base, only available after Lifetime Income is activated.

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are also recalculated at the time each subsequent Purchase Payment is received.


                                      D-1

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $5,712 ($102,000 x 5.60%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $5,880 ($105,000 x 5.60%).

           o In year 1 - day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $9,240 ($165,000 x 5.60%).

     o While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At Benefit Year Anniversaries during the first 10 years, and prior to the Activation Date, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $9,296 ($166,000 x 5.60%).

           o On the first Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $9,408 ($168,000 x 5.60%).

           o In year 2 - day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $14,448 ($258,000 x 5.60%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $15,680 ($280,000 x 5.60%).

           o On the second Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $15,680.


EXAMPLE 3: IMPACT OF TAKING A WITHDRAWAL PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 1 and 2 above, in addition to the following:

     o  A withdrawal of $5,000 was taken in year 3, prior to the Activation
           Date.


                                                                                     MAXIMUM
                                                                                     ANNUAL
                        ASSUMED                             MINIMUM                WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    AMOUNT UPON
        AS OF            VALUE       TAKEN       VALUE        BASE        BASE     ACTIVATION
    2nd Anniversary   $279,000       --          --       $270,500    $280,000    $15,680
    Year 3 - Day 45   $290,000       --       $290,000    $270,500    $290,000    $16,240
   Year 3 - Day 155   $285,000   $5,000          --       $265,754    $284,912    $15,955
   Year 3 - Day 275   $300,000       --       $300,000    $265,754    $300,000    $16,800
    3rd Anniversary   $310,000       --       $310,000    $278,035    $310,000    $17,360

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $16,240 ($290,000 x 5.60%).

           o In year 3 - day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 - 1.7544%]) and the reduced MAWA was
              $15,955 ($284,912 x 5.60%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 - 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 - 1.7544%}])

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $16,800 ($300,000 x 5.60%).


                                      D-2

           o On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x
              $88,421) and the MAWA was increased to $17,360 ($310,000 x
              5.60%).


EXAMPLE 4: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activate Date.

                                                                                          MAXIMUM
                                                                                          ANNUAL
                        ASSUMED                                                         WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP    MINIMUM INCOME     INCOME    AMOUNT UPON
        AS OF            VALUE       TAKEN       VALUE          BASE           BASE     ACTIVATION
    3rd Anniversary   $310,000       --       $310,000    $278,035         $310,000    $17,360
    Year 4 - Day 65   $315,000       --       $315,000    $278,035         $315,000    $17,640
    Year 4 - Day 92   $312,000   $10,000         --             --         $315,000    $17,640
   Year 4 - Day 350   $320,000       --       $320,000          --         $315,000    $17,640
    4th Anniversary   $311,000       --          --             --         $320,000    $17,920
    Year 5 - Day 75   $325,000       --       $325,000          --         $320,000    $17,920
    Year 5 - Day 80   $322,000   $17,920         --             --         $320,000    $17,920
    5th Anniversary   $317,000       --          --             --         $325,000    $18,200
   Year 6 - Day 155   $330,000       --       $330,000          --         $325,000    $18,200
    6th Anniversary   $329,000       --          --             --         $330,000    $18,480

     o In year 4, $10,000, a Lifetime Income amount less than MAWA was withdrawn.

     o In year 5, $17,920, a Lifetime Income amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the Lifetime Income withdrawals are taken as follows:

     o Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $17,640 ($315,000 x 5.60%).

           o In year 4 - day 92, on the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $17,640. The Income Base ($315,000) and the MAWA ($17,640)
              remained unchanged.

     o After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($17,640) remained unchanged.

           o On the 4th Benefit Year Anniversary, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the first Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $17,920 ($320,000 x 5.60%).

     o Past the first anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary, looking back at the Step-up Values in the immediately preceding Benefit Year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($17,920) remained unchanged.

           o In year 5 - day 80, a Lifetime Income amount $17,920 was withdrawn and was equal to the MAWA of $17,920. The Income Base ($320,000) and the MAWA ($17,920) remained unchanged.


                                      D-3

           o On the 5th Benefit Year Anniversary, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $18,200 ($325,000 x 5.60%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($18,200) remained unchanged.

           o On the 6th Benefit Year Anniversary, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $18,480 ($330,000 x 5.60%).


EXAMPLE 5: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT) AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 1, 2, 3 and 4 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh Benefit Years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
        AS OF            VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $18,480
    Year 7 - Day 37   $321,000   $26,400         --       $321,361    $17,996
   Year 7 - Day 362   $325,000       --       $325,000    $321,361    $17,996
    7th Anniversary   $317,000       --          --       $325,000    $18,200
    Year 8 - Day 46   $307,000   $26,000         --       $316,222    $17,708
    8th Anniversary   $307,000       --          --       $316,222    $17,708

The values of the feature are impacted by taking Lifetime Income withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.6180% ([$26,400
              - $18,480] / [$321,000 - $18,480]); the reduced Income Base was
              $321,361 ($330,000 x [1 - 2.6180%]) and the reduced MAWA was
              $17,996 ($321,361 x 5.60%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($321,361) and the MAWA ($17,996) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the Excess Withdrawal, and the MAWA was increased to $18,200 ($325,000 x 5.60%).

           o In year 8 - day 46, the reduction proportion was 2.7008% ([$26,000 - $18,200] / [$307,000 - $18,200]); the reduced Income
              Base was $316,222 ($325,000 x [1 - 2.7008%]); and the reduced
              MAWA was $17,708 ($316,222 x 5.60%).


EXAMPLE 6: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o  MAWA withdrawals were taken every year.

     o There were no Step-up Values after the 8th Benefit Year Anniversary date.


                                      D-4


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $316,222    $17,708          --
    9th Anniversary   $150,000   $17,708         --     $316,222    $17,708          --
   10th Anniversary   $100,000   $17,708         --     $316,222    $17,708          --
   11th Anniversary   $ 50,000   $17,708         --     $316,222    $17,708          --
   Year 12 - Day 81   $      0   $17,708         --     $316,222    $17,708          --
   12th Anniversary   $      0   $     0         --     $316,222        --       $17,708

     o The Protected Income Payment of $17,708 ($316,222 x 5.60%) will be paid for the lifetime of the Covered Person.

                                      D-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON THE DEATH BENEFIT OPTION ELECTED BY THE ORIGINAL OWNER OF THE CONTRACT, WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and death benefit are first reduced by the Maximum Annual Withdrawal amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected the Living Benefit described above.

A.   STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE
  UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The


                                      E-1

          anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o Between November 12, 2012 and April 30, 2019, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


TABLE OF CONTENTS

Polaris Income Builder Daily.................. F-1
Polaris Income Builder Daily Fee.............. F-6
Polaris Income Builder........................ F-7
Polaris Income Builder Fee.................... F-12
SunAmerica Income Plus........................ F-13
SunAmerica Income Plus Fee.................... F-21
Additional Important Information Applicable to
  Polaris Income Builder and SunAmerica Income
  Plus........................................ F-21


If your contract was issued prior to May 1, 2019 and you elected THE POLARIS INCOME BUILDER DAILY living benefit, the following provisions are applicable to the feature you elected.

The Polaris Income Builder Daily living benefit was available from September 10, 2018 through April 30, 2019. Effective May 1, 2019, Polaris Income Builder Daily is no longer available for election.


POLARIS INCOME BUILDER DAILY


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT THE LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.


                                      F-1



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
The guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period as follows:


                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
A value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


How does Polaris Income Builder Daily work?

Polaris Income Builder Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                      F-2



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

If your contract was purchased between September 10, 2018 and April 30, 2019, and you elected the optional Polaris Income Builder Daily living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED PERSON AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)      BUILDER DAILY
 One Covered Person (Age 45 - 59)          3.50%  /  3.50%
 One Covered Person (Age 60 - 64)          4.00%  /  4.00%
 One Covered Person (Age 65 - 71)          5.50%  /  5.50%
 One Covered Person (Age 72 and Older)     5.75%  /  5.75%
 Two Covered Persons (Age 45 - 59)         3.00%  /  3.00%
 Two Covered Persons (Age 60 - 64)         3.50%  /  3.50%
 Two Covered Persons (Age 65 - 71)         5.00%  /  5.00%
 Two Covered Persons (Age 72 and Older)    5.25%  /  5.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


Are there investment requirements if I elect the living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account


                                      F-3



if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder Daily?

The benefit offered by Polaris Income Builder Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Builder Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the


                                      F-4



highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Builder Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an


                                      F-5



     Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Builder Daily?

The fee for Polaris Income Builder Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, New York, Oregon, Texas and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


POLARIS INCOME BUILDER

If your contract was issued prior to September 10, 2018 and you elected THE POLARIS INCOME BUILDER living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected.

The Polaris Income Builder living benefit was available from May 1, 2013 through September 9, 2018. Effective September 10, 2018, Polaris Income Builder is no longer available for election.


                                      F-6



LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


  INCOME CREDIT
 (AS A PERCENTAGE
  OF THE INCOME                        INCOME
   CREDIT BASE)                  CREDIT AVAILABILITY
        6%             Available during the first 12 Benefit
                    Years -- the Income Credit is ELIMINATED in
                           years any withdrawal is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater


                                      F-7



than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued prior to March 10, 2014 and you elected the optional Polaris Income Builder, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect a living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:


                                      F-8




  1   10% Secure     90% SA VCP Dynamic Allocation
      Value Account
  2   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

If your contract was purchased between May 1, 2013 and March 9, 2014, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:


  1   Option 1       45% SA VCP Dynamic Allocation and
                     45% in one of three following allocations*:
      10% Secure
      Value Account  - Allocation A
                     - Allocation B
                     - Allocation C
                     * Please see the allocations for the formerly
                     available
                     Polaris Portfolio Allocator Models in the POLARIS
                     PORTFOLIO ALLOCATOR PROGRAM FOR
                     CONTRACTS ISSUED PRIOR TO FEBRUARY 6,
                     2017 APPENDIX G.
  2   Option 2       Up to 90% in one or more of the following
                     Variable Portfolios, except as otherwise noted:
      10% Secure
      Value Account  Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing


                                      F-9



instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?"
BELOW.


                                      F-10



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


                                      F-11



In addition, withdrawals under this living benefit will reduce the penalty free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the penalty free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, and in Missouri if your contract was issued on or after January 23, 2017, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

                                      F-12



Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


SUNAMERICA INCOME PLUS

If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected.

The SunAmerica Income Plus living benefit was available from May 2, 2011 through April 30, 2013. Effective May 1, 2013, SunAmerica Income Plus is no longer available for election.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

                                      F-13



If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining


                                      F-14



lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.


OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in one of the three following
              Allocations*:
              - Allocation A
              - Allocation B
              - Allocation C
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM FOR CONTRACTS ISSUED
              PRIOR TO FEBRUARY 6, 2017 APPENDIX G.
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios, except as otherwise noted:
              Goldman Sachs VIT Government Money Market Fund
              SA DFA Ultra Short Bond
              SA Federated Corporate Bond
              SA Goldman Sachs Global Bond
              SA Invesco VCP Equity-Income*
              SA JPMorgan MFS Core Bond
              SA T. Rowe Price VCP Balanced*
              SA VCP Dynamic Allocation
              SA Wellington Government and Quality Bond
              SA Wellington Real Return
              * You may invest up to a maximum of 50% in each of these
              Variable Portfolios.

 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible


                                      F-15



Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


 Option 1     Invest in one of three available Allocations*:
              Allocation A, Allocation B or Allocation C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM FOR CONTRACTS ISSUED
              PRIOR TO FEBRUARY 6, 2017 APPENDIX G.
 Option 2     Invest in one or more of the following Variable
              Portfolios, except as otherwise noted:
              American Funds Asset Allocation
              Franklin Income VIP Fund
              Goldman Sachs VIT Government Money Market Fund
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SA VCP Dynamic Allocation
 Option 3     Invest in the SA DFA Ultra Short Bond Portfolio

 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     Goldman Sachs VIT Government
  AND FIXED        Maximum 90%     Money Market Fund
  ACCOUNTS                         SA DFA Ultra Short Bond
                                   SA Federated Corporate Bond
                                   SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real ReturnDCA
                                   FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCAFIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. EQUITY          Minimum 0%     American Funds Asset
                   Maximum 70%     Allocation
                                   American Funds Global Bond
                                   American Funds Growth
                                   American Funds Growth-Income
                                   Franklin Allocation VIP Fund
                                   Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income
                                   Fund
                                   Lord Abbett Growth and Income
                                   Lord Abbett Mid Cap Stock
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PGI Asset Allocation
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International
                                   Growth and Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth

                                      F-16




  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 C. LIMITED      Minimum 0%     SA Columbia Technology
  EQUITY        Maximum 10%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we


                                      F-17



calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


                                      F-18



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other


                                      F-19



provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this living benefit will reduce the penalty free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this living benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.


What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME BUILDER AND
                            SUNAMERICA INCOME PLUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no


                                      F-20



death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "What are the effects of withdrawals on Polaris Income Builder?" and "What are the effects of withdrawals on SunAmerica Income Plus?" above.

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected POLARIS INCOME BUILDER, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

If you have elected SUNAMERICA INCOME PLUS, an Income Credit will be included in determining any Income Base increase in that Benefit Year if the RMD amount taken is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit which equals 5.5% of the Income Base if your contract was issued between February 11, 2013 and April 30, 2013, 5.25% of the Income Base if your contract was issued between June 25, 2012 and February 10, 2013, and 6% of the Income Base if your contract was issued prior to June 25, 2012.

What happens to my living benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the living benefit and its corresponding fee.

What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" AND "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


                                      F-21



Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.

What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS ABOVE); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or

      (iv)       An Excess Withdrawal that reduces the Contract Value to zero;
                 or


                                      F-22

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED

                           PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.
IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


             VARIABLE PORTFOLIOS               ALLOCATION A   ALLOCATION B   ALLOCATION C
 American Funds Global Growth                       2.0%           3.0%           4.0%
 American Funds Growth-Income                       0.0%           0.0%           1.0%
 Invesco V.I. Comstock Fund                         5.0%           5.0%           6.0%
 Invesco V.I. Growth and Income Fund                6.0%           7.0%           8.0%
 SA AB Growth                                       3.0%           4.0%           4.0%
 SA AB Small & Mid Cap Value                        1.0%           1.0%           1.0%
 SA DFA Ultra Short Bond                            2.0%           1.0%           0.0%
 SA Dogs of Wall Street                             3.0%           3.0%           3.0%
 SA Federated Corporate Bond                       10.0%           8.0%           7.0%
 SA Fidelity Institutional AM(R) Real Estate        0.0%           0.0%           0.0%
 SA Franklin Small Company Value                    0.0%           2.0%           2.0%
 SA Goldman Sachs Global Bond                       4.0%           4.0%           2.0%
 SA Janus Focused Growth                            0.0%           1.0%           1.0%
 SA JPMorgan Emerging Markets                       0.0%           1.0%           2.0%
 SA JPMorgan Equity-Income                          6.0%           7.0%           8.0%
 SA JPMorgan MFS Core Bond                         17.0%          13.0%          10.0%
 SA Legg Mason BW Large Cap Value                   4.0%           4.0%           4.0%
 SA MFS Blue Chip Growth                            2.0%           3.0%           4.0%
 SA MFS Massachusetts Investors Trust               6.0%           6.0%           7.0%
 SA Morgan Stanley International Equities           3.0%           3.0%           4.0%
 SA Oppenheimer Main Street Large Cap               3.0%           4.0%           4.0%
 SA PineBridge High-Yield Bond                      4.0%           3.0%           2.0%
 SA Templeton Foreign Value                         3.0%           3.0%           3.0%
 SA Wellington Capital Appreciation                 3.0%           3.0%           4.0%
 SA Wellington Government and Quality Bond          8.0%           8.0%           7.0%
 SA Wellington Real Return                          5.0%           3.0%           2.0%
                                       TOTAL        100%           100%           100%


                                      G-1



       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790.

THE PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER MAY 1, 2019. IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185790.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage.

                         POLARIS INCOME BUILDER DAILY

           NUMBER OF COVERED PERSONS AND AGE OF        POLARIS INCOME
           COVERED PERSON(S) AT FIRST WITHDRAWAL/(1)/  BUILDER DAILY
           -----------------------------------------   --------------
            One Covered Person (Age 45 - 59).......... 3.50% / 3.50%
            One Covered Person (Age 60 - 64).......... 4.00% / 4.00%
            One Covered Person (Age 65 - 71).......... 5.50% / 5.50%
            One Covered Person (Age 72 and Older)..... 5.75% / 5.75%
            Two Covered Persons (Age 45 - 59)......... 3.00% / 3.00%
            Two Covered Persons (Age 60 - 64)......... 3.50% / 3.50%
            Two Covered Persons (Age 65 - 71)......... 5.00% / 5.00%
            Two Covered Persons (Age 72 and Older).... 5.25% / 5.25%

(1) If there is one Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are two Covered Persons, the age at first withdrawal is based on the age of the younger of the two Covered Persons.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                           POLARIS PLATINUM O-Series

                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IMPORTANT INFORMATION ABOUT THE LIVING BENEFIT: If you elect the Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals or you take Excess Withdrawals that could result in your contract value and Income Base reducing to zero, then electing the Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero, will terminate the contract including its optional living benefit features.

If you elect the Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFIT for details. If you purchased your contract prior to May 1, 2019, please see Appendix F for applicable terms to your contract.


UNDERLYING FUNDS:                              MANAGED BY:
  American Funds Asset Allocation(1)           Capital Research and Management Company
  American Funds Bond                          Capital Research and Management Company
  American Funds Capital Income Builder        Capital Research and Management Company
  American Funds Global Bond                   Capital Research and Management Company
  American Funds Global Growth                 Capital Research and Management Company
  American Funds Global Small Capitalization   Capital Research and Management Company
  American Funds Growth                        Capital Research and Management Company
  American Funds Growth-Income                 Capital Research and Management Company
  American Funds International                 Capital Research and Management Company

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                              MANAGED BY:
  Franklin Allocation VIP Fund(2)                              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                     Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund                    Franklin Advisers, Inc.
  Franklin Rising Dividends VIP Fund                           Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                           Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund(1)            Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                         Invesco Advisers, Inc.
  Invesco V.I. American Value Fund                             Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                   Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                          Invesco Advisers, Inc.
  Lord Abbett Bond Debenture Portfolio                         Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                          Lord, Abbett & Co. LLC
  Lord Abbett Total Return Portfolio                           Lord, Abbett & Co. LLC
  SA Allocation Balanced Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio(1)                            SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(1)                   SunAmerica Asset Management, LLC
  SA AB Growth Portfolio(3)                                    AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                        AllianceBernstein L.P.
  SA Columbia Technology Portfolio                             Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio(1)                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                             SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                   SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio(1)                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio        FIAM LLC
  SA Fixed Income Index Portfolio(1)                           SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(1)              SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Mutual Advisers, LLC(4)
  SA Global Index Allocation 60/40 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio(1)                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio1,5           Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(1)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio(1)                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(6)                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(1)            QS Investors, LLC
  SA Mid Cap Index Portfolio                                   SunAmerica Asset Management, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(1)                             Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio1,7                         Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(1)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC
  SA Small Cap Index Portfolio                                 SunAmerica Asset Management, LLC

                                       2


UNDERLYING FUNDS:                                          MANAGED BY:
  SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(1)    T. Rowe Price Associates, Inc.
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio(1)   Wellington Management Company LLP
  SA Wellington Real Return Portfolio(1)                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(1)         Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated
  Templeton Global Bond VIP Fund                           Franklin Advisers, Inc.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOUR CONTRACT WAS ISSUED PRIOR
 TO SEPTEMBER 10, 2018:


UNDERLYING FUNDS:                           MANAGED BY:
  SA Invesco VCP Equity-Income Portfolio    Invesco Advisers, Inc.
  SA T. Rowe Price VCP Balanced Portfolio   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio       SunAmerica Asset Management, LLC and AllianceBernstein L.P.

1 These Underlying Funds are available investment options for the Polaris
  Income Builder Daily living benefit.

2 On May 1, 2019, Franklin Found Funds Allocation VIP Fund Portfolio changed its name to Franklin Allocation VIP Fund.

3 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.

4 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

5 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.

6 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

7 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  SEPTEMBER 10, 2018............................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses (as of January
     31, 2019)..................................................   8
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO
  SEPTEMBER 10, 2018............................................  10
   Contract Owner Transaction Expenses..........................  10
   Contract Owner Annual Expenses...............................  10
   Optional Feature Expenses....................................  10
   Total Annual Portfolio Operating Expenses (as of January
     31, 2019)..................................................  10
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  12
THE POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..............................................  13
PURCHASING A POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..............................................  13
   Allocation of Purchase Payments..............................  14
   Accumulation Units...........................................  15
   Free Look....................................................  16
   Exchange Offers..............................................  16
   Important Information for Military Servicemembers............  16
INVESTMENT OPTIONS..............................................  16
   Variable Portfolios..........................................  17
   Trusts.......................................................  18
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  18
      American Funds Insurance Series...........................  18
      Franklin Templeton Variable Insurance Products Trust......  18
      Goldman Sachs Variable Insurance Trust....................  18
      Lord Abbett Series Fund, Inc..............................  18
      Anchor Series Trust.......................................  18
      Seasons Series Trust......................................  18
      SunAmerica Series Trust...................................  18
   Substitution, Addition or Deletion of Variable Portfolios....  22
   Fixed Accounts...............................................  22
      Secure Value Account......................................  23
   Dollar Cost Averaging Fixed Accounts.........................  23
   Dollar Cost Averaging Program................................  23
   Automatic Asset Rebalancing Program..........................  24
   Transfers During the Accumulation Phase......................  24
   Short-Term Trading Policies..................................  25
   Transfers During the Income Phase............................  27
   Voting Rights................................................  27
ACCESS TO YOUR MONEY............................................  27
   Penalty-Free Withdrawal Amount...............................  27
   Systematic Withdrawal Program................................  29
   Nursing Home Waiver..........................................  29
OPTIONAL LIVING BENEFIT.........................................  30
   Polaris Income Builder Daily.................................  32
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO OPTIONAL LIVING BENEFIT.........................  36
DEATH BENEFITS..................................................  39
   Beneficiary Continuation Programs............................  40
   Death Benefit Options........................................  41
   Standard Death Benefit.......................................  41
   Optional Maximum Anniversary Value Death Benefit.............  42
   Spousal Continuation.........................................  42
EXPENSES........................................................  42
   Separate Account Charges.....................................  43
   Premium Based Charge.........................................  43
   Withdrawal Charges...........................................  44
   Underlying Fund Expenses.....................................  44
   Contract Maintenance Fee.....................................  45
   Transfer Fee.................................................  45
   Optional Living Benefit Fee..................................  45
   Optional Maximum Anniversary Value Death Benefit Fee.........  46
   Premium Tax..................................................  46
   Income Taxes.................................................  46
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  46
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  46
ANNUITY INCOME OPTIONS..........................................  47
   The Income Phase.............................................  47
   Annuity Income Options.......................................  48
   Fixed or Variable Annuity Income Payments....................  49
   Annuity Income Payments......................................  49
   Deferment of Payments........................................  49
TAXES...........................................................  49
   Annuity Contracts in General.................................  50
   Tax Treatment of Purchase Payments...........................  50
   Tax Treatment of Distributions...............................  50
   Required Minimum Distributions...............................  52
   Tax Treatment of Death Benefits..............................  53
   Tax Treatment of Optional Living Benefits....................  53
   Contracts Owned by a Trust or Corporation....................  53
   Withholding..................................................  53
   Gifts, Pledges and/or Assignments of a Contract..............  54
   Diversification and Investor Control.........................  54
   Our Taxes....................................................  55
OTHER INFORMATION...............................................  55
   The Distributor..............................................  55
   The Company..................................................  55
   The Separate Account.........................................  56
   The General Account..........................................  56
   Financial Statements.........................................  56
   Administration...............................................  57
   Legal Proceedings............................................  57
   Registration Statements......................................  58
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  58
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER
  DAILY FEE..................................................... C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2019.......................................... F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED
  PRIOR TO FEBRUARY 6, 2017..................................... G-1


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a penalty free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, PENALTY FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 10, 2018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT(6)
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME BUILDER DAILY

                        INITIAL FEE(7)   MAXIMUM FEE(7)
 One Covered Person         1.30%            2.50%
 Two Covered Persons        1.45%            2.50%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM(8)   MAXIMUM(9)
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.               0.47%        2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

                                       8

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                    YEARS SINCE PREMIUM RECEIPT
                                        ----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%       0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%       0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%       0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%       0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%       0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%      0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE
   POLARIS INCOME BUILDER DAILY FEE.

                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           FEE TABLE FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER
SUNAMERICA INCOME PLUS
(Polaris Income Builder is not available for election on or after September 10, 2018 and SunAmerica Income Plus is not available for election on or after May 1, 2013)


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



                                       10


FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                    YEARS SINCE PREMIUM RECEIPT
                                        ----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%       0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%       0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%       0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%       0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%       0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%      0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX F for a description of the living benefit you may have elected.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and the maximum annual fee rate of 2.50% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.03%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 year      3 years     5 years     10 years
-----------   ---------   ---------   ---------
  $1,052      $2,240      $3,292      $5,783


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $452     $1,740      $2,992      $5,783


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $816     $1,170      $1,442      $2,201


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $216     $670        $1,142      $2,201

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, a maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Builder Daily fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.
* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.93% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.


                                       12

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* The age requirements may vary depending on the number of Covered Persons you elect. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


                                       13



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                          MINIMUM
                              MINIMUM       MINIMUM      AUTOMATIC
                              INITIAL     SUBSEQUENT     SUBSEQUENT
                             PURCHASE      PURCHASE       PURCHASE
                              PAYMENT       PAYMENT       PAYMENT
        Qualified(1)        $10,000      $500           $100
      Non-Qualified(1)      $10,000      $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:


                                       14




AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments, if you have not elected the living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.

The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.


                                       15



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of the following values without deduction of fees and charges:

     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.

PLEASE SEE YOUR CONTRACT AND APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect the optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFIT SECTION. IF YOU PURCHASED YOUR CONTRACT PRIOR


                                       16



TO MAY 1, 2019 AND ELECTED A LIVING BENEFIT, PLEASE SEE APPENDIX F FOR APPLICABLE INVESTMENT REQUIREMENTS REGARDING YOUR INVESTMENT OPTIONS.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


                                       17



TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").

     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisors to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").

AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

            The following Volatility Control Funds are available for investment on contracts issued prior to September 10, 2018 only:


            SA VCP DYNAMIC ALLOCATION PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


                                       18



            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefit under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.


PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       19

ASSET ALLOCATION


UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 American Funds Asset Allocation                             Capital Research and Management Company      AFIS
 American Funds Capital Income Builder                       Capital Research and Management Company      AFIS
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 Invesco V.I. Equity and Income Fund                         Invesco Advisers, Inc.                       AVIF
 SA Allocation Balanced                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Growth                                        SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth                               SunAmerica Asset Management, LLC             SST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(2)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST

1 This Underlying Fund is a Fund-of-Funds.

2 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   -------
 American Funds Bond                                     Capital Research and Management Company                      AFIS
 American Funds Global Bond                              Capital Research and Management Company                      AFIS
 Franklin Strategic Income VIP Fund                      Franklin Advisers, Inc.                                      FTVIPT
 Lord Abbett Bond Debenture Portfolio                    Lord Abbett & Co. LLC                                        LASF
 Lord Abbett Total Return Portfolio                      Lord Abbett & Co. LLC                                        LASF
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST
 Templeton Global Bond VIP Fund                          Franklin Advisers, Inc.                                      FTVIPT

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK


UNDERLYING FUNDS                                MANAGED BY:                                 TRUST
---------------------------------------------   -----------------------------------------   -------
 American Funds Global Growth                   Capital Research and Management Company     AFIS
 American Funds Global Small Capitalization     Capital Research and Management Company     AFIS
 American Funds Growth-Income                   Capital Research and Management Company     AFIS
 American Funds Growth                          Capital Research and Management Company     AFIS
 American Funds International                   Capital Research and Management Company     AFIS
 Franklin Mutual Global Discovery VIP Fund      Franklin Advisers, Inc.                     FTVIPT
 Franklin Rising Dividends VIP Fund             Franklin Advisers, Inc.                     FTVIPT
 Invesco V.I. American Franchise Fund(3)        Invesco Advisers, Inc.                      AVIF
 Invesco V.I. American Value Fund               Invesco Advisers, Inc.                      AVIF

                                       20


UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. Comstock Fund(3)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Developing Growth Portfolio                   Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Growth and Income Portfolio                   Lord Abbett & Co. LLC                            LASF
 Lord Abbett Mid Cap Stock Portfolio                       Lord Abbett & Co. LLC                            LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(3)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                          SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                       SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA Mid Cap Index Portfolio                                SunAmerica Asset Management, LLC                 SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(3)         Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST

3 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


VOLATILITY CONTROL FUNDS (AVAILABLE ON CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018 ONLY)


UNDERLYING FUNDS                             MANAGED BY:                                                     TRUST
------------------------------------------   -------------------------------------------------------------   ------
 SA Invesco VCP Equity-Income Portfolio      Invesco Advisers, Inc.                                          SAST
 SA T. Rowe Price VCP Balanced Portfolio     T. Rowe Price Associates, Inc.                                  SAST
 SA VCP Dynamic Allocation Portfolio(4)      SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

4 A portion of this Underlying Fund is a Fund-of-Funds.

                                       21



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       22



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:

  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400

* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.


                                       23



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


                                       24




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


                                       25



Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To


                                       26



the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE

                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.


                                       27




YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect the living benefit and if you withdraw an amount that is under the 10% penalty-free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" UNDER OPTIONAL LIVING BENEFIT BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)


                                       28



     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals

Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.

Total Withdrawals

We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect the living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.


                                       29



     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT


The living benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the living benefit feature.

This optional living benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime retirement income. Polaris Income Builder Daily is designed to provide the contract owners(s) lifetime income with the flexibility to start income at any time. It allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-Up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You must invest in accordance with investment requirements outlined below.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the living benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elect the living benefit, you may not establish an automatic subsequent purchase payment plan.

Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefit offered in your contract.


GLOSSARY OF LIVING BENEFIT TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


                                       30



EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT THE LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
The Minimum Income Base is a guaranteed minimum amount of the Income Base determined on each contract Benefit Year Anniversary and up to the 10th Benefit Year Anniversary of the contract. An annual 5% Minimum Income Base Percentage will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income Base period of 10 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:


                                       MINIMUM INCOME BASE
    BENEFIT YEAR ANNIVERSARY               PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%

The Minimum Income Base is only available in the first 10 Benefit Years, provided no withdrawals are taken.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
The Step-up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFIT

The optional living benefit, POLARIS INCOME BUILDER DAILY(SM), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live or as long as you and your spouse lives. As long as you take these withdrawals within the parameters of the living benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional living benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The living benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your


                                       31



longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional living benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return. If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero will terminate the contract including its optional living benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the living benefit. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

PLEASE SEE POLARIS INCOME BUILDER DAILY BELOW for a more detailed description of the living benefit regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.


POLARIS INCOME BUILDER DAILY


How does Polaris Income Builder Daily work?

POLARIS INCOME BUILDER DAILY offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment and increased by subsequent Purchase Payments in the first Benefit Year. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. If you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown in the GLOSSARY OF LIVING BENEFIT TERMS above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. However, if you take a withdrawal during the Minimum Income Base Period of 10 years, the Minimum Income Base is no longer available. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME BUILDER DAILY?" BELOW.

THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.

Are there investment requirements if I elect the living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with the following:


                                       32




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.

What are the factors used to calculate Polaris Income Builder Daily?

The benefit offered by Polaris Income Builder Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES, which are values used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


                                       33



Then, on that day, the Income Base is stepped up to that value. The Step-Up Value is determined daily prior to your first withdrawal.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, if you do not take any withdrawals prior to 10th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to the first Benefit Year Anniversary. Further, if you take a withdrawal during the Minimum Income Base period of 10 years, you are no longer eligible for adjustments to your Income Base based on the percentages provided above in the GLOSSARY OF LIVING BENEFIT TERMS.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185790 OR 333-178843.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal.

PLEASE SEE APPENDIX D FOR DETAILED NUMERICAL EXAMPLES OF HOW YOUR LIVING BENEFIT IS CALCULATED.

How do increases to the Income Base work under Polaris Income Builder Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments received in the first Benefit Year, if any.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit year Anniversary by looking back to the highest Step-up Value since the last Excess Withdrawal.

What are the effects of withdrawals on Polaris Income Builder Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of any withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.


                                       34



Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" below.

     MINIMUM INCOME BASE: If you take a withdrawal during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Year Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Withdrawals taken under the living benefit are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder Daily?

The fee for Polaris Income Builder Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum


                                       35



annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FEE.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                     APPLICABLE TO OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect the living benefit?


You may elect the living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE


                                       36



SEE "What are the effects of withdrawals on Polaris Income Builder Daily?"
above.

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my living benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.

What happens to my living benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: If the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER DAILY WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME BUILDER DAILY?"

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my living benefit upon the Latest Annuity Date?

On the Latest Annuity Date if the contract value is greater than zero, You must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:

          a. elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or

          b. elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.


                                       37



An election under option 1 above converts Your contract value to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option
1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or

      (iv)       An Excess Withdrawal that reduces the Contract Value to zero;
                 or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or


                                       38



     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

                                       39



     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary;

     o The Beneficiary may transfer funds among the available Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner; and

     o Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.


                                       40



     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.


DEATH BENEFIT OPTIONS


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in


                                       41



              the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Premium Based Charge

     o     Withdrawal Charges

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Underlying Fund Expenses

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


                                       42



We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 0.95%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than                   2.00%           0.0714%
   $1,000,000
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.


                                       43



PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE PREMIUM BASED CHARGE.


WITHDRAWAL CHARGES

The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                  YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT          1        2       3        4       5      6        7     8+
 Less than
    $50,000           6%      5%      5%        4%  3%         2%      1%  0%
 $50,000 but
 less than
   $100,000         5.5%      5%      5%        4%  3%         2%      1%  0%
 $100,000 but
 less than
   $250,000         4.5%      4%      4%        3%  3%         2%      1%  0%
 $250,000 but
 less than
   $500,000         3.5%      3%      3%     2.25%  2%         2%      1%  0%
 $500,000 but
 less than
 $1,000,000           3%      2%      2%      1.5%  1%         1%      1%  0%
 $1,000,000 or
 more              2.25%    1.5%    1.5%        1%  1%      0.75%    0.5%  0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed


                                       44



or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Daily living benefit fee will be calculated as a percentage of the Income Base for all years in which the living benefit is in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL POLARIS INCOME BUILDER DAILY FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FEE.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to September 10, 2018. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.


                                       45



PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


                                       46



We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


                                       47



WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


                                       48



ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should


                                       49



always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or


                                       50



           the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


                                       51



Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific


                                       52



circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or


                                       53



IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent


                                       54



you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest,


                                       55



the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


                                       56



THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations,


                                       57

subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       58

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL
                                                                                     YEAR
                                                                  INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12
================================================================ ============== =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL         FISCAL           FISCAL            FISCAL
                                                                      YEAR           YEAR             YEAR              YEAR
                                                                      ENDED          ENDED           ENDED             ENDED
VARIABLE PORTFOLIOS                                                 12/31/13       12/31/14         12/31/15          12/31/16
================================================================ ============== ============== ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A            (a)$10.000
                                                                 (b)N/A         (b)N/A         (b)N/A            (b)$9.987
 Ending AUV..................................................... (a)N/A         (a)N/A         (a)$10.000        (a)$10.813
                                                                 (b)N/A         (b)N/A              (b)$9.987        (b)$10.773
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)154,121        (a)299,402
                                                                 (b)N/A         (b)N/A         (b)196,184        (b)514,199

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.840
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.824
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.840        (a)$10.021
                                                                 (b)N/A         (b)N/A              (b)$9.824         (b)$9.979
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)24,582         (a)201,161
                                                                 (b)N/A         (b)N/A         (b)30,428         (b)188,888

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.380
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.364
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.380         (a)$9.643
                                                                 (b)N/A         (b)N/A              (b)$9.364         (b)$9.603
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)84,673         (a)255,680
                                                                 (b)N/A         (b)N/A         (b)109,953        (b)462,052

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.537
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.522
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.537         (a)$9.676
                                                                 (b)N/A         (b)N/A              (b)$9.522         (b)$9.636
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)8,066          (a)34,431
                                                                 (b)N/A         (b)N/A         (b)6,098          (b)37,367

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.862
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.850
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.862         (a)$9.805
                                                                 (b)N/A         (b)N/A              (b)$9.850         (b)$9.769
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)126,664        (a)240,470
                                                                 (b)N/A         (b)N/A         (b)245,007        (b)439,889

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.230
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.215
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.230         (a)$9.312
                                                                 (b)N/A         (b)N/A              (b)$9.215         (b)$9.274
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)1,816          (a)15,798
                                                                 (b)N/A         (b)N/A         (b)15,853         (b)37,045

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.915
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.899
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.915        (a)$10.727
                                                                 (b)N/A         (b)N/A              (b)$9.899        (b)$10.683
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)182,391        (a)292,998
                                                                 (b)N/A         (b)N/A         (b)347,334        (b)713,139

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL
                                                                        YEAR              YEAR
                                                                       ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/17          12/31/18
================================================================ ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$10.813        (a)$12.248
                                                                 (b)$10.773        (b)$12.171
 Ending AUV..................................................... (a)$12.248        (a)$11.545
                                                                     (b)$12.171        (b)$11.444
 Ending Number of AUs........................................... (a)599,717        (a)2,033,927
                                                                 (b)747,639        (b)1,460,536

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................     (a)$10.021        (a)$10.253
                                                                      (b)$9.979        (b)$10.185
 Ending AUV.....................................................     (a)$10.253        (a)$10.066
                                                                     (b)$10.185         (b)$9.974
 Ending Number of AUs........................................... (a)398,703        (a)569,661
                                                                 (b)553,722        (b)706,466

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.643        (a)$10.760
                                                                      (b)$9.603        (b)$10.689
 Ending AUV.....................................................     (a)$10.760         (a)$9.885
                                                                     (b)$10.689         (b)$9.795
 Ending Number of AUs........................................... (a)473,355        (a)699,837
                                                                 (b)751,499        (b)985,092

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.676        (a)$10.220
                                                                      (b)$9.636        (b)$10.153
 Ending AUV.....................................................     (a)$10.220         (a)$9.960
                                                                     (b)$10.153         (b)$9.870
 Ending Number of AUs........................................... (a)66,092         (a)124,191
                                                                 (b)131,221        (b)230,704

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................      (a)$9.805        (a)$12.403
                                                                      (b)$9.769        (b)$12.326
 Ending AUV.....................................................     (a)$12.403        (a)$11.150
                                                                     (b)$12.326        (b)$11.053
 Ending Number of AUs........................................... (a)345,455        (a)477,840
                                                                 (b)586,891        (b)771,628

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.312        (a)$11.588
                                                                      (b)$9.274        (b)$11.512
 Ending AUV.....................................................     (a)$11.588        (a)$10.238
                                                                     (b)$11.512        (b)$10.144
 Ending Number of AUs........................................... (a)57,944         (a)164,836
                                                                 (b)118,540        (b)245,124

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................     (a)$10.727        (a)$13.523
                                                                     (b)$10.683        (b)$13.439
 Ending AUV.....................................................     (a)$13.523        (a)$13.327
                                                                     (b)$13.439        (b)$13.327
 Ending Number of AUs........................................... (a)488,856        (a)0
                                                                 (b)1,003,008      (b)781,275

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184    (a)$10.492    (a)$12.865
                                                                  (b)$10.159      (b)$9.094    (b)$10.364    (b)$12.675
 Ending AUV......................................................  (a)$9.184     (a)$10.492    (a)$12.865    (a)$13.106
                                                                   (b)$9.094     (b)$10.364    (b)$12.675    (b)$12.881
 Ending Number of AUs............................................ (a)24,669      (a)48,018     (a)109,037    (a)183,299
                                                                  (b)16,233      (b)44,018     (b)111,204    (b)296,946

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781    (a)$12.030    (a)$13.579
                                                                  (b)$11.330     (b)$10.702    (b)$11.912    (b)$13.411
 Ending AUV...................................................... (a)$10.781     (a)$12.030    (a)$13.579    (a)$14.071
                                                                  (b)$10.702     (b)$11.912    (b)$13.411    (b)$13.863
 Ending Number of AUs............................................ (a)90,666      (a)323,638    (a)479,766    (a)574,340
                                                                  (b)54,410      (b)203,548    (b)380,936    (b)666,009

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL         FISCAL           FISCAL           FISCAL
                                                                       YEAR           YEAR             YEAR             YEAR
                                                                      ENDED           ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/15       12/31/16         12/31/17         12/31/18
================================================================= ============= ================ ================ ================
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)$9.822       (a)$10.825       (a)$12.802
                                                                  (b)N/A         (b)$9.587       (b)$10.540       (b)$12.722
 Ending AUV......................................................  (a)$9.822    (a)$10.825       (a)$12.802       (a)$12.422
                                                                   (b)$9.587    (b)$10.540       (b)$12.722       (b)$12.311
 Ending Number of AUs............................................ (a)410,118    (a)758,910       (a)1,100,929     (a)1,380,086
                                                                  (b)547,999    (b)1,117,288     (b)1,635,571     (b)2,101,265

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.692        (a)$8.887       (a)$11.611
                                                                  (b)N/A         (b)$8.678        (b)$8.850       (b)$11.534
 Ending AUV......................................................  (a)$8.692     (a)$8.887       (a)$11.611        (a)$9.958
                                                                   (b)$8.678     (b)$8.850       (b)$11.534        (b)$9.868
 Ending Number of AUs............................................ (a)7,189      (a)37,274        (a)111,697       (a)221,697
                                                                  (b)22,643     (b)102,015       (b)226,934       (b)487,586

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS
  ALLOCATION VIP FUND) - FTVIPT Class 2
Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.106    (a)$12.175       (a)$13.650       (a)$15.141
                                                                  (b)$12.881    (b)$11.936       (b)$13.349       (b)$14.770
 Ending AUV...................................................... (a)$12.175    (a)$13.650       (a)$15.141       (a)$13.550
                                                                  (b)$11.936    (b)$13.349       (b)$14.770       (b)$13.185
 Ending Number of AUs............................................ (a)371,406    (a)386,113       (a)373,859       (a)365,209
                                                                  (b)425,781    (b)422,961       (b)425,749       (b)455,544

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.071    (a)$12.955       (a)$14.632       (a)$15.896
                                                                  (b)$13.863    (b)$12.731       (b)$14.344       (b)$15.544
 Ending AUV...................................................... (a)$12.955    (a)$14.632       (a)$15.896       (a)$15.068
                                                                  (b)$12.731    (b)$14.344       (b)$15.544       (b)$14.697
 Ending Number of AUs............................................ (a)645,293    (a)635,461       (a)660,638       (a)647,863
                                                                  (b)861,516    (b)872,481       (b)986,898       (b)1,011,137

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.985        (a)$9.984       (a)$10.741
                                                                  (b)N/A         (b)$8.971        (b)$9.943       (b)$10.670
 Ending AUV......................................................  (a)$8.985     (a)$9.984       (a)$10.741        (a)$9.445
                                                                   (b)$8.971     (b)$9.943       (b)$10.670        (b)$9.359
 Ending Number of AUs............................................ (a)26,838     (a)81,098        (a)128,739       (a)210,221
                                                                  (b)41,595     (b)154,174       (b)309,066       (b)486,464

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.467       (a)$10.883       (a)$12.996
                                                                  (b)N/A         (b)$9.452       (b)$10.838       (b)$12.910
 Ending AUV......................................................  (a)$9.467    (a)$10.883       (a)$12.996       (a)$12.219
                                                                   (b)$9.452    (b)$10.838       (b)$12.910       (b)$12.108
 Ending Number of AUs............................................ (a)27,324     (a)89,360        (a)200,827       (a)323,155
                                                                  (b)58,415     (b)210,230       (b)395,021       (b)542,700

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.374       (a)$10.023       (a)$10.381
                                                                  (b)N/A         (b)$9.359        (b)$9.982       (b)$10.313
 Ending AUV......................................................  (a)$9.374    (a)$10.023       (a)$10.381       (a)$10.063
                                                                   (b)$9.359     (b)$9.982       (b)$10.313        (b)$9.971
 Ending Number of AUs............................................ (a)5,651      (a)26,774        (a)56,668        (a)85,192
                                                                  (b)8,527      (b)34,076        (b)77,920        (b)106,531

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service
  Class
Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A            (a)$9.940        (a)$9.896
                                                                  (b)N/A        (b)N/A            (b)$9.924        (b)$9.855
 Ending AUV...................................................... (a)N/A         (a)$9.940        (a)$9.896        (a)$9.947
                                                                  (b)N/A         (b)$9.924        (b)$9.855        (b)$9.881
 Ending Number of AUs............................................ (a)N/A        (a)140,397       (a)254,642       (a)329,771
                                                                  (b)N/A        (b)39,427        (b)81,109        (b)121,985

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL           FISCAL           FISCAL
                                                                                  YEAR             YEAR             YEAR
                                                              INCEPTION TO        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/11        12/31/12         12/31/13         12/31/14
============================================================ ============== ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$12.278     (a)$10.563       (a)$11.864       (a)$16.430
                                                             (b)$12.033     (b)$10.337       (b)$11.581       (b)$15.998
 Ending AUV................................................. (a)$10.563     (a)$11.864       (a)$16.430       (a)$17.604
                                                             (b)$10.337     (b)$11.581       (b)$15.998       (b)$17.099
 Ending Number of AUs....................................... (a)3,172       (a)14,257        (a)22,931        (a)26,449
                                                             (b)2,616       (b)7,962         (b)18,215        (b)34,518

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$14.357     (a)$12.778       (a)$15.052       (a)$20.227
                                                             (b)$14.024     (b)$12.460       (b)$14.641       (b)$19.626
 Ending AUV................................................. (a)$12.778     (a)$15.052       (a)$20.227       (a)$21.859
                                                             (b)$12.460     (b)$14.641       (b)$19.626       (b)$21.156
 Ending Number of AUs....................................... (a)422,878     (a)1,265,557     (a)1,951,980     (a)2,377,411
                                                             (b)166,297     (b)465,809       (b)826,537       (b)1,377,449

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$16.204     (a)$14.484       (a)$16.406       (a)$21.740
                                                             (b)$15.799     (b)$14.102       (b)$15.933       (b)$21.060
 Ending AUV................................................. (a)$14.484     (a)$16.406       (a)$21.740       (a)$23.680
                                                             (b)$14.102     (b)$15.933       (b)$21.060       (b)$22.882
 Ending Number of AUs....................................... (a)487,187     (a)1,470,919     (a)2,124,740     (a)2,477,811
                                                             (b)196,752     (b)544,102       (b)886,374       (b)1,351,814

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.438     (a)$11.716       (a)$13.008       (a)$17.512
                                                             (b)$13.140     (b)$11.440       (b)$12.670       (b)$17.014
 Ending AUV................................................. (a)$11.716     (a)$13.008       (a)$17.512       (a)$18.673
                                                             (b)$11.440     (b)$12.670       (b)$17.014       (b)$18.098
 Ending Number of AUs....................................... (a)61,706      (a)162,555       (a)240,289       (a)271,231
                                                             (b)20,038      (b)70,267        (b)122,398       (b)167,629

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/15         12/31/16         12/31/17         12/31/18
============================================================ ================ ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$17.604       (a)$18.266       (a)$18.459       (a)$23.226
                                                             (b)$17.099       (b)$17.697       (b)$17.840       (b)$22.392
 Ending AUV................................................. (a)$18.266       (a)$18.459       (a)$23.226       (a)$22.111
                                                             (b)$17.697       (b)$17.840       (b)$22.392       (b)$21.262
 Ending Number of AUs....................................... (a)34,624        (a)38,078        (a)38,393        (a)40,917
                                                             (b)40,700        (b)45,207        (b)55,280        (b)76,017

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.640        (a)$9.861       (a)$10.714
                                                             (b)N/A            (b)$8.626        (b)$9.820       (b)$10.643
 Ending AUV.................................................  (a)$8.640        (a)$9.861       (a)$10.714        (a)$9.246
                                                              (b)$8.626        (b)$9.820       (b)$10.643        (b)$9.162
 Ending Number of AUs....................................... (a)3,412         (a)17,712        (a)33,589        (a)53,973
                                                             (b)13,680        (b)61,781        (b)97,771        (b)154,824

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$21.859       (a)$20.311       (a)$23.537       (a)$27.412
                                                             (b)$21.156       (b)$19.609       (b)$22.667       (b)$26.334
 Ending AUV................................................. (a)$20.311       (a)$23.537       (a)$27.412       (a)$23.794
                                                             (b)$19.609       (b)$22.667       (b)$26.334       (b)$22.800
 Ending Number of AUs....................................... (a)2,553,545     (a)2,259,230     (a)2,128,700     (a)2,096,136
                                                             (b)1,717,111     (b)1,638,627     (b)1,586,358     (b)1,664,850

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.464       (a)$10.739       (a)$11.833
                                                             (b)N/A            (b)$9.479       (b)$10.783       (b)$11.755
 Ending AUV.................................................  (a)$9.464       (a)$10.739       (a)$11.833       (a)$10.580
                                                              (b)$9.479       (b)$10.783       (b)$11.755       (b)$10.484
 Ending Number of AUs....................................... (a)42,994        (a)129,947       (a)190,958       (a)331,837
                                                             (b)31,893        (b)85,847        (b)278,811       (b)433,226

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$23.680       (a)$22.679       (a)$26.830       (a)$30.307
                                                             (b)$22.882       (b)$21.860       (b)$25.797       (b)$29.068
 Ending AUV................................................. (a)$22.679       (a)$26.830       (a)$30.307       (a)$25.939
                                                             (b)$21.860       (b)$25.797       (b)$29.068       (b)$24.816
 Ending Number of AUs....................................... (a)2,568,742     (a)2,246,492     (a)2,188,932     (a)2,166,918
                                                             (b)1,624,831     (b)1,538,148     (b)1,513,706     (b)1,549,068

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.413       (a)$10.456       (a)$11.311
                                                             (b)N/A            (b)$9.398       (b)$10.413       (b)$11.237
 Ending AUV.................................................  (a)$9.413       (a)$10.456       (a)$11.311       (a)$10.754
                                                              (b)$9.398       (b)$10.413       (b)$11.237       (b)$10.656
 Ending Number of AUs....................................... (a)13,898        (a)51,050        (a)171,542       (a)330,878
                                                             (b)15,069        (b)96,583        (b)296,729       (b)490,393

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.645        (a)$8.340       (a)$10.734
                                                             (b)N/A            (b)$8.631        (b)$8.306       (b)$10.663
 Ending AUV.................................................  (a)$8.645        (a)$8.340       (a)$10.734       (a)$11.151
                                                              (b)$8.631        (b)$8.306       (b)$10.663       (b)$11.049
 Ending Number of AUs....................................... (a)1,732         (a)3,397         (a)4,303         (a)28,839
                                                             (b)1,294         (b)13,376        (b)25,845        (b)46,034

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$18.673       (a)$17.967       (a)$20.844       (a)$23.410
                                                             (b)$18.098       (b)$17.370       (b)$20.101       (b)$22.519
 Ending AUV................................................. (a)$17.967       (a)$20.844       (a)$23.410       (a)$21.299
                                                             (b)$17.370       (b)$20.101       (b)$22.519       (b)$20.437
 Ending Number of AUs....................................... (a)283,867       (a)250,496       (a)249,137       (a)246,052
                                                             (b)191,805       (b)183,010       (b)183,911       (b)195,755

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                                 (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV..................................................... (a)$13.869     (a)$15.735    (a)$20.314
                                                                 (b)$13.544     (b)$15.329    (b)$19.740
 Ending Number of AUs........................................... (a)24,441      (a)39,093     (a)56,450
                                                                 (b)8,043       (b)21,620     (b)43,237

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973     (a)$9.186
                                                                  (b)$8.643      (b)$7.761     (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186    (a)$12.475
                                                                  (b)$7.761      (b)$8.919    (b)$12.084
 Ending Number of AUs........................................... (a)1,215       (a)2,979      (a)7,169
                                                                 (b)753         (b)12,322     (b)34,820

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739    (a)$12.584
                                                                 (b)$12.582     (b)$10.587    (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584    (a)$17.135
                                                                 (b)$10.587     (b)$12.375    (b)$16.808
 Ending Number of AUs........................................... (a)177,599     (a)460,187    (a)590,065
                                                                 (b)66,272      (b)200,196    (b)270,846

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264     (a)$2.411
                                                                  (b)$2.441      (b)$2.185     (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411     (a)$2.999
                                                                  (b)$2.185      (b)$2.321     (b)$2.881
 Ending Number of AUs........................................... (a)15,580      (a)24,726     (a)29,165
                                                                 (b)476         (b)26,486     (b)52,887

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462    (a)$11.298
                                                                 (b)$11.229     (b)$11.109    (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298    (a)$11.134
                                                                 (b)$11.109     (b)$10.923    (b)$10.738
 Ending Number of AUs........................................... (a)86,712      (a)18,429     (a)99,066
                                                                 (b)6,946       (b)10,863     (b)95,447

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665    (a)$18.742
                                                                 (b)$15.829     (b)$16.210    (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742    (a)$25.300
                                                                 (b)$16.210     (b)$18.185    (b)$24.487
 Ending Number of AUs........................................... (a)2,212       (a)107,479    (a)365,685
                                                                 (b)720         (b)29,440     (b)157,518

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.314    (a)$22.441    (a)$21.386    (a)$24.658
                                                                 (b)$19.740    (b)$21.753    (b)$20.678    (b)$23.782
 Ending AUV..................................................... (a)$22.441    (a)$21.386    (a)$24.658    (a)$26.095
                                                                 (b)$21.753    (b)$20.678    (b)$23.782    (b)$25.105
 Ending Number of AUs........................................... (a)70,488     (a)78,675     (a)75,552     (a)86,760
                                                                 (b)82,046     (b)104,648    (b)120,693    (b)165,117

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)$9.774    (a)$10.094
                                                                 (b)N/A        (b)N/A         (b)$9.758    (b)$10.053
 Ending AUV..................................................... (a)N/A         (a)$9.774    (a)$10.094    (a)$10.385
                                                                 (b)N/A         (b)$9.758    (b)$10.053    (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)11,026     (a)76,458     (a)203,252
                                                                 (b)N/A        (b)15,390     (b)80,370     (b)262,115

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.475    (a)$14.072    (a)$15.470    (a)$15.716
                                                                 (b)$12.084    (b)$13.597    (b)$14.910    (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470    (a)$15.716    (a)$20.498
                                                                 (b)$13.597    (b)$14.910    (b)$15.109    (b)$19.658
 Ending Number of AUs........................................... (a)11,322     (a)30,905     (a)24,839     (a)46,624
                                                                 (b)84,319     (b)88,805     (b)97,559     (b)104,432

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477    (a)$17.191    (a)$21.225
                                                                 (b)$16.808    (b)$18.079    (b)$16.779    (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191    (a)$21.225    (a)$23.716
                                                                 (b)$18.079    (b)$16.779    (b)$20.665    (b)$23.033
 Ending Number of AUs........................................... (a)670,511    (a)728,165    (a)641,072    (a)633,444
                                                                 (b)406,620    (b)535,490    (b)491,582    (b)515,053

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.999     (a)$3.699     (a)$4.024     (a)$4.645
                                                                  (b)$2.881     (b)$3.545     (b)$3.846     (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024     (a)$4.645     (a)$6.205
                                                                  (b)$3.545     (b)$3.846     (b)$4.645     (b)$5.901
 Ending Number of AUs........................................... (a)50,669     (a)65,489     (a)69,178     (a)96,111
                                                                 (b)115,926    (b)156,305    (b)189,635    (b)254,889

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971    (a)$10.817    (a)$10.678
                                                                 (b)$10.738    (b)$10.554    (b)$10.380    (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817    (a)$10.678    (a)$10.626
                                                                 (b)$10.554    (b)$10.380    (b)$10.221    (b)$10.146
 Ending Number of AUs........................................... (a)117,180    (a)158,414    (a)209,497    (a)294,016
                                                                 (b)128,606    (b)160,116    (b)175,934    (b)203,413

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687    (a)$27.922    (a)$32.536
                                                                 (b)$24.487    (b)$26.730    (b)$26.890    (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922    (a)$32.536    (a)$38.199
                                                                 (b)$26.730    (b)$26.890    (b)$31.256    (b)$36.604
 Ending Number of AUs........................................... (a)515,749    (a)535,438    (a)489,825    (a)470,000
                                                                 (b)316,079    (b)394,880    (b)391,637    (b)395,402

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.095
                                                                 (b)$25.105
 Ending AUV..................................................... (a)$21.960
                                                                 (b)$21.074
 Ending Number of AUs........................................... (a)108,721
                                                                 (b)200,762

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)301,753
                                                                 (b)403,938

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)254,216
                                                                 (b)562,790

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)644,488
                                                                 (b)561,543

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)103,893
                                                                 (b)289,272

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)337,732
                                                                 (b)236,714

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)427,513
                                                                 (b)368,743

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)3,570
                                                                 (b)2,354

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                   INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12
================================================================= ============== =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.639     (a)$20.981
                                                                  (b)$20.110     (b)$20.411
 Ending AUV...................................................... (a)$20.981     (a)$23.097
                                                                  (b)$20.411     (b)$22.413
 Ending Number of AUs............................................ (a)209,299     (a)723,026
                                                                  (b)76,302      (b)269,050

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272
                                                                  (b)$29.758     (b)$28.498
 Ending AUV...................................................... (a)$29.272     (a)$33.907
                                                                  (b)$28.498     (b)$32.929
 Ending Number of AUs............................................ (a)34,676      (a)109,524
                                                                  (b)12,111      (b)45,604

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644
                                                                  (b)$10.628      (b)$9.508
 Ending AUV......................................................  (a)$9.644     (a)$11.231
                                                                   (b)$9.508     (b)$11.046
 Ending Number of AUs............................................ (a)223,090     (a)588,617
                                                                  (b)83,489      (b)217,286

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.097       (a)$23.142       (a)$24.193
                                                                  (b)$22.413       (b)$22.401       (b)$23.360
 Ending AUV...................................................... (a)$23.142       (a)$24.193       (a)$23.612
                                                                  (b)$22.401       (b)$23.360       (b)$22.742
 Ending Number of AUs............................................ (a)1,643,661     (a)2,097,613     (a)2,176,349
                                                                  (b)642,161       (b)1,043,917     (b)1,291,447

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$33.907       (a)$32.804       (a)$42.063
                                                                  (b)$32.929       (b)$31.778       (b)$40.646
 Ending AUV...................................................... (a)$32.804       (a)$42.063       (a)$42.320
                                                                  (b)$31.778       (b)$40.646       (b)$40.792
 Ending Number of AUs............................................ (a)181,994       (a)150,791       (a)140,071
                                                                  (b)82,475        (b)78,828        (b)79,882

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.231       (a)$15.023       (a)$14.847
                                                                  (b)$11.046       (b)$14.739       (b)$14.529
 Ending AUV...................................................... (a)$15.023       (a)$14.847       (a)$13.577
                                                                  (b)$14.739       (b)$14.529       (b)$13.253
 Ending Number of AUs............................................ (a)644,564       (a)752,283       (a)816,515
                                                                  (b)260,982       (b)402,830       (b)523,723

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.612       (a)$25.373       (a)$26.735
                                                                  (b)$22.742       (b)$24.377       (b)$25.621
 Ending AUV...................................................... (a)$25.373       (a)$26.735       (a)$25.669
                                                                  (b)$24.377       (b)$25.621       (b)$24.539
 Ending Number of AUs............................................ (a)2,136,225     (a)2,280,490     (a)2,107,677
                                                                  (b)1,333,545     (b)1,412,951     (b)1,347,316

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$42.320       (a)$45.424       (a)$47.301
                                                                  (b)$40.792       (b)$43.675       (b)$45.366
 Ending AUV...................................................... (a)$45.424       (a)$47.301       (a)$43.691
                                                                  (b)$43.675       (b)$45.366       (b)$41.799
 Ending Number of AUs............................................ (a)133,613       (a)136,072       (a)125,962
                                                                  (b)80,062        (b)83,745        (b)82,057

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.106
                                                                  (b)N/A           (b)N/A           (b)$10.089
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,065
                                                                  (b)N/A           (b)N/A           (b)16,590

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.139
                                                                  (b)N/A           (b)N/A           (b)$10.122
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)7,140

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.577       (a)$17.558       (a)$19.052
                                                                  (b)$13.253       (b)$17.097       (b)$18.506
 Ending AUV...................................................... (a)$17.558       (a)$19.052       (a)$16.417
                                                                  (b)$17.097       (b)$18.506       (b)$15.906
 Ending Number of AUs............................................ (a)674,006       (a)674,906       (a)676,466
                                                                  (b)470,920       (b)504,240       (b)539,278

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.359
                                                                  (b)N/A           (b)N/A            (b)$9.344
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)28,567
                                                                  (b)N/A           (b)N/A           (b)28,642

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.172
                                                                  (b)N/A           (b)N/A            (b)$9.157
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)79,130
                                                                  (b)N/A           (b)N/A           (b)39,965

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.970
                                                                  (b)N/A           (b)N/A            (b)$8.955
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)111,187
                                                                  (b)N/A           (b)N/A           (b)8,111

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476    (a)$17.609
                                                                  (b)$17.353     (b)$17.517    (b)$17.936    (b)$17.052
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609    (a)$17.340
                                                                  (b)$17.517     (b)$17.936    (b)$17.052    (b)$16.749
 Ending Number of AUs............................................ (a)54,780      (a)212,230    (a)616,331    (a)922,393
                                                                  (b)29,682      (b)101,468    (b)283,116    (b)560,765

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992     (a)$6.960     (a)$9.477
                                                                   (b)$7.243      (b)$6.175     (b)$7.155     (b)$9.718
 Ending AUV......................................................  (a)$5.992      (a)$6.960     (a)$9.477     (a)$9.713
                                                                   (b)$6.175      (b)$7.155     (b)$9.718     (b)$9.935
 Ending Number of AUs............................................ (a)184,748     (a)588,293    (a)728,766    (a)750,412
                                                                  (b)57,026      (b)205,912    (b)306,047    (b)357,455

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.340       (a)$16.641       (a)$16.658
                                                                  (b)$16.749       (b)$16.034       (b)$16.011
 Ending AUV...................................................... (a)$16.641       (a)$16.658       (a)$17.581
                                                                  (b)$16.034       (b)$16.011       (b)$16.856
 Ending Number of AUs............................................ (a)1,016,965     (a)1,080,180     (a)1,171,871
                                                                  (b)740,456       (b)803,356       (b)839,351

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.713        (a)$9.534        (a)$9.790
                                                                   (b)$9.935        (b)$9.727        (b)$9.963
 Ending AUV......................................................  (a)$9.534        (a)$9.790       (a)$12.077
                                                                   (b)$9.727        (b)$9.963       (b)$12.260
 Ending Number of AUs............................................ (a)725,710       (a)714,206       (a)640,602
                                                                  (b)374,920       (b)368,685       (b)349,801

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.845       (a)$11.466       (a)$12.477
                                                                  (b)$11.795       (b)$11.390       (b)$12.363
 Ending AUV...................................................... (a)$11.466       (a)$12.477       (a)$13.594
                                                                  (b)$11.390       (b)$12.363       (b)$13.436
 Ending Number of AUs............................................ (a)0             (a)3,077,085     (a)7,321,627
                                                                  (b)0             (b)220,800       (b)465,032

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)1,086,821
                                                                  (b)795,075

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.169
                                                                   (b)$9.153
 Ending Number of AUs............................................ (a)2,088
                                                                  (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.544
                                                                   (b)$9.528
 Ending Number of AUs............................................ (a)103,710
                                                                  (b)45,292

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.328
                                                                   (b)$9.312
 Ending Number of AUs............................................ (a)189,094
                                                                  (b)10,401

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.208
                                                                   (b)$9.192
 Ending Number of AUs............................................ (a)235,329
                                                                  (b)13,748

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.484
                                                                   (b)$8.470
 Ending Number of AUs............................................ (a)0
                                                                  (b)4,658

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.077
                                                                  (b)$12.260
 Ending AUV...................................................... (a)$11.362
                                                                  (b)$11.506
 Ending Number of AUs............................................ (a)590,311
                                                                  (b)345,875

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.594
                                                                  (b)$13.436
 Ending AUV...................................................... (a)$12.095
                                                                  (b)$11.925
 Ending Number of AUs............................................ (a)8,049,172
                                                                  (b)481,514

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                  INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11        12/31/12
================================================================ ============== ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.965      (a)$9.987
                                                                 (b)$10.829      (b)$9.851
 Ending AUV.....................................................  (a)$9.987     (a)$10.979
                                                                  (b)$9.851     (b)$10.801
 Ending Number of AUs........................................... (a)32,760      (a)118,980
                                                                 (b)10,869      (b)51,805

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211
                                                                 (b)$10.329      (b)$9.877
 Ending AUV..................................................... (a)$10.211     (a)$11.414
                                                                  (b)$9.877     (b)$11.013
 Ending Number of AUs........................................... (a)45,572      (a)156,951
                                                                 (b)22,478      (b)85,495

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511
                                                                 (b)$30.036     (b)$20.985
 Ending AUV..................................................... (a)$21.511     (a)$25.240
                                                                 (b)$20.985     (b)$24.562
 Ending Number of AUs........................................... (a)14,205      (a)44,043
                                                                 (b)4,925       (b)20,914

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621
                                                                  (b)$9.550      (b)$9.319
 Ending AUV.....................................................  (a)$9.621     (a)$10.813
                                                                  (b)$9.319     (b)$10.447
 Ending Number of AUs........................................... (a)122,533     (a)527,638
                                                                 (b)48,299      (b)233,062

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628
                                                                 (b)$10.397      (b)$8.427
 Ending AUV.....................................................  (a)$8.628      (a)$9.964
                                                                  (b)$8.427      (b)$9.708
 Ending Number of AUs........................................... (a)4,043       (a)21,471
                                                                 (b)339         (b)4,336

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529
                                                                 (b)$18.374     (b)$19.022
 Ending AUV..................................................... (a)$19.529     (a)$20.700
                                                                 (b)$19.022     (b)$20.112
 Ending Number of AUs........................................... (a)651,411     (a)2,046,081
                                                                 (b)255,924     (b)764,908

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342
                                                                 (b)$10.745      (b)$9.092
 Ending AUV.....................................................  (a)$9.342     (a)$10.712
                                                                  (b)$9.092     (b)$10.399
 Ending Number of AUs........................................... (a)296,738     (a)893,032
                                                                 (b)117,515     (b)321,811

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/13         12/31/14         12/31/15
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.979       (a)$14.612       (a)$16.060
                                                                 (b)$10.801       (b)$14.341       (b)$15.722
 Ending AUV..................................................... (a)$14.612       (a)$16.060       (a)$15.911
                                                                 (b)$14.341       (b)$15.722       (b)$15.537
 Ending Number of AUs........................................... (a)445,538       (a)635,727       (a)662,485
                                                                 (b)198,078       (b)401,794       (b)501,030

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.414       (a)$13.475       (a)$14.838
                                                                 (b)$11.013       (b)$12.970       (b)$14.246
 Ending AUV..................................................... (a)$13.475       (a)$14.838       (a)$14.665
                                                                 (b)$12.970       (b)$14.246       (b)$14.045
 Ending Number of AUs........................................... (a)211,880       (a)316,139       (a)372,500
                                                                 (b)171,915       (b)281,148       (b)474,563

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.240       (a)$24.095       (a)$22.406
                                                                 (b)$24.562       (b)$23.389       (b)$21.695
 Ending AUV..................................................... (a)$24.095       (a)$22.406       (a)$18.978
                                                                 (b)$23.389       (b)$21.695       (b)$18.330
 Ending Number of AUs........................................... (a)154,230       (a)241,521       (a)298,871
                                                                 (b)81,004        (b)186,008       (b)269,669

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.813       (a)$14.078       (a)$15.872
                                                                 (b)$10.447       (b)$13.567       (b)$15.258
 Ending AUV..................................................... (a)$14.078       (a)$15.872       (a)$15.341
                                                                 (b)$13.567       (b)$15.258       (b)$14.711
 Ending Number of AUs........................................... (a)1,499,138     (a)2,006,971     (a)2,131,236
                                                                 (b)687,368       (b)1,275,785     (b)1,642,236

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.964       (a)$12.426       (a)$12.792
                                                                  (b)$9.708       (b)$12.076       (b)$12.401
 Ending AUV..................................................... (a)$12.426       (a)$12.792       (a)$12.484
                                                                 (b)$12.076       (b)$12.401       (b)$12.073
 Ending Number of AUs........................................... (a)46,645        (a)84,204        (a)101,291
                                                                 (b)34,239        (b)86,713        (b)127,560

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.700       (a)$19.719       (a)$20.421
                                                                 (b)$20.112       (b)$19.112       (b)$19.743
 Ending AUV..................................................... (a)$19.719       (a)$20.421       (a)$20.154
                                                                 (b)$19.112       (b)$19.743       (b)$19.436
 Ending Number of AUs........................................... (a)3,652,218     (a)4,368,175     (a)4,419,989
                                                                 (b)1,418,803     (b)2,120,546     (b)2,489,589

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.712       (a)$15.075       (a)$16.573
                                                                 (b)$10.399       (b)$14.598       (b)$16.009
 Ending AUV..................................................... (a)$15.075       (a)$16.573       (a)$16.864
                                                                 (b)$14.598       (b)$16.009       (b)$16.249
 Ending Number of AUs........................................... (a)876,519       (a)832,001       (a)784,378
                                                                 (b)371,588       (b)423,543       (b)446,551

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/16         12/31/17         12/31/18
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.911       (a)$15.494       (a)$19.926
                                                                 (b)$15.537       (b)$15.092       (b)$19.361
 Ending AUV..................................................... (a)$15.494       (a)$19.926       (a)$19.943
                                                                 (b)$15.092       (b)$19.361       (b)$19.328
 Ending Number of AUs........................................... (a)687,559       (a)596,463       (a)523,603
                                                                 (b)540,364       (b)482,343       (b)443,952

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.665       (a)$15.529       (a)$17.578
                                                                 (b)$14.045       (b)$14.835       (b)$16.751
 Ending AUV..................................................... (a)$15.529       (a)$17.578       (a)$16.024
                                                                 (b)$14.835       (b)$16.751       (b)$15.232
 Ending Number of AUs........................................... (a)388,729       (a)410,314       (a)462,565
                                                                 (b)579,315       (b)640,597       (b)683,741

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.978       (a)$20.759       (a)$29.185
                                                                 (b)$18.330       (b)$20.000       (b)$28.048
 Ending AUV..................................................... (a)$20.759       (a)$29.185       (a)$23.250
                                                                 (b)$20.000       (b)$28.048       (b)$22.288
 Ending Number of AUs........................................... (a)288,183       (a)240,855       (a)271,496
                                                                 (b)281,056       (b)261,345       (b)306,350

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.341       (a)$17.516       (a)$20.473
                                                                 (b)$14.711       (b)$16.755       (b)$19.534
 Ending AUV..................................................... (a)$17.516       (a)$20.473       (a)$19.328
                                                                 (b)$16.755       (b)$19.534       (b)$18.395
 Ending Number of AUs........................................... (a)1,967,339     (a)1,841,575     (a)1,745,010
                                                                 (b)1,598,967     (b)1,564,731     (b)1,554,708

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.484       (a)$13.034       (a)$16.014
                                                                 (b)$12.073       (b)$12.573       (b)$15.409
 Ending AUV..................................................... (a)$13.034       (a)$16.014       (a)$14.069
                                                                 (b)$12.573       (b)$15.409       (b)$13.503
 Ending Number of AUs........................................... (a)104,975       (a)104,932       (a)115,621
                                                                 (b)128,884       (b)131,878       (b)151,371

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.154       (a)$20.585       (a)$21.144
                                                                 (b)$19.436       (b)$19.802       (b)$20.289
 Ending AUV..................................................... (a)$20.585       (a)$21.144       (a)$20.796
                                                                 (b)$19.802       (b)$20.289       (b)$19.905
 Ending Number of AUs........................................... (a)4,516,638     (a)4,972,445     (a)4,498,870
                                                                 (b)2,620,212     (b)2,808,549     (b)2,700,731

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.864       (a)$16.697       (a)$21.390
                                                                 (b)$16.249       (b)$16.048       (b)$20.508
 Ending AUV..................................................... (a)$16.697       (a)$21.390       (a)$20.102
                                                                 (b)$16.048       (b)$20.508       (b)$19.224
 Ending Number of AUs........................................... (a)790,657       (a)703,517       (a)693,238
                                                                 (b)480,549       (b)490,688       (b)569,522

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A            (a)$9.604
                                                                 (b)N/A           (b)N/A            (b)$9.588
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)708
                                                                 (b)N/A           (b)N/A           (b)1,529

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819
                                                                  (b)$15.218     (b)$13.442
 Ending AUV...................................................... (a)$13.819     (a)$15.390
                                                                  (b)$13.442     (b)$14.933
 Ending Number of AUs............................................ (a)105,832     (a)325,559
                                                                  (b)46,028      (b)156,838

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841
                                                                   (b)$6.449      (b)$5.647
 Ending AUV......................................................  (a)$5.841      (a)$6.439
                                                                   (b)$5.647      (b)$6.210
 Ending Number of AUs............................................ (a)47,145      (a)79,716
                                                                  (b)15,429      (b)42,508

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731
                                                                  (b)$11.493     (b)$10.313
 Ending AUV...................................................... (a)$10.731     (a)$12.633
                                                                  (b)$10.313     (b)$12.112
 Ending Number of AUs............................................ (a)374,486     (a)1,213,283
                                                                  (b)152,649     (b)471,429

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312
                                                                  (b)$16.673     (b)$15.869
 Ending AUV...................................................... (a)$16.312     (a)$17.942
                                                                  (b)$15.869     (b)$17.410
 Ending Number of AUs............................................ (a)56,871      (a)305,199
                                                                  (b)23,457      (b)130,424

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.390       (a)$20.329       (a)$21.440
                                                                  (b)$14.933       (b)$19.675       (b)$20.699
 Ending AUV...................................................... (a)$20.329       (a)$21.440       (a)$21.462
                                                                  (b)$19.675       (b)$20.699       (b)$20.669
 Ending Number of AUs............................................ (a)747,623       (a)1,013,524     (a)1,030,432
                                                                  (b)364,787       (b)642,480       (b)768,714

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.439        (a)$8.524        (a)$9.427
                                                                   (b)$6.210        (b)$8.201        (b)$9.046
 Ending AUV......................................................  (a)$8.524        (a)$9.427        (a)$9.723
                                                                   (b)$8.201        (b)$9.046        (b)$9.307
 Ending Number of AUs............................................ (a)100,986       (a)387,968       (a)581,642
                                                                  (b)100,949       (b)560,366       (b)909,920

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.633       (a)$16.455       (a)$18.027
                                                                  (b)$12.112       (b)$15.736       (b)$17.196
 Ending AUV...................................................... (a)$16.455       (a)$18.027       (a)$17.851
                                                                  (b)$15.736       (b)$17.196       (b)$16.986
 Ending Number of AUs............................................ (a)2,263,470     (a)2,791,546     (a)2,815,427
                                                                  (b)994,222       (b)1,630,750     (b)1,908,343

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.942       (a)$21.098       (a)$22.607
                                                                  (b)$17.410       (b)$20.422       (b)$21.828
 Ending AUV...................................................... (a)$21.098       (a)$22.607       (a)$22.235
                                                                  (b)$20.422       (b)$21.828       (b)$21.415
 Ending Number of AUs............................................ (a)525,644       (a)604,971       (a)626,461
                                                                  (b)281,788       (b)422,567       (b)521,489

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.499
                                                                  (b)N/A           (b)N/A            (b)$9.483
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,138
                                                                  (b)N/A           (b)N/A           (b)10,342

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.312
                                                                  (b)N/A           (b)N/A            (b)$9.297
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)967
                                                                  (b)N/A           (b)N/A           (b)1,576

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.462       (a)$24.302       (a)$28.953
                                                                  (b)$20.669       (b)$23.345       (b)$27.744
 Ending AUV...................................................... (a)$24.302       (a)$28.953       (a)$26.138
                                                                  (b)$23.345       (b)$27.744       (b)$24.983
 Ending Number of AUs............................................ (a)948,435       (a)876,808       (a)853,909
                                                                  (b)749,392       (b)698,940       (b)732,762

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.408
                                                                  (b)N/A           (b)N/A            (b)$9.392
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,641
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.723       (a)$10.217       (a)$12.825
                                                                   (b)$9.307        (b)$9.756       (b)$12.215
 Ending AUV...................................................... (a)$10.217       (a)$12.825       (a)$12.006
                                                                   (b)$9.756       (b)$12.215       (b)$11.407
 Ending Number of AUs............................................ (a)635,606       (a)613,881       (a)661,925
                                                                  (b)1,035,192     (b)1,031,539     (b)1,093,563

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.851       (a)$19.162       (a)$23.367
                                                                  (b)$16.986       (b)$18.188       (b)$22.125
 Ending AUV...................................................... (a)$19.162       (a)$23.367       (a)$21.840
                                                                  (b)$18.188       (b)$22.125       (b)$20.626
 Ending Number of AUs............................................ (a)2,680,860     (a)2,436,854     (a)2,251,885
                                                                  (b)1,924,662     (b)1,778,057     (b)1,743,517

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$22.235       (a)$23.963       (a)$26.573
                                                                  (b)$21.415       (b)$23.022       (b)$25.466
 Ending AUV...................................................... (a)$23.963       (a)$26.573       (a)$24.743
                                                                  (b)$23.022       (b)$25.466       (b)$23.653
 Ending Number of AUs............................................ (a)585,943       (a)603,989       (a)644,396
                                                                  (b)556,811       (b)580,633       (b)641,294

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.876
                                                                  (b)N/A           (b)N/A            (b)$8.861
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,354
                                                                  (b)N/A           (b)N/A           (b)21,722

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)4,630       (a)107,738    (a)463,229
                                                                  (b)3,042       (b)44,344     (b)217,770

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)549         (a)63,131     (a)449,566
                                                                  (b)256         (b)23,090     (b)201,974

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)30,480      (a)80,514     (a)100,367
                                                                  (b)9,141       (b)28,373     (b)36,872

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)25,720      (a)119,103    (a)344,281
                                                                  (b)16,822      (b)73,704     (b)169,023

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$14.170
                                                                   (b)$9.552     (b)$11.419    (b)$13.735
 Ending Number of AUs............................................ (a)2,783       (a)5,601      (a)23,369
                                                                  (b)7,614       (b)11,082     (b)12,991

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596     (a)$9.297
                                                                  (b)$10.384     (b)$9.369     (b)$9.259     (b)$8.947
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)689,897    (a)719,726    (a)803,169    (a)737,043
                                                                  (b)366,009    (b)498,020    (b)612,654    (b)579,785

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)682,603    (a)703,926    (a)670,908    (a)644,973
                                                                  (b)458,747    (b)569,826    (b)585,839    (b)571,328

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)114,679    (a)121,925    (a)108,299    (a)78,457
                                                                  (b)75,611     (b)104,556    (b)104,011    (b)113,295

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)482,720    (a)536,611    (a)495,534    (a)503,834
                                                                  (b)329,651    (b)431,116    (b)424,339    (b)441,912

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.170    (a)$12.678    (a)$12.325    (a)$12.362
                                                                  (b)$13.735    (b)$12.258    (b)$11.887    (b)$11.893
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)32,349     (a)39,618     (a)44,466     (a)46,741
                                                                  (b)39,237     (b)55,760     (b)65,697     (b)73,186

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)755,813
                                                                  (b)614,741

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)619,731
                                                                  (b)569,146

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)95,450
                                                                  (b)108,930

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)468,145
                                                                  (b)416,105

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)55,136
                                                                  (b)2,978

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)49,026
                                                                  (b)83,947

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)9,411
                                                                  (b)24,771

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)362,627
                                                                  (b)57,773

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512
                                                                  (b)$10.797      (b)$8.394
 Ending AUV......................................................  (a)$8.512     (a)$10.058
                                                                   (b)$8.394      (b)$9.894
 Ending Number of AUs............................................ (a)835,489     (a)2,423,961
                                                                  (b)317,609     (b)880,087

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A         (a)$10.451
                                                                  (b)N/A         (b)$10.451
 Ending AUV...................................................... (a)N/A         (a)$10.569
                                                                  (b)N/A         (b)$10.550
 Ending Number of AUs............................................ (a)N/A         (a)5,609,641
                                                                  (b)N/A         (b)1,127,815

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597     (a)$15.803
                                                                  (b)$19.084     (b)$15.371
 Ending AUV...................................................... (a)$15.803     (a)$19.346
                                                                  (b)$15.371     (b)$18.770
 Ending Number of AUs............................................ (a)87,337      (a)229,299
                                                                  (b)33,688      (b)102,113

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109     (a)$16.858
                                                                  (b)$15.704     (b)$16.406
 Ending AUV...................................................... (a)$16.858     (a)$17.288
                                                                  (b)$16.406     (b)$16.783
 Ending Number of AUs............................................ (a)534,665     (a)2,089,739
                                                                  (b)215,470     (b)713,384

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949     (a)$12.229
                                                                  (b)$11.971     (b)$12.234
 Ending AUV...................................................... (a)$12.229     (a)$12.572
                                                                  (b)$12.234     (b)$12.546
 Ending Number of AUs............................................ (a)208,508     (a)812,988
                                                                  (b)77,601      (b)322,975

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186      (a)$8.071
                                                                   (b)$9.027      (b)$7.920
 Ending AUV......................................................  (a)$8.071      (a)$9.268
                                                                   (b)$7.920      (b)$9.072
 Ending Number of AUs............................................ (a)6,372       (a)47,170
                                                                  (b)1,192       (b)4,060

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13          12/31/14          12/31/15
================================================================= ================= ================= ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.058        (a)$12.263        (a)$11.301
                                                                   (b)$9.894        (b)$12.033        (b)$11.061
 Ending AUV...................................................... (a)$12.263        (a)$11.301        (a)$10.647
                                                                  (b)$12.033        (b)$11.061        (b)$10.395
 Ending Number of AUs............................................ (a)3,220,562      (a)3,953,023      (a)4,039,859
                                                                  (b)1,322,971      (b)1,931,911      (b)2,212,946

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$10.569        (a)$12.264        (a)$12.673
                                                                  (b)$10.550        (b)$12.211        (b)$12.587
 Ending AUV...................................................... (a)$12.264        (a)$12.673        (a)$11.906
                                                                  (b)$12.211        (b)$12.587        (b)$11.796
 Ending Number of AUs............................................ (a)22,759,645     (a)65,177,439     (a)110,174,062
                                                                  (b)4,566,012      (b)12,590,702     (b)17,201,515

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.346        (a)$25.964        (a)$29.565
                                                                  (b)$18.770        (b)$25.128        (b)$28.542
 Ending AUV...................................................... (a)$25.964        (a)$29.565        (a)$31.762
                                                                  (b)$25.128        (b)$28.542        (b)$30.587
 Ending Number of AUs............................................ (a)711,853        (a)953,738        (a)922,435
                                                                  (b)340,908        (b)630,593        (b)756,847

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.288        (a)$16.726        (a)$17.381
                                                                  (b)$16.783        (b)$16.196        (b)$16.788
 Ending AUV...................................................... (a)$16.726        (a)$17.381        (a)$17.266
                                                                  (b)$16.196        (b)$16.788        (b)$16.636
 Ending Number of AUs............................................ (a)3,915,320      (a)4,559,597      (a)4,530,043
                                                                  (b)1,456,613      (b)2,105,655      (b)2,405,527

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.572        (a)$11.801        (a)$11.881
                                                                  (b)$12.546        (b)$11.747        (b)$11.797
 Ending AUV...................................................... (a)$11.801        (a)$11.881        (a)$11.609
                                                                  (b)$11.747        (b)$11.797        (b)$11.498
 Ending Number of AUs............................................ (a)2,205,540      (a)3,008,007      (a)3,053,939
                                                                  (b)872,348        (b)1,452,755      (b)1,651,271

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.268        (a)$13.091        (a)$13.006
                                                                   (b)$9.072        (b)$12.782        (b)$12.667
 Ending AUV...................................................... (a)$13.091        (a)$13.006        (a)$12.698
                                                                  (b)$12.782        (b)$12.667        (b)$12.337
 Ending Number of AUs............................................ (a)8,558          (a)14,412         (a)15,158
                                                                  (b)10,511         (b)28,594         (b)34,153

------------------------------------------------------------------



                                                                        FISCAL             FISCAL             FISCAL
                                                                         YEAR               YEAR               YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17           12/31/18
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.623         (a)$12.513
                                                                  (b)N/A             (b)$10.598         (b)$12.452
 Ending AUV...................................................... (a)$10.623         (a)$12.513         (a)$11.514
                                                                  (b)$10.598         (b)$12.452         (b)$11.430
 Ending Number of AUs............................................ (a)4,005,335       (a)9,133,787       (a)9,879,632
                                                                  (b)367,667         (b)643,177         (b)739,629

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.647         (a)$10.669         (a)$12.837
                                                                  (b)$10.395         (b)$10.391         (b)$12.470
 Ending AUV...................................................... (a)$10.669         (a)$12.837         (a)$10.635
                                                                  (b)$10.391         (b)$12.470         (b)$10.305
 Ending Number of AUs............................................ (a)4,032,495       (a)3,641,801       (a)3,695,786
                                                                  (b)2,310,650       (b)2,149,142       (b)2,237,360

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$11.906         (a)$12.325         (a)$14.644
                                                                  (b)$11.796         (b)$12.181         (b)$14.437
 Ending AUV...................................................... (a)$12.325         (a)$14.644         (a)$13.515
                                                                  (b)$12.181         (b)$14.437         (b)$13.290
 Ending Number of AUs............................................ (a)125,411,881     (a)123,936,638     (a)119,746,259
                                                                  (b)17,682,377      (b)17,123,093      (b)16,318,440

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$31.762         (a)$32.007         (a)$41.993
                                                                  (b)$30.587         (b)$30.745         (b)$40.238
 Ending AUV...................................................... (a)$32.007         (a)$41.993         (a)$41.181
                                                                  (b)$30.745         (b)$40.238         (b)$39.361
 Ending Number of AUs............................................ (a)924,955         (a)809,018         (a)741,198
                                                                  (b)850,690         (b)809,846         (b)783,732

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.266         (a)$17.311         (a)$17.619
                                                                  (b)$16.636         (b)$16.638         (b)$16.892
 Ending AUV...................................................... (a)$17.311         (a)$17.619         (a)$17.415
                                                                  (b)$16.638         (b)$16.892         (b)$16.655
 Ending Number of AUs............................................ (a)4,589,822       (a)4,896,427       (a)4,325,748
                                                                  (b)2,620,478       (b)2,789,416       (b)2,590,655

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.609         (a)$11.925         (a)$12.040
                                                                  (b)$11.498         (b)$11.781         (b)$11.866
 Ending AUV...................................................... (a)$11.925         (a)$12.040         (a)$11.901
                                                                  (b)$11.781         (b)$11.866         (b)$11.699
 Ending Number of AUs............................................ (a)3,131,694       (a)3,866,096       (a)3,441,672
                                                                  (b)1,721,043       (b)1,805,922       (b)1,656,550

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.417
                                                                  (b)N/A             (b)N/A             (b)$10.358
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)25,858
                                                                  (b)N/A             (b)N/A             (b)4,604

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.698         (a)$13.473         (a)$17.252
                                                                  (b)$12.337         (b)$13.057         (b)$16.677
 Ending AUV...................................................... (a)$13.473         (a)$17.252         (a)$15.887
                                                                  (b)$13.057         (b)$16.677         (b)$15.320
 Ending Number of AUs............................................ (a)17,452          (a)19,767          (a)24,630
                                                                  (b)47,693          (b)57,129          (b)55,829

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            FISCAL     FISCAL     FISCAL      FISCAL       FISCAL        FISCAL        FISCAL
                                             YEAR       YEAR       YEAR        YEAR         YEAR          YEAR          YEAR
                            INCEPTION TO     ENDED      ENDED      ENDED       ENDED        ENDED        ENDED         ENDED
VARIABLE PORTFOLIOS           12/31/11     12/31/12   12/31/13   12/31/14    12/31/15     12/31/16      12/31/17      12/31/18
========================== ============== ========== ========== ========== ============ ============ ============= =============
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV............ (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)N/A       (a)$9.390    (a)$9.551     (a)$9.683
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)N/A       (b)$9.405    (b)$9.590     (b)$9.619
 Ending AUV............... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)$9.390    (a)$9.551    (a)$9.683     (a)$9.776
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)$9.405    (b)$9.590    (b)$9.619     (b)$9.687
 Ending Number of AUs..... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)8,710     (a)54,697    (a)39,009     (a)70,764
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)4,627     (b)23,841    (b)104,385    (b)142,516

---------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL         FISCAL          FISCAL
                                                                           YEAR           YEAR            YEAR
                                                        INCEPTION TO      ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12       12/31/13        12/31/14
====================================================== ============== ============= =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369      (a)$23.733
                                                       (b)$17.578     (b)$16.462    (b)$18.899      (b)$23.099
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733      (a)$24.777
                                                       (b)$16.462     (b)$18.899      (b)$23.099      (b)$24.055
 Ending Number of AUs................................. (a)65,422      (a)283,275    (a)415,259      (a)674,117
                                                       (b)42,796      (b)176,845    (b)302,924      (b)603,355

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959      (a)$26.658      (a)$34.113
                                                       (b)$25.903     (b)$21.466      (b)$25.995      (b)$33.182
 Ending AUV........................................... (a)$21.959     (a)$26.658      (a)$34.113      (a)$34.572
                                                       (b)$21.466     (b)$25.995      (b)$33.182      (b)$33.544
 Ending Number of AUs................................. (a)270,895     (a)781,363    (a)1,179,761    (a)1,471,648
                                                       (b)102,392     (b)282,716    (b)506,042      (b)874,022

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852      (a)$23.182      (a)$29.877
                                                       (b)$22.255     (b)$19.399      (b)$22.596      (b)$29.050
 Ending AUV........................................... (a)$19.852     (a)$23.182      (a)$29.877      (a)$32.113
                                                       (b)$19.399     (b)$22.596      (b)$29.050      (b)$31.145
 Ending Number of AUs................................. (a)159,147     (a)564,497    (a)834,148      (a)1,016,245
                                                       (b)59,818      (b)197,362    (b)380,592      (b)671,616

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840      (a)$19.597      (a)$25.916
                                                       (b)$18.138     (b)$16.466      (b)$19.113      (b)$25.213
 Ending AUV........................................... (a)$16.840     (a)$19.597      (a)$25.916      (a)$28.401
                                                       (b)$16.466     (b)$19.113      (b)$25.213      (b)$27.562
 Ending Number of AUs................................. (a)62,260      (a)257,147    (a)686,789      (a)1,205,652
                                                       (b)28,809      (b)148,716    (b)448,651      (b)1,082,583

-------------------------------------------------------



                                                            FISCAL          FISCAL          FISCAL          FISCAL
                                                             YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                  12/31/15        12/31/16        12/31/17        12/31/18
====================================================== =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$24.777      (a)$24.886      (a)$26.971      (a)$31.053
                                                       (b)$24.055      (b)$24.100      (b)$26.055      (b)$29.923
 Ending AUV........................................... (a)$24.886      (a)$26.971      (a)$31.053      (a)$29.341
                                                         (b)$24.100      (b)$26.055      (b)$29.923      (b)$28.203
 Ending Number of AUs................................. (a)737,684      (a)714,063      (a)703,258      (a)654,948
                                                       (b)759,508      (b)758,729      (b)725,126      (b)707,496

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$34.572      (a)$36.621      (a)$36.501       (a)$47.53
                                                         (b)$33.544      (b)$35.443      (b)$35.239       (b)$45.78
 Ending AUV...........................................   (a)$36.621      (a)$36.501       (a)$47.53      (a)$42.825
                                                         (b)$35.443      (b)$35.239       (b)$45.78      (b)$41.138
 Ending Number of AUs................................. (a)1,387,164    (a)1,357,616    (a)1,146,100    (a)1,071,592
                                                       (b)917,344      (b)921,642      (b)813,370      (b)797,882

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$32.113      (a)$33.990      (a)$36.864      (a)$46.848
                                                         (b)$31.145      (b)$32.884      (b)$35.576      (b)$45.098
 Ending AUV...........................................   (a)$33.990      (a)$36.864      (a)$46.848      (a)$46.288
                                                         (b)$32.884      (b)$35.576      (b)$45.098      (b)$44.447
 Ending Number of AUs................................. (a)991,724      (a)877,114      (a)764,657      (a)665,734
                                                       (b)734,546      (b)702,935      (b)633,064      (b)588,227

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$28.401      (a)$28.542      (a)$31.530      (a)$38.223
                                                         (b)$27.562      (b)$27.629      (b)$30.446      (b)$36.817
 Ending AUV...........................................   (a)$28.542      (a)$31.530      (a)$38.223      (a)$37.183
                                                         (b)$27.629      (b)$30.446      (b)$36.817      (b)$35.726
 Ending Number of AUs................................. (a)1,342,209    (a)1,191,098    (a)1,092,588    (a)976,704
                                                       (b)1,281,697    (b)1,220,948    (b)1,142,805    (b)1,062,482

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL      FISCAL      FISCAL
                                                                                    YEAR        YEAR        YEAR
                                                                  INCEPTION TO     ENDED       ENDED       ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12    12/31/13    12/31/14
================================================================ ============== =========== =========== ===========
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/15      12/31/16      12/31/17      12/31/18
================================================================ ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A        (a)$9.865     (a)$10.773    (a)$12.248
                                                                 (b)N/A        (b)$9.852     (b)$10.773    (b)$12.171
 Ending AUV..................................................... (a)$9.865     (a)$10.773    (a)$12.248    (a)$11.545
                                                                  (b)$9.852    (b)$10.773    (b)$12.171    (b)$11.444
 Ending Number of AUs........................................... (a)0          (a)4,706      (a)0          (a)0
                                                                 (b)0          (b)4,706      (b)13,847     (b)17,906

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.840     (a)$9.979    (a)$10.253
                                                                 (b)N/A         (b)$9.824     (b)$9.979    (b)$10.185
 Ending AUV.....................................................  (a)$9.840     (a)$9.979    (a)$10.253    (a)$10.066
                                                                  (b)$9.824     (b)$9.979    (b)$10.185     (b)$9.974
 Ending Number of AUs........................................... (a)0          (a)3,343      (a)0          (a)0
                                                                 (b)0          (b)3,343      (b)3,873      (b)3,811

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.380     (a)$9.603    (a)$10.760
                                                                 (b)N/A         (b)$9.364     (b)$9.603    (b)$10.689
 Ending AUV.....................................................  (a)$9.380     (a)$9.603    (a)$10.760     (a)$9.885
                                                                  (b)$9.364     (b)$9.603    (b)$10.689     (b)$9.795
 Ending Number of AUs........................................... (a)0          (a)3,549      (a)473,355    (a)0
                                                                 (b)0          (b)3,549      (b)751,499    (b)6,053

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.537     (a)$9.636    (a)$10.220
                                                                 (b)N/A         (b)$9.522     (b)$9.636    (b)$10.153
 Ending AUV.....................................................  (a)$9.537     (a)$9.636    (a)$10.220     (a)$9.960
                                                                  (b)$9.522     (b)$9.636    (b)$10.153     (b)$9.870
 Ending Number of AUs........................................... (a)0          (a)2,937      (a)0          (a)0
                                                                 (b)0          (b)2,937      (b)2,923      (b)2,910

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.605     (a)$9.805    (a)$12.403
                                                                 (b)N/A         (b)$9.850     (b)$9.769    (b)$12.326
 Ending AUV.....................................................  (a)$9.605     (a)$9.805    (a)$12.403    (a)$11.150
                                                                  (b)$9.850     (b)$9.769    (b)$12.326    (b)$11.053
 Ending Number of AUs........................................... (a)0          (a)792        (a)824        (a)858
                                                                 (b)19,265     (b)19,167     (b)20,325     (b)20,285

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.230     (a)$8.873    (a)$11.588
                                                                 (b)N/A         (b)$9.215     (b)$8.847    (b)$11.512
 Ending AUV.....................................................  (a)$9.230     (a)$8.873    (a)$11.588    (a)$10.238
                                                                  (b)$9.215     (b)$8.847    (b)$11.512    (b)$10.144
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)167

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.860     (a)$9.928    (a)$13.523
                                                                 (b)N/A         (b)$9.847     (b)$9.903    (b)$13.439
 Ending AUV.....................................................  (a)$9.860     (a)$9.928    (a)$13.523    (a)$13.327
                                                                  (b)$9.847     (b)$9.903    (b)$13.439    (b)$13.211
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)5,902      (b)7,346

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.606    (a)$10.825    (a)$12.802
                                                                 (b)N/A         (b)$9.594    (b)$10.540    (b)$12.722
 Ending AUV.....................................................  (a)$9.606    (a)$10.825    (a)$12.802    (a)$12.422
                                                                  (b)$9.594    (b)$10.540    (b)$12.722    (b)$12.311
 Ending Number of AUs........................................... (a)0          (a)16,838     (a)16,713     (a)16,648
                                                                 (b)0          (b)3,452      (b)7,720      (b)7,681

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12      12/31/13
================================================================= ============== ============ =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184   (a)$10.492
                                                                  (b)$10.159      (b)$9.094   (b)$10.364
 Ending AUV......................................................  (a)$9.184     (a)$10.492   (a)$11.675
                                                                   (b)$9.094     (b)$10.364   (b)$11.522
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781   (a)$12.030
                                                                  (b)$11.330     (b)$10.702   (b)$11.912
 Ending AUV...................................................... (a)$10.781     (a)$12.030   (a)$13.579
                                                                  (b)$10.702     (b)$11.912   (b)$13.411
 Ending Number of AUs............................................ (a)3,517       (a)5,342     (a)5,295
                                                                  (b)353         (b)2,949     (b)8,432

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.278     (a)$10.563   (a)$11.864
                                                                  (b)$12.033     (b)$10.337   (b)$11.581
 Ending AUV...................................................... (a)$10.563     (a)$11.864   (a)$13.203
                                                                  (b)$10.337     (b)$11.581   (b)$12.877
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------



                                                                      FISCAL       FISCAL       FISCAL       FISCAL
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                      ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/14     12/31/15     12/31/16     12/31/17
================================================================= ============= ============ ============ ============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.692    (a)$8.562
                                                                  (b)N/A        (b)N/A        (b)$8.678    (b)$8.538
 Ending AUV...................................................... (a)N/A         (a)$8.692    (a)$8.562   (a)$11.611
                                                                  (b)N/A         (b)$8.678    (b)$8.538   (b)$11.534
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.675    (a)$13.106   (a)$12.175   (a)$13.650
                                                                  (b)$11.522    (b)$12.881   (b)$11.936   (b)$13.349
 Ending AUV...................................................... (a)$13.106    (a)$12.175   (a)$13.650   (a)$15.141
                                                                  (b)$12.881    (b)$11.936   (b)$13.349   (b)$14.770
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.579    (a)$14.071   (a)$12.955   (a)$14.632
                                                                  (b)$13.411    (b)$13.863   (b)$12.731   (b)$14.344
 Ending AUV...................................................... (a)$14.071    (a)$12.955   (a)$14.632   (a)$15.896
                                                                  (b)$13.863    (b)$12.731   (b)$14.344   (b)$15.544
 Ending Number of AUs............................................ (a)5,188      (a)5,208     (a)4,762     (a)4,677
                                                                  (b)8,533      (b)9,079     (b)8,230     (b)12,632

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.985    (a)$8.929
                                                                  (b)N/A        (b)N/A        (b)$8.971    (b)$8.903
 Ending AUV...................................................... (a)N/A         (a)$8.985    (a)$8.929   (a)$10.741
                                                                  (b)N/A         (b)$8.971    (b)$8.903   (b)$10.670
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)7,242

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.467   (a)$10.838
                                                                  (b)N/A        (b)N/A        (b)$9.452   (b)$10.838
 Ending AUV...................................................... (a)N/A         (a)$9.467   (a)$10.838   (a)$12.996
                                                                  (b)N/A         (b)$9.452   (b)$10.838   (b)$12.910
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)437       (a)0
                                                                  (b)N/A        (b)0         (b)437       (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.374    (a)$9.749
                                                                  (b)N/A        (b)N/A        (b)$9.359    (b)$9.721
 Ending AUV...................................................... (a)N/A         (a)$9.374    (a)$9.749   (a)$10.381
                                                                  (b)N/A         (b)$9.359    (b)$9.721   (b)$10.313
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A       (a)N/A        (a)$9.940
                                                                  (b)N/A        (b)N/A       (b)N/A        (b)$9.924
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$9.940    (a)$9.896
                                                                  (b)N/A        (b)N/A        (b)$9.924    (b)$9.855
 Ending Number of AUs............................................ (a)N/A        (a)N/A       (a)0         (a)0
                                                                  (b)N/A        (b)N/A       (b)0         (b)10,174

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.203    (a)$17.604   (a)$18.266   (a)$18.459
                                                                  (b)$12.877    (b)$17.099   (b)$17.697   (b)$17.840
 Ending AUV...................................................... (a)$17.604    (a)$18.266   (a)$18.459   (a)$23.226
                                                                  (b)$17.099    (b)$17.697   (b)$17.840   (b)$22.392
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)684

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$11.611
                                                                  (b)$11.534
 Ending AUV......................................................  (a)$9.958
                                                                   (b)$9.958
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.141
                                                                  (b)$14.770
 Ending AUV...................................................... (a)$13.550
                                                                  (b)$13.185
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.896
                                                                  (b)$15.544
 Ending AUV...................................................... (a)$15.068
                                                                  (b)$14.697
 Ending Number of AUs............................................ (a)4,398
                                                                  (b)13,781

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.741
                                                                  (b)$10.670
 Ending AUV......................................................  (a)$9.445
                                                                   (b)$9.359
 Ending Number of AUs............................................ (a)0
                                                                  (b)8,594

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$12.996
                                                                  (b)$12.910
 Ending AUV...................................................... (a)$12.219
                                                                  (b)$12.108
 Ending Number of AUs............................................ (a)0
                                                                  (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.381
                                                                  (b)$10.313
 Ending AUV...................................................... (a)$10.063
                                                                   (b)$9.971
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV...................................................  (a)$9.896
                                                                   (b)$9.855
 Ending AUV......................................................  (a)$9.947
                                                                   (b)$9.881
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.226
                                                                  (b)$22.392
 Ending AUV...................................................... (a)$22.111
                                                                  (b)$21.262
 Ending Number of AUs............................................ (a)0
                                                                  (b)662

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL        FISCAL
                                                                                YEAR          YEAR
                                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                            12/31/11       12/31/12      12/31/13
=========================================================== ============== ============= =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$14.357     (a)$12.778    (a)$15.052
                                                            (b)$14.024     (b)$12.460    (b)$14.641
 Ending AUV................................................ (a)$12.778     (a)$15.052    (a)$20.227
                                                            (b)$12.460     (b)$14.641    (b)$19.626
 Ending Number of AUs...................................... (a)8,108       (a)12,780     (a)17,248
                                                            (b)2,445       (b)9,194      (b)15,278

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$16.204     (a)$14.484    (a)$16.406
                                                            (b)$15.799     (b)$14.102    (b)$15.933
 Ending AUV................................................ (a)$14.484     (a)$16.406    (a)$21.740
                                                            (b)$14.102     (b)$15.933    (b)$21.060
 Ending Number of AUs...................................... (a)8,601       (a)14,062     (a)18,240
                                                            (b)3,923       (b)11,495     (b)12,480

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.438     (a)$11.716    (a)$13.008
                                                            (b)$13.140     (b)$11.440    (b)$12.670
 Ending AUV................................................ (a)$11.716     (a)$13.008    (a)$17.512
                                                            (b)$11.440     (b)$12.670    (b)$17.014
 Ending Number of AUs...................................... (a)1,565       (a)2,066      (a)2,227
                                                            (b)882         (b)1,613      (b)1,701

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                            (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV................................................ (a)$13.869     (a)$15.735    (a)$18.091
                                                            (b)$13.544     (b)$15.329    (b)$17.608
 Ending Number of AUs...................................... (a)0           (a)0          (a)0
                                                            (b)0           (b)0          (b)0

------------------------------------------------------------



                                                                FISCAL       FISCAL       FISCAL       FISCAL        FISCAL
                                                                 YEAR         YEAR         YEAR         YEAR          YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                            12/31/14     12/31/15     12/31/16     12/31/17      12/31/18
=========================================================== ============= ============ ============ ============ =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.640    (a)$8.815   (a)$10.714
                                                            (b)N/A        (b)N/A        (b)$8.626    (b)$8.789   (b)$10.643
 Ending AUV................................................ (a)N/A         (a)$8.640    (a)$8.815   (a)$10.714    (a)$9.246
                                                            (b)N/A         (b)$8.626    (b)$8.789   (b)$10.643    (b)$9.162
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$20.227    (a)$21.859   (a)$20.311   (a)$23.537   (a)$27.412
                                                            (b)$19.626    (b)$21.156   (b)$19.609   (b)$22.667   (b)$26.334
 Ending AUV................................................ (a)$21.859    (a)$20.311   (a)$23.537   (a)$27.412   (a)$23.794
                                                            (b)$21.156    (b)$19.609   (b)$22.667   (b)$26.334   (b)$22.800
 Ending Number of AUs...................................... (a)19,061     (a)18,877    (a)17,304    (a)15,576    (a)15,784
                                                            (b)15,426     (b)17,092    (b)15,159    (b)17,752    (b)17,718

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.464    (a)$9.599   (a)$11.833
                                                            (b)N/A        (b)N/A        (b)$9.479    (b)$9.627   (b)$11.755
 Ending AUV................................................ (a)N/A         (a)$9.464    (a)$9.599   (a)$11.833   (a)$10.580
                                                            (b)N/A         (b)$9.479    (b)$9.627   (b)$11.755   (b)$10.484
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)2,323     (b)2,315

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$21.740    (a)$23.680   (a)$22.679   (a)$26.830   (a)$30.307
                                                            (b)$21.060    (b)$22.882   (b)$21.860   (b)$25.797   (b)$29.068
 Ending AUV................................................ (a)$23.680    (a)$22.679   (a)$26.830   (a)$30.307   (a)$25.939
                                                            (b)$22.882    (b)$21.860   (b)$25.797   (b)$29.068   (b)$24.816
 Ending Number of AUs...................................... (a)19,404     (a)18,746    (a)17,004    (a)16,364    (a)16,909
                                                            (b)12,485     (b)13,702    (b)12,217    (b)13,074    (b)13,414

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.413   (a)$10.413   (a)$11.311
                                                            (b)N/A        (b)N/A        (b)$9.398   (b)$10.413   (b)$11.237
 Ending AUV................................................ (a)N/A         (a)$9.413   (a)$10.413   (a)$11.311   (a)$10.754
                                                            (b)N/A         (b)$9.398   (b)$10.413   (b)$11.237   (b)$10.656
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)454       (a)0         (a)0
                                                            (b)N/A        (b)0         (b)454       (b)5,077     (b)5,944

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.645    (a)$7.901   (a)$10.734
                                                            (b)N/A        (b)N/A        (b)$8.631    (b)$7.878   (b)$10.663
 Ending AUV................................................ (a)N/A         (a)$8.645    (a)$7.901   (a)$10.734   (a)$11.151
                                                            (b)N/A         (b)$8.631    (b)$7.878   (b)$10.663   (b)$11.049
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$17.512    (a)$18.673   (a)$17.967   (a)$20.844   (a)$23.410
                                                            (b)$17.014    (b)$18.098   (b)$17.370   (b)$20.101   (b)$22.519
 Ending AUV................................................ (a)$18.673    (a)$17.967   (a)$20.844   (a)$23.410   (a)$21.299
                                                            (b)$18.098    (b)$17.370   (b)$20.101   (b)$22.519   (b)$20.437
 Ending Number of AUs...................................... (a)1,760      (a)1,756     (a)1,561     (a)1,340     (a)1,291
                                                            (b)1,678      (b)1,716     (b)1,583     (b)1,621     (b)1,650

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$18.091    (a)$22.441   (a)$21.386   (a)$24.658   (a)$26.095
                                                            (b)$17.608    (b)$21.753   (b)$20.678   (b)$23.782   (b)$25.105
 Ending AUV................................................ (a)$22.441    (a)$21.386   (a)$24.658   (a)$26.095   (a)$21.960
                                                            (b)$21.753    (b)$20.678   (b)$23.782   (b)$25.105   (b)$21.074
 Ending Number of AUs...................................... (a)0          (a)0         (a)0         (a)0         (a)0
                                                            (b)0          (b)0         (b)0         (b)3,508     (b)4,125

------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL       FISCAL
                                                                                    YEAR         YEAR
                                                                  INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12     12/31/13
================================================================ ============== ============ ============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973    (a)$9.186
                                                                  (b)$8.643      (b)$7.761    (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186   (a)$10.230
                                                                  (b)$7.761      (b)$8.919    (b)$9.925
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739   (a)$12.584
                                                                 (b)$12.582     (b)$10.587   (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584   (a)$17.135
                                                                 (b)$10.587     (b)$12.375   (b)$16.808
 Ending Number of AUs........................................... (a)5,145       (a)6,581     (a)6,735
                                                                 (b)2,784       (b)4,882     (b)4,851

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264    (a)$2.411
                                                                  (b)$2.441      (b)$2.185    (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411    (a)$2.594
                                                                  (b)$2.185      (b)$2.321    (b)$2.496
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462   (a)$11.298
                                                                 (b)$11.229     (b)$11.109   (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298   (a)$11.134
                                                                 (b)$11.109     (b)$10.923   (b)$10.860
 Ending Number of AUs........................................... (a)1           (a)1         (a)1
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665   (a)$18.742
                                                                 (b)$15.829     (b)$16.210   (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742   (a)$25.300
                                                                 (b)$16.210     (b)$18.185   (b)$24.487
 Ending Number of AUs........................................... (a)0           (a)866       (a)2,795
                                                                 (b)0           (b)157       (b)831

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.639     (a)$20.981   (a)$23.097
                                                                 (b)$20.110     (b)$20.411   (b)$22.413
 Ending AUV..................................................... (a)$20.981     (a)$23.097   (a)$23.142
                                                                 (b)$20.411     (b)$22.413   (b)$22.401
 Ending Number of AUs........................................... (a)5,806       (a)9,602     (a)17,643
                                                                 (b)2,224       (b)6,067     (b)9,142

-----------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL        FISCAL
                                                                      YEAR         YEAR         YEAR          YEAR
                                                                     ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16      12/31/17
================================================================ ============= ============ ============ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)$9.774   (a)$10.296
                                                                 (b)N/A        (b)N/A        (b)$9.758   (b)$10.266
 Ending AUV..................................................... (a)N/A         (a)$9.774   (a)$10.296   (a)$10.385
                                                                 (b)N/A         (b)$9.758   (b)$10.266   (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)0         (a)0         (a)0
                                                                 (b)N/A        (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.230    (a)$14.072   (a)$15.470   (a)$15.716
                                                                  (b)$9.925    (b)$13.597   (b)$14.910   (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470   (a)$15.716   (a)$20.498
                                                                 (b)$13.597    (b)$14.910   (b)$15.109   (b)$19.658
 Ending Number of AUs........................................... (a)0          (a)0         (a)160       (a)350
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477   (a)$17.191   (a)$21.225
                                                                 (b)$16.808    (b)$18.079   (b)$16.779   (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191   (a)$21.225   (a)$23.716
                                                                 (b)$18.079    (b)$16.779   (b)$20.665   (b)$23.033
 Ending Number of AUs........................................... (a)4,986      (a)4,962     (a)4,300     (a)4,219
                                                                 (b)5,034      (b)5,781     (b)5,087     (b)5,202

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.594     (a)$3.699    (a)$4.024    (a)$4.645
                                                                  (b)$2.496     (b)$3.545    (b)$3.846    (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024    (a)$4.645    (a)$6.205
                                                                  (b)$3.545     (b)$3.846    (b)$4.429    (b)$5.901
 Ending Number of AUs........................................... (a)0          (a)0         (a)0         (a)946
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971   (a)$10.817   (a)$10.678
                                                                 (b)$10.860    (b)$10.554   (b)$10.380   (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817   (a)$10.678   (a)$10.626
                                                                 (b)$10.554    (b)$10.380   (b)$10.221   (b)$10.146
 Ending Number of AUs........................................... (a)1          (a)1         (a)4,012     (a)5,105
                                                                 (b)0          (b)0         (b)0         (b)457

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687   (a)$27.922   (a)$32.536
                                                                 (b)$24.487    (b)$26.730   (b)$26.890   (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922   (a)$32.536   (a)$38.199
                                                                 (b)$26.730    (b)$26.890   (b)$31.256   (b)$36.604
 Ending Number of AUs........................................... (a)3,914      (a)3,484     (a)3,319     (a)3,517
                                                                 (b)1,386      (b)1,759     (b)1,623     (b)1,652

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.142    (a)$24.193   (a)$23.612   (a)$25.373
                                                                 (b)$22.401    (b)$23.360   (b)$22.742   (b)$24.377
 Ending AUV..................................................... (a)$24.193    (a)$23.612   (a)$25.373   (a)$26.735
                                                                 (b)$23.360    (b)$22.742   (b)$24.377   (b)$25.621
 Ending Number of AUs........................................... (a)18,363     (a)17,513    (a)17,483    (a)20,072
                                                                 (b)10,337     (b)10,600    (b)13,877    (b)14,272

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)1,500
                                                                 (b)6,334

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)4,511
                                                                 (b)5,773

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)968
                                                                 (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)4,765
                                                                 (b)427

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)3,169
                                                                 (b)1,578

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.735
                                                                 (b)$25.621
 Ending AUV..................................................... (a)$25.669
                                                                 (b)$24.539
 Ending Number of AUs........................................... (a)18,598
                                                                 (b)12,437

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272    (a)$33.907
                                                                  (b)$29.758     (b)$28.498    (b)$32.929
 Ending AUV...................................................... (a)$29.272     (a)$33.907    (a)$32.804
                                                                  (b)$28.498     (b)$32.929    (b)$31.778
 Ending Number of AUs............................................ (a)952         (a)1,444      (a)1,921
                                                                  (b)545         (b)1,001      (b)2,381

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644    (a)$11.231
                                                                  (b)$10.628      (b)$9.508    (b)$11.046
 Ending AUV......................................................  (a)$9.644     (a)$11.231    (a)$15.023
                                                                   (b)$9.508     (b)$11.046    (b)$14.739
 Ending Number of AUs............................................ (a)3,867       (a)5,782      (a)5,552
                                                                  (b)2,264       (b)4,760      (b)4,999

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476
                                                                  (b)$17.353     (b)$17.517    (b)$17.936
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609
                                                                  (b)$17.517     (b)$17.936    (b)$17.052
 Ending Number of AUs............................................ (a)1,289       (a)2,478      (a)5,593
                                                                  (b)530         (b)1,265      (b)2,330

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$32.804    (a)$42.063    (a)$42.320    (a)$45.424
                                                                  (b)$31.778    (b)$40.646    (b)$40.792    (b)$43.675
 Ending AUV...................................................... (a)$42.063    (a)$42.320    (a)$45.424    (a)$47.301
                                                                  (b)$40.646    (b)$40.792    (b)$43.675    (b)$45.366
 Ending Number of AUs............................................ (a)1,097      (a)1,037      (a)1,002      (a)922
                                                                  (b)2,137      (b)2,199      (b)2,228      (b)2,411

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.023    (a)$14.847    (a)$13.577    (a)$17.558
                                                                  (b)$14.739    (b)$14.529    (b)$13.253    (b)$17.097
 Ending AUV...................................................... (a)$14.847    (a)$13.577    (a)$17.558    (a)$19.052
                                                                  (b)$14.529    (b)$13.253    (b)$17.097    (b)$18.506
 Ending Number of AUs............................................ (a)5,019      (a)5,200      (a)4,479      (a)4,557
                                                                  (b)5,276      (b)5,783      (b)4,846      (b)5,017

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.609    (a)$17.340    (a)$16.641    (a)$16.658
                                                                  (b)$17.052    (b)$16.749    (b)$16.034    (b)$16.011
 Ending AUV...................................................... (a)$17.340    (a)$16.641    (a)$16.658    (a)$17.581
                                                                  (b)$16.749    (b)$16.034    (b)$16.011    (b)$16.856
 Ending Number of AUs............................................ (a)6,766      (a)6,751      (a)7,258      (a)9,569
                                                                  (b)3,350      (b)3,605      (b)3,802      (b)4,064

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$47.301
                                                                  (b)$45.366
 Ending AUV...................................................... (a)$43.691
                                                                  (b)$41.799
 Ending Number of AUs............................................ (a)903
                                                                  (b)2,446

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.106
                                                                  (b)$10.089
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.139
                                                                  (b)$10.122
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.052
                                                                  (b)$18.506
 Ending AUV...................................................... (a)$16.417
                                                                  (b)$15.906
 Ending Number of AUs............................................ (a)4,747
                                                                  (b)5,453

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.359
                                                                   (b)$9.344
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.172
                                                                   (b)$9.157
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.970
                                                                   (b)$8.955
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)8,885
                                                                  (b)4,322

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12     12/31/13
================================================================= ============== ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992    (a)$6.960
                                                                   (b)$7.243      (b)$6.175    (b)$7.155
 Ending AUV......................................................  (a)$5.992      (a)$6.960    (a)$9.477
                                                                   (b)$6.175      (b)$7.155    (b)$9.718
 Ending Number of AUs............................................ (a)5,074       (a)7,746     (a)7,084
                                                                  (b)3,270       (b)5,920     (b)6,082

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.965      (a)$9.987   (a)$10.979
                                                                  (b)$10.829      (b)$9.851   (b)$10.801
 Ending AUV......................................................  (a)$9.987     (a)$10.979   (a)$14.612
                                                                   (b)$9.851     (b)$10.801   (b)$14.341
 Ending Number of AUs............................................ (a)880         (a)1,610     (a)3,912
                                                                  (b)474         (b)855       (b)1,563

------------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16     12/31/17     12/31/18
================================================================= ============ ============ ============ ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA
  GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST
  Class 3
Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.169
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.153
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.544
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.528
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.328
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.312
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.208
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.192
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$8.470
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$8.484
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.477    (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077
                                                                   (b)$9.718    (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260
 Ending AUV......................................................  (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077   (a)$11.362
                                                                   (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260   (b)$11.506
 Ending Number of AUs............................................ (a)5,175     (a)5,041     (a)5,097     (a)3,665     (a)3,491
                                                                  (b)6,300     (b)6,364     (b)6,611     (b)6,235     (b)6,189

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)$11.845   (a)$11.466   (a)$12.477   (a)$13.594
                                                                  (b)N/A       (b)$11.795   (b)$11.390   (b)$12.363   (b)$13.436
 Ending AUV...................................................... (a)N/A       (a)$11.466   (a)$12.477   (a)$13.594   (a)$12.095
                                                                  (b)N/A       (b)$11.390   (b)$12.363   (b)$13.436   (b)$11.925
 Ending Number of AUs............................................ (a)N/A       (a)0         (a)1,616     (a)17,535    (a)26,244
                                                                  (b)N/A       (b)0         (b)0         (b)7,293     (b)6,866

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.612   (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926
                                                                  (b)$14.341   (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361
 Ending AUV...................................................... (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926   (a)$19.943
                                                                  (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361   (b)$19.328
 Ending Number of AUs............................................ (a)4,953     (a)4,480     (a)4,896     (a)3,811     (a)3,294
                                                                  (b)2,160     (b)2,959     (b)3,319     (b)3,056     (b)2,846

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211    (a)$11.414
                                                                 (b)$10.329      (b)$9.877    (b)$11.013
 Ending AUV..................................................... (a)$10.211     (a)$11.414    (a)$13.475
                                                                  (b)$9.877     (b)$11.013    (b)$12.970
 Ending Number of AUs........................................... (a)4,062       (a)5,842      (a)5,546
                                                                 (b)337         (b)28,432     (b)27,067

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511    (a)$25.240
                                                                 (b)$30.036     (b)$20.985    (b)$24.562
 Ending AUV..................................................... (a)$21.511     (a)$25.240    (a)$24.095
                                                                 (b)$20.985     (b)$24.562    (b)$23.389
 Ending Number of AUs........................................... (a)117         (a)368        (a)1,115
                                                                 (b)222         (b)376        (b)777

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621    (a)$10.813
                                                                  (b)$9.550      (b)$9.319    (b)$10.447
 Ending AUV.....................................................  (a)$9.621     (a)$10.813    (a)$14.078
                                                                  (b)$9.319     (b)$10.447    (b)$13.567
 Ending Number of AUs........................................... (a)3,934       (a)6,447      (a)13,263
                                                                 (b)3,413       (b)5,516      (b)7,475

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628     (a)$9.964
                                                                 (b)$10.397      (b)$8.427     (b)$9.708
 Ending AUV.....................................................  (a)$8.628      (a)$9.964    (a)$11.081
                                                                  (b)$8.427      (b)$9.708    (b)$10.787
 Ending Number of AUs........................................... (a)0           (a)0          (a)0
                                                                 (b)0           (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529    (a)$20.700
                                                                 (b)$18.374     (b)$19.022    (b)$20.112
 Ending AUV..................................................... (a)$19.529     (a)$20.700    (a)$19.719
                                                                 (b)$19.022     (b)$20.112    (b)$19.112
 Ending Number of AUs........................................... (a)14,337      (a)22,191     (a)37,331
                                                                 (b)5,256       (b)17,307     (b)27,916

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342    (a)$10.712
                                                                 (b)$10.745      (b)$9.092    (b)$10.399
 Ending AUV.....................................................  (a)$9.342     (a)$10.712    (a)$15.075
                                                                  (b)$9.092     (b)$10.399    (b)$14.598
 Ending Number of AUs........................................... (a)4,767       (a)8,644      (a)7,552
                                                                 (b)1,501       (b)6,029      (b)5,598

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$13.475    (a)$14.838    (a)$14.665    (a)$15.529
                                                                 (b)$12.970    (b)$14.246    (b)$14.045    (b)$14.835
 Ending AUV..................................................... (a)$14.838    (a)$14.665    (a)$15.529    (a)$17.578
                                                                 (b)$14.246    (b)$14.045    (b)$14.835    (b)$16.751
 Ending Number of AUs........................................... (a)5,127      (a)4,807      (a)4,698      (a)4,439
                                                                 (b)25,755     (b)24,857     (b)23,001     (b)22,875

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$24.095    (a)$22.406    (a)$18.978    (a)$20.759
                                                                 (b)$23.389    (b)$21.695    (b)$18.330    (b)$20.000
 Ending AUV..................................................... (a)$22.406    (a)$18.978    (a)$20.759    (a)$29.185
                                                                 (b)$21.695    (b)$18.330    (b)$20.000    (b)$28.048
 Ending Number of AUs........................................... (a)1,746      (a)1,824      (a)1,839      (a)1,284
                                                                 (b)1,143      (b)1,755      (b)1,777      (b)1,514

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.078    (a)$15.872    (a)$15.341    (a)$17.516
                                                                 (b)$13.567    (b)$15.258    (b)$14.711    (b)$16.755
 Ending AUV..................................................... (a)$15.872    (a)$15.341    (a)$17.516    (a)$20.473
                                                                 (b)$15.258    (b)$14.711    (b)$16.755    (b)$19.534
 Ending Number of AUs........................................... (a)14,523     (a)13,484     (a)13,195     (a)12,628
                                                                 (b)8,996      (b)10,690     (b)10,079     (b)9,900

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.081    (a)$12.792    (a)$12.484    (a)$13.034
                                                                 (b)$10.787    (b)$12.401    (b)$12.073    (b)$12.573
 Ending AUV..................................................... (a)$12.792    (a)$12.484    (a)$13.034    (a)$16.014
                                                                 (b)$12.401    (b)$12.073    (b)$12.573    (b)$15.409
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$19.719    (a)$20.421    (a)$20.154    (a)$20.585
                                                                 (b)$19.112    (b)$19.743    (b)$19.436    (b)$19.802
 Ending AUV..................................................... (a)$20.421    (a)$20.154    (a)$20.585    (a)$21.144
                                                                 (b)$19.743    (b)$19.436    (b)$19.802    (b)$20.289
 Ending Number of AUs........................................... (a)38,490     (a)36,648     (a)39,918     (a)45,547
                                                                 (b)27,471     (b)28,195     (b)29,086     (b)31,677

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.075    (a)$16.573    (a)$16.864    (a)$16.697
                                                                 (b)$14.598    (b)$16.009    (b)$16.249    (b)$16.048
 Ending AUV..................................................... (a)$16.573    (a)$16.864    (a)$16.697    (a)$21.390
                                                                 (b)$16.009    (b)$16.249    (b)$16.048    (b)$20.508
 Ending Number of AUs........................................... (a)7,108      (a)6,694      (a)6,947      (a)5,408
                                                                 (b)4,611      (b)4,112      (b)5,076      (b)4,441

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.578
                                                                 (b)$16.751
 Ending AUV..................................................... (a)$16.024
                                                                 (b)$15.232
 Ending Number of AUs........................................... (a)4,351
                                                                 (b)21,811

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$29.185
                                                                 (b)$28.048
 Ending AUV..................................................... (a)$23.250
                                                                 (b)$22.288
 Ending Number of AUs........................................... (a)1,415
                                                                 (b)2,202

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.473
                                                                 (b)$19.534
 Ending AUV..................................................... (a)$19.328
                                                                 (b)$18.395
 Ending Number of AUs........................................... (a)11,759
                                                                 (b)9,755

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.014
                                                                 (b)$15.409
 Ending AUV..................................................... (a)$14.069
                                                                 (b)$13.503
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.144
                                                                 (b)$20.289
 Ending AUV..................................................... (a)$20.796
                                                                 (b)$19.905
 Ending Number of AUs........................................... (a)41,298
                                                                 (b)27,675

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.390
                                                                 (b)$20.508
 Ending AUV..................................................... (a)$20.102
                                                                 (b)$19.224
 Ending Number of AUs........................................... (a)5,146
                                                                 (b)4,075

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.604
                                                                  (b)$9.588
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.312
                                                                  (b)$9.297
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819    (a)$15.390
                                                                  (b)$15.218     (b)$13.442    (b)$14.933
 Ending AUV...................................................... (a)$13.819     (a)$15.390    (a)$20.329
                                                                  (b)$13.442     (b)$14.933    (b)$19.675
 Ending Number of AUs............................................ (a)2,763       (a)4,068      (a)6,970
                                                                  (b)1,615       (b)3,176      (b)3,966

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841     (a)$6.439
                                                                   (b)$6.449      (b)$5.647     (b)$6.210
 Ending AUV......................................................  (a)$5.841      (a)$6.439     (a)$8.524
                                                                   (b)$5.647      (b)$6.210     (b)$8.201
 Ending Number of AUs............................................ (a)846         (a)885        (a)781
                                                                  (b)961         (b)1,756      (b)1,552

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731    (a)$12.633
                                                                  (b)$11.493     (b)$10.313    (b)$12.112
 Ending AUV...................................................... (a)$10.731     (a)$12.633    (a)$16.455
                                                                  (b)$10.313     (b)$12.112    (b)$15.736
 Ending Number of AUs............................................ (a)8,357       (a)14,156     (a)21,472
                                                                  (b)3,130       (b)8,704      (b)15,474

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312    (a)$17.942
                                                                  (b)$16.673     (b)$15.869    (b)$17.410
 Ending AUV...................................................... (a)$16.312     (a)$17.942    (a)$21.098
                                                                  (b)$15.869     (b)$17.410    (b)$20.422
 Ending Number of AUs............................................ (a)2,677       (a)5,366      (a)5,633
                                                                  (b)210         (b)2,405      (b)2,693

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)0           (a)1,123      (a)3,393
                                                                  (b)0           (b)184        (b)1,229

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)0           (a)522        (a)3,455
                                                                  (b)0           (b)141        (b)1,018

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.329    (a)$21.440    (a)$21.462    (a)$24.302
                                                                  (b)$19.675    (b)$20.699    (b)$20.669    (b)$23.345
 Ending AUV...................................................... (a)$21.440    (a)$21.462    (a)$24.302    (a)$28.953
                                                                  (b)$20.699    (b)$20.669    (b)$23.345    (b)$27.744
 Ending Number of AUs............................................ (a)7,797      (a)7,065      (a)6,877      (a)6,348
                                                                  (b)4,910      (b)5,563      (b)5,250      (b)5,059

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.524     (a)$9.427     (a)$9.723    (a)$10.217
                                                                   (b)$8.201     (b)$9.046     (b)$9.307     (b)$9.756
 Ending AUV......................................................  (a)$9.427     (a)$9.723    (a)$10.217    (a)$12.825
                                                                   (b)$9.046     (b)$9.307     (b)$9.756    (b)$12.215
 Ending Number of AUs............................................ (a)1,071      (a)602        (a)1,390      (a)1,870
                                                                  (b)1,443      (b)4,650      (b)4,974      (b)6,000

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.455    (a)$18.027    (a)$17.851    (a)$19.162
                                                                  (b)$15.736    (b)$17.196    (b)$16.986    (b)$18.188
 Ending AUV...................................................... (a)$18.027    (a)$17.851    (a)$19.162    (a)$23.367
                                                                  (b)$17.196    (b)$16.986    (b)$18.188    (b)$22.125
 Ending Number of AUs............................................ (a)22,976     (a)21,225     (a)21,243     (a)18,454
                                                                  (b)16,631     (b)17,680     (b)17,363     (b)17,507

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.098    (a)$22.607    (a)$22.235    (a)$23.963
                                                                  (b)$20.422    (b)$21.828    (b)$21.415    (b)$23.022
 Ending AUV...................................................... (a)$22.607    (a)$22.235    (a)$23.963    (a)$26.573
                                                                  (b)$21.828    (b)$21.415    (b)$23.022    (b)$25.466
 Ending Number of AUs............................................ (a)5,285      (a)5,051      (a)4,869      (a)4,342
                                                                  (b)2,656      (b)2,831      (b)2,232      (b)1,872

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596    (a)9.626
                                                                  (b)$10.384     (b)$9.369     (b)$9.259    (b)9.411
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)5,386      (a)5,046      (a)6,199      (a)6,310
                                                                  (b)2,108      (b)2,001      (b)2,365      (b)3,343

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)5,152      (a)4,490      (a)4,644      (a)5,059
                                                                  (b)1,778      (b)2,628      (b)2,550      (b)2,606

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$28.953
                                                                  (b)$27.744
 Ending AUV...................................................... (a)$26.138
                                                                  (b)$24.983
 Ending Number of AUs............................................ (a)7,580
                                                                  (b)6,452

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.408
                                                                   (b)$9.392
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.825
                                                                  (b)$12.215
 Ending AUV...................................................... (a)$12.006
                                                                  (b)$11.407
 Ending Number of AUs............................................ (a)1,848
                                                                  (b)5,904

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.367
                                                                  (b)$22.125
 Ending AUV...................................................... (a)$21.840
                                                                  (b)$20.626
 Ending Number of AUs............................................ (a)17,451
                                                                  (b)17,040

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$26.573
                                                                  (b)$25.466
 Ending AUV...................................................... (a)$24.743
                                                                  (b)$23.653
 Ending Number of AUs............................................ (a)4,164
                                                                  (b)1,819

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.876
                                                                   (b)$8.861
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)6,561
                                                                  (b)3,787

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)4,885
                                                                  (b)3,703

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)2,948       (a)4,259      (a)4,103
                                                                  (b)0           (b)1,331      (b)1,342

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)1,043       (a)1,355      (a)3,043
                                                                  (b)766         (b)1,553      (b)2,090

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$12.917
                                                                   (b)$9.552     (b)$11.419    (b)$12.540
 Ending Number of AUs............................................ (a)0           (a)0          (a)0
                                                                  (b)0           (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512    (a)$10.058
                                                                  (b)$10.797      (b)$8.394     (b)$9.894
 Ending AUV......................................................  (a)$8.512     (a)$10.058    (a)$12.263
                                                                   (b)$8.394      (b)$9.894    (b)$12.033
 Ending Number of AUs............................................ (a)16,369      (a)26,232     (a)30,199
                                                                  (b)6,390       (b)18,187     (b)20,472

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)3,939      (a)3,765      (a)3,564      (a)3,396
                                                                  (b)1,384      (b)1,651      (b)1,189      (b)778

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)3,260      (a)3,113      (a)3,120      (a)4,056
                                                                  (b)2,662      (b)2,623      (b)2,317      (b)2,330

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.917    (a)$12.678    (a)$12.325     (a)$9.297
                                                                  (b)$12.540    (b)$12.258    (b)$11.887     (b)$8.947
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)$10.623
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)$10.623
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.623    (a)$12.513
                                                                  (b)N/A        (b)N/A        (b)$10.623    (b)$12.573
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)7,510      (a)23,463
                                                                  (b)N/A        (b)N/A        (b)7,510      (b)7,870

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.263    (a)$11.301    (a)$10.647    (a)$10.669
                                                                  (b)$12.033    (b)$11.061    (b)$10.395    (b)$10.391
 Ending AUV...................................................... (a)$11.301    (a)$10.647    (a)$10.669    (a)$12.837
                                                                  (b)$11.061    (b)$10.395    (b)$10.391    (b)$12.470
 Ending Number of AUs............................................ (a)33,656     (a)33,645     (a)35,296     (a)29,944
                                                                  (b)22,451     (b)23,984     (b)24,895     (b)23,113

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)3,221
                                                                  (b)727

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)3,840
                                                                  (b)2,250

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.513
                                                                  (b)$12.573
 Ending AUV...................................................... (a)$11.514
                                                                  (b)$11.430
 Ending Number of AUs............................................ (a)32,277
                                                                  (b)7,163

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.837
                                                                  (b)$12.470
 Ending AUV...................................................... (a)$10.635
                                                                  (b)$10.305
 Ending Number of AUs............................................ (a)32,171
                                                                  (b)24,796

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL        FISCAL        FISCAL
                                                                                       YEAR          YEAR          YEAR
                                                                    INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11       12/31/12      12/31/13      12/31/14
================================================================= =============== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A          (a)$10.451    (a)$10.569    (a)$12.264
                                                                  (b)N/A          (b)$10.451    (b)$10.550    (b)$12.211
 Ending AUV...................................................... (a)N/A          (a)$10.569    (a)$12.264    (a)$12.673
                                                                  (b)N/A          (b)$10.550    (b)$12.211    (b)$12.587
 Ending Number of AUs............................................ (a)N/A          (a)63,146     (a)190,615    (a)366,072
                                                                  (b)N/A          (b)14,643     (b)61,078     (b)118,738

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597      (a)$15.803    (a)$19.346    (a)$25.964
                                                                  (b)$19.084      (b)$15.371    (b)$18.770    (b)$25.128
 Ending AUV...................................................... (a)$15.803      (a)$19.346    (a)$25.964    (a)$29.565
                                                                  (b)$15.371      (b)$18.770    (b)$25.128    (b)$28.542
 Ending Number of AUs............................................ (a)1,684        (a)2,125      (a)5,672      (a)6,703
                                                                  (b)858          (b)1,492      (b)2,273      (b)3,106

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109      (a)$16.858    (a)$17.288    (a)$16.726
                                                                  (b)$15.704      (b)$16.406    (b)$16.783    (b)$16.196
 Ending AUV...................................................... (a)$16.858      (a)$17.288    (a)$16.726    (a)$17.381
                                                                  (b)$16.406      (b)$16.783    (b)$16.196    (b)$16.788
 Ending Number of AUs............................................ (a)10,559       (a)20,688     (a)33,838     (a)36,753
                                                                  (b)3,150        (b)14,725     (b)21,445     (b)21,139

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949      (a)$12.229    (a)$12.572    (a)$11.801
                                                                  (b)$11.971      (b)$12.234    (b)$12.546    (b)$11.747
 Ending AUV...................................................... (a)$12.229      (a)$12.572    (a)$11.801    (a)$11.881
                                                                  (b)$12.234      (b)$12.546    (b)$11.747    (b)$11.797
 Ending Number of AUs............................................ (a)6,089        (a)9,272      (a)21,251     (a)22,326
                                                                  (b)3,354        (b)7,650      (b)12,098     (b)15,693

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186       (a)$8.071     (a)$9.268    (a)$13.091
                                                                  (b)(b$9.027      (b)$7.920     (b)$9.072    (b)$12.782
 Ending AUV......................................................  (a)$8.071       (a)$9.268    (a)$13.091    (a)$13.006
                                                                   (b)$7.920       (b)$9.072    (b)$12.782    (b)$12.667
 Ending Number of AUs............................................ (a)0            (a)0          (a)0          (a)0
                                                                  (b)0            (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------



                                                                         FISCAL            FISCAL        FISCAL        FISCAL
                                                                          YEAR              YEAR          YEAR          YEAR
                                                                          ENDED            ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                     12/31/15          12/31/16      12/31/17      12/31/18
================================================================= ==================== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV...................................................       (a)$12.673     (a)$11.906    (a)$12.325    (a)$14.644
                                                                        (b)$12.587     (b)$11.796    (b)$12.181    (b)$14.437
 Ending AUV......................................................       (a)$11.906     (a)$12.325    (a)$14.644    (a)$13.515
                                                                        (b)$11.796     (b)$12.181    (b)$14.437    (b)$13.290
 Ending Number of AUs............................................ (a)531,238           (a)598,011    (a)576,426    (a)555,733
                                                                  (b)125,469           (b)116,983    (b)97,162     (b)94,253

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$29,565     (a)$31.762    (a)$32.007    (a)$41.993
                                                                        (b)$28.542     (b)$30.587    (b)$30.745    (b)$40.238
 Ending AUV......................................................       (a)$31.762     (a)$32.007    (a)$41.993    (a)$41.181
                                                                        (b)$30.587     (b)$30.745    (b)$40.238    (b)$39.361
 Ending Number of AUs............................................ (a)5,630             (a)5,983      (a)5,118      (a)4,556
                                                                  (b)3,092             (b)3,254      (b)2,836      (b)2,741

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$17.381     (a)$17.266    (a)$17.311    (a)$17.619
                                                                        (b)$16.788     (b)$16.636    (b)$16.638    (b)$16.892
 Ending AUV......................................................       (a)$17.266     (a)$17.311    (a)$17.619    (a)$17.415
                                                                        (b)$16.636     (b)$16.638    (b)$16.892    (b)$16.655
 Ending Number of AUs............................................ (a)35,054            (a)40,227     (a)42,053     (a)37,761
                                                                  (b)20,877            (b)21,092     (b)23,067     (b)20,434

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$11.881     (a)$11.609    (a)$11.925    (a)$12.040
                                                                        (b)$11.797     (b)$11.498    (b)$11.781    (b)$11.866
 Ending AUV......................................................       (a)$11.609     (a)$11.925    (a)$12.040    (a)$11.901
                                                                        (b)$11.498     (b)$11.781    (b)$11.866    (b)$11.699
 Ending Number of AUs............................................ (a)21,652            (a)23,594     (a)25,132     (a)22,703
                                                                  (b)14,664            (b)14,762     (b)16,320     (b)18,395

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A               (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A               (a)N/A        (a)N/A        (a)$10.417
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)$10.358
 Ending Number of AUs............................................ (a)N/A               (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$13.006     (a)$12.698    (a)$13.473    (a)$17.252
                                                                        (b)$12.667     (b)$12.337    (b)$13.057    (b)$16.677
 Ending AUV......................................................       (a)$12.698     (a)$13.473    (a)$17.252    (a)$15.887
                                                                        (b)$12.337     (b)$13.057    (b)$16.677    (b)$15.320
 Ending Number of AUs............................................ (a)0                 (a)0          (a)0          (a)0
                                                                  (b)0                 (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................               (a)$--  (a)$9.390     (a)$9.551     (a)$9.683
                                                                                (b)$--  (b)$9.405     (b)$9.551     (b)$9.619
 Ending AUV......................................................       (a)$9.390       (a)$9.551     (a)$9.683     (a)$9.776
                                                                        (b)$9.405       (b)$9.551     (b)$9.619     (b)$9.687
 Ending Number of AUs............................................ (a)0                 (a)135        (a)0          (a)0
                                                                  (b)0                 (b)135        (b)160        (b)159

------------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL        FISCAL
                                                                           YEAR          YEAR
                                                        INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12      12/31/13
====================================================== ============== ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369
                                                       (b)$17.578     (b)$16.462    (b)$18.899
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733
                                                       (b)$16.462     (b)$18.899    (b)$23.099
 Ending Number of AUs................................. (a)1,637       (a)2,830      (a)2,590
                                                       (b)174         (b)1,756      (b)1,674

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959    (a)$26.658
                                                       (b)$25.903     (b)$21.466    (b)$25.995
 Ending AUV........................................... (a)$21.959     (a)$26.658    (a)$34.113
                                                       (b)$21.466     (b)$25.995    (b)$33.182
 Ending Number of AUs................................. (a)4,914       (a)7,676      (a)9,386
                                                       (b)2,284       (b)5,672      (b)6,500

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852    (a)$23.182
                                                       (b)$22.255     (b)$19.399    (b)$22.596
 Ending AUV........................................... (a)$19.852     (a)$23.182    (a)$29.877
                                                       (b)$19.399     (b)$22.596    (b)$29.050
 Ending Number of AUs................................. (a)2,492       (a)4,707      (a)5,578
                                                       (b)983         (b)3,460      (b)3,798

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840    (a)$19.597
                                                       (b)$18.138     (b)$16.466    (b)$19.113
 Ending AUV........................................... (a)$16.840     (a)$19.597    (a)$25.916
                                                       (b)$16.466     (b)$19.113    (b)$25.213
 Ending Number of AUs................................. (a)567         (a)1,256      (a)2,435
                                                       (b)958         (b)1,263      (b)3,125

-------------------------------------------------------



                                                           FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/14      12/31/15      12/31/16      12/31/17      12/31/18
====================================================== ============= ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$23.733    (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053
                                                       (b)$23.099    (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923
 Ending AUV........................................... (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053    (a)$29.341
                                                       (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923    (b)$28.203
 Ending Number of AUs................................. (a)2,521      (a)2,324      (a)2,220      (a)2,062      (a)1,949
                                                       (b)1,728      (b)1,880      (b)1,506      (b)1,130      (b)1,075

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$34.113    (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535
                                                       (b)$33.182    (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778
 Ending AUV........................................... (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535    (a)$42.825
                                                       (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778    (b)$41.138
 Ending Number of AUs................................. (a)9,793      (a)8,646      (a)8,956      (a)6,985      (a)6,837
                                                       (b)7,339      (b)7,228      (b)7,537      (b)6,642      (b)6,684

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$29.877    (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848
                                                       (b)$29.050    (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098
 Ending AUV........................................... (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848    (a)$46.288
                                                       (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098    (b)$44.447
 Ending Number of AUs................................. (a)5,969      (a)5,279      (a)5,011      (a)3,838      (a)3,429
                                                       (b)3,632      (b)3,576      (b)3,364      (b)3,108      (b)2,759

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$25.916    (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223
                                                       (b)$25.213    (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817
 Ending AUV........................................... (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223    (a)$37.183
                                                       (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817    (b)$35.726
 Ending Number of AUs................................. (a)3,006      (a)2,746      (a)2,555      (a)2,283      (a)2,081
                                                       (b)3,368      (b)3,674      (b)3,569      (b)3,367      (b)1,972

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administrative Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may begin the Income Phase any time after your first          Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time after 13 months after     New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Minnesota
                                   Center.                                                         Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   New York
                                   must be $2,000.                                                 Texas
Nursing Home Waiver              The Nursing Home Waiver is not available in certain states.       California
                                                                                                   Connecticut
                                                                                                   Massachusetts
                                                                                                   Missouri
                                                                                                   Pennsylvania
Premium Based Charge             Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.

                                      B-1


     PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax                    For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                 charges of 0% for Qualified contracts
                               and 1.25% for Non-Qualified contracts based on total Purchase
                                 Payments when you begin the Income
                               Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax
                               charges of 0.08% for Non-Qualified contracts based on total
                                 Purchase Payments when you begin the
                               Income Phase.
Premium Tax                    We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                 and 1.0% for Non-Qualified contracts
                               based on contract value when you begin the Income Phase.
Premium Tax                    We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                 contracts based on total Purchase
                               Payments when you begin the Income Phase.
Polaris Income Builder Daily   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                 Missouri
                                                                                                 New York
                                                                                                 Oregon
                                                                                                 Texas
                                                                                                 Washington
Polaris Income Builder         Charge will be deducted pro-rata from Variable Portfolios only.*  Missouri*
                                 For contracts issued on or after
                               January 23, 2017                                                  New York
                                                                                                 Oregon
                                                                                                 Texas
                                                                                                 Washington
SunAmerica Income Plus         Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                 Oregon
                                                                                                 Texas
                                                                                                 Washington
Transfer Privilege             Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                 Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER
                                   DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME BUILDER DAILY FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.30%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%       (+or-)0.40%

* The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 for applicable fee rates and the non-discretionary formula if your contract was issued prior to September 10, 2018.


EXAMPLE:

ASSUMPTIONS:

     o     POLARIS INCOME BUILDER DAILY FOR ONE COVERED PERSON WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


                 QUARTERLY
   BENEFIT        AVERAGE     CALCULATED
   QUARTER        (DAILY        ANNUAL       ANNUAL      QUARTERLY
 ANNIVERSARY      VIX(2))     FEE RATE*     FEE RATE     FEE RATE**
      1st         525.71         N/A         1.35%        0.3375%
      2nd         412.12         N/A         1.35%        0.3375%
      3rd         770.25         N/A         1.35%        0.3375%
      4th         573.97         N/A         1.35%        0.3375%
      5th         204.42        1.16%        1.16%        0.2900%

* The Calculated Annual Fee Rate equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 5TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS
204.42. WE CALCULATE THE ANNUAL FEE RATE FOR THE 5TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.00% + {0.05% X [204.42/33 - 10]}


1.00% + [0.05% X (-3.81)]


1.35% + (-0.19%) = 1.16% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.35% - 1.16% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.35%).

1.16% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.16%

The Quarterly Fee Rate is 0.29% (or 1.16% divided by 4).

                                      C-1



AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY        ANNUAL       ANNUAL      QUARTERLY
  QUARTER      VIX(2))      FEE RATE     FEE RATE     FEE RATE
     6th       351.93        1.38%        1.38%       0.3450%
     7th       307.03        1.32%        1.32%       0.3300%
     8th       602.30        1.76%        1.72%       0.4400%
     9th       698.25        1.91%        1.91%       0.4775%
    10th       323.74        1.34%        1.51%       0.3775%
    11th       398.72        1.45%        1.45%       0.3625%
    12th       261.37        1.25%        1.25%       0.3125%
    13th       281.15        1.28%        1.28%       0.3200%
    14th       151.32        1.08%        1.08%       0.2700%
    15th       52.63         0.93%        0.93%       0.2325%
    16th       207.38        1.16%        1.16%       0.2900%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 8TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO 602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [602.30/33 - 10]}


1.35% + [0.05% X (8.25)]


1.35% + 0.41% = 1.76% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.76% - 1.32% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.72% (1.32% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.4300% (or 1.72% divided by 4).

ON THE 10TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2))
           DECREASES TO 323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [323.74/33 - 10]}


1.35% + [0.05% X (-0.19)]


1.35% + (-0.01%) = 1.34% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.34% - 1.91% = -0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.51%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.51% (1.91% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.3775% (or 1.51% divided by 4).

After the 10th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES AND BENEFITS OF THE CURRENTLY OFFERED LIVING BENEFIT - POLARIS INCOME BUILDER DAILY. The examples are based on a hypothetical contract with one Covered Person over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 5.50%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT     INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $5,500

     o  Minimum Income Base = Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.50% = $5,500


EXAMPLE 2: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o  No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 5,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 5,610
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 5,775
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $14,025
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $14,300
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $14,438
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $15,125
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $15,400
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $15,400
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $15,950
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $16,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $17,050

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $5,610 ($102,000 x 5.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $5,775 ($105,000 x 5.50%).

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $14,025 ($255,000 x 5.50%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $14,300 ($260,000 x 5.50%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $14,438 ($262,500 x 5.50%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $15,125 ($275,000 x 5.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $15,400 ($280,000 x 5.50%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $15,400.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $15,950 ($290,000 x 5.50%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $16,500 ($300,000 x 5.50%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $17,050 ($310,000 x 5.50%).

EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 1 and 2 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
        AS OF            VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $17,050
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $17,325
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $17,325
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $17,325
    4th Anniversary   $311,000       --          --          --       $320,000    $17,600
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $17,600
    Year 5 - Day 80   $322,000   $17,600         --          --       $320,000    $17,600
    5th Anniversary   $317,000       --          --          --       $325,000    $17,875
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $17,875
    6th Anniversary   $329,000       --          --          --       $330,000    $18,150

     o  In year 4, $10,000, an amount less than MAWA was withdrawn.

     o  In year 5, $17,600, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount
           (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $17,325 ($315,000 x 5.50%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $17,325. The Income Base ($315,000) and the MAWA ($17,325) remained unchanged.

     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($17,325) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $17,600 ($320,000 x 5.50%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($17,600) remained unchanged.

           o In year 5 - day 80, $17,600 was withdrawn and is equal to the MAWA of $17,600. The Income Base ($320,000) and the MAWA ($17,600) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $17,875 ($325,000 x 5.50%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($17,875) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $18,150 ($330,000 x 5.50%).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
        AS OF            VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $18,150
    Year 7 - Day 37   $321,000   $26,400         --       $321,010    $17,656
   Year 7 - Day 362   $325,000       --       $325,000    $321,010    $17,656
    7th Anniversary   $317,000       --          --       $325,000    $17,875
    Year 8 - Day 46   $307,000   $26,000         --       $315,867    $17,373
    8th Anniversary   $270,000       --          --       $315,867    $17,373

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.7241% ([$26,400
              - $18,150] / [$321,000 - $18,150]); the reduced Income Base is
              $321,010 ($330,000 x [1 - 2.7241%]) and the reduced MAWA is
              $17,656 ($321,010 x 5.50%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($321,010) and the MAWA ($17,656) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $17,875 ($325,000 x 5.50%).

           o  In year 8 - day 46, the reduction proportion is 2.8102% ([$26,000
              - $17,875] / [$315,867 - $17,875]); the reduced Income Base is
              $315,867 ($325,000 x [1 - 2.8102%]); and the reduced MAWA is
              $17,373 ($315,867 x 5.50%).


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o  MAWA withdrawals were taken every year.

     o  There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000                   --     $315,867    $17,373          --
    9th Anniversary   $150,000   $17,373         --     $315,867    $17,373          --
   10th Anniversary   $100,000   $17,373         --     $315,867    $17,373          --
   11th Anniversary   $ 50,000   $17,373         --     $315,867    $17,373          --
   Year 12 - Day 81   $      0   $17,373         --     $315,867    $17,373          --
   12th Anniversary   $      0   $     0         --     $315,867        --       $17,373

     o The Protected Income Payment of $17,373 ($315,867 x 5.50%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON THE DEATH BENEFIT OPTION ELECTED BY THE ORIGINAL OWNER OF THE CONTRACT, WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF THE LIVING BENEFIT FEATURE WAS ELECTED.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected the Living Benefit described above.


A.   STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE
  UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was


                                      E-1

          reduced on the date of such withdrawal. We will not accept Continuation Purchase Payments on or after the first contract anniversary if the Living Benefit was elected.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the earlier of the first contract anniversary or the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


TABLE OF CONTENTS

Polaris Income Builder Daily.................. F-1
Polaris Income Builder Daily Fee.............. F-6
Polaris Income Builder........................ F-6
Polaris Income Builder Fee.................... F-12
SunAmerica Income Plus........................ F-13
SunAmerica Income Plus Fee.................... F-20
Additional Important Information Applicable to
  Polaris Income Builder and SunAmerica Income
  Plus........................................ F-21


If your contract was issued prior to May 1, 2019 and you elected the POLARIS INCOME BUILDER DAILY living benefit, the following provisions are applicable to the feature you elected.


POLARIS INCOME BUILDER DAILY


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT THE LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
The guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit


                                      F-1



Year Anniversary during the Minimum Income Base period as follows:


                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
A value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


How does Polaris Income Builder Daily work?

Polaris Income Builder Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

If your contract was purchased between September 10, 2018 and April 30, 2019, and you elected the optional Polaris Income Builder Daily living benefit, the following Maximum


                                      F-2



Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED PERSON AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)      BUILDER DAILY
 One Covered Person (Age 45 - 59)          3.50%  /  3.50%
 One Covered Person (Age 60 - 64)          4.00%  /  4.00%
 One Covered Person (Age 65 - 71)          5.50%  /  5.50%
 One Covered Person (Age 72 and Older)     5.75%  /  5.75%
 Two Covered Persons (Age 45 - 59)         3.00%  /  3.00%
 Two Covered Persons (Age 60 - 64)         3.50%  /  3.50%
 Two Covered Persons (Age 65 - 71)         5.00%  /  5.00%
 Two Covered Persons (Age 72 and Older)    5.25%  /  5.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


Are there investment requirements if I elect the living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account


                                      F-3



if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder Daily?

The benefit offered by Polaris Income Builder Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Builder Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the


                                      F-4



highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Builder Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an


                                      F-5



     Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Builder Daily?

The fee for Polaris Income Builder Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, New York, Oregon, Texas and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


POLARIS INCOME BUILDER

If your contract was issued prior to September 10, 2018 and you elected THE POLARIS INCOME BUILDER living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected.

The Polaris Income Builder living benefit was available from May 1, 2013 through September 9, 2018. Effective September 10, 2018, Polaris Income Builder is no longer available for election.


                                      F-6



LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


  INCOME CREDIT
 (AS A PERCENTAGE
  OF THE INCOME                        INCOME
   CREDIT BASE)                  CREDIT AVAILABILITY
        6%             Available during the first 12 Benefit
                    Years -- the Income Credit is ELIMINATED in
                           years any withdrawal is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater


                                      F-7



than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued prior to March 10, 2014 and you elected the optional Polaris Income Builder, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect a living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:


                                      F-8




  1   10% Secure     90% SA VCP Dynamic Allocation
      Value Account
  2   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

If your contract was purchased between May 1, 2013 and March 9, 2014, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:


  1   Option 1       45% SA VCP Dynamic Allocation and
                     45% in one of three following allocations*:
      10% Secure
      Value Account  - Allocation A
                     - Allocation B
                     - Allocation C
                     * Please see the allocations for the formerly
                     available
                     Polaris Portfolio Allocator Models in the POLARIS
                     PORTFOLIO ALLOCATOR PROGRAM FOR
                     CONTRACTS ISSUED PRIOR TO FEBRUARY 6,
                     2017 APPENDIX G.
  2   Option 2       Up to 90% in one or more of the following
                     Variable Portfolios, except as otherwise noted:
      10% Secure
      Value Account  Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing


                                      F-9



instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?"
BELOW.


                                      F-10



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


                                      F-11



In addition, withdrawals under this living benefit will reduce the penalty free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the penalty free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, and in Missouri if your contract was issued on or after January 23, 2017, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

                                      F-12



Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


SUNAMERICA INCOME PLUS

If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected.

The SunAmerica Income Plus living benefit was available from May 2, 2011 through April 30, 2013. Effective May 1, 2013, SunAmerica Income Plus is no longer available for election.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

                                      F-13



If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining


                                      F-14



lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.


OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in one of the three following
              Allocations*:
              - Allocation A
              - Allocation B
              - Allocation C
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM FOR CONTRACTS ISSUED
              PRIOR TO FEBRUARY 6, 2017 APPENDIX G.
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios, except as otherwise noted:
              Goldman Sachs VIT Government Money Market Fund
              SA DFA Ultra Short Bond
              SA Federated Corporate Bond
              SA Goldman Sachs Global Bond
              SA Invesco VCP Equity-Income*
              SA JPMorgan MFS Core Bond
              SA T. Rowe Price VCP Balanced*
              SA VCP Dynamic Allocation
              SA Wellington Government and Quality Bond
              SA Wellington Real Return
              * You may invest up to a maximum of 50% in each of these
              Variable Portfolios.

 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible


                                      F-15



Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


 Option 1     Invest in one of three available Allocations*:
              Allocation A, Allocation B or Allocation C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM FOR CONTRACTS ISSUED
              PRIOR TO FEBRUARY 6, 2017 APPENDIX G.
 Option 2     Invest in one or more of the following Variable
              Portfolios, except as otherwise noted:
              American Funds Asset Allocation
              Franklin Income VIP Fund
              Goldman Sachs VIT Government Money Market Fund
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SA VCP Dynamic Allocation
 Option 3     Invest in the SA DFA Ultra Short Bond Portfolio

 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     Goldman Sachs VIT Government
  AND FIXED        Maximum 90%     Money Market Fund
  ACCOUNTS                         SA DFA Ultra Short Bond
                                   SA Federated Corporate Bond
                                   SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real ReturnDCA
                                   FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCAFIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. EQUITY          Minimum 0%     American Funds Asset
                   Maximum 70%     Allocation
                                   American Funds Global Bond
                                   American Funds Growth
                                   American Funds Growth-Income
                                   Franklin Allocation VIP Fund
                                   Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income
                                   Fund
                                   Lord Abbett Growth and Income
                                   Lord Abbett Mid Cap Stock
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PGI Asset Allocation
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International
                                   Growth and Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth

                                      F-16




  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 C. LIMITED      Minimum 0%     SA Columbia Technology
  EQUITY        Maximum 10%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we


                                      F-17



calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


                                      F-18



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other


                                      F-19



provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this living benefit will reduce the penalty free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this living benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.


What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME BUILDER AND
                            SUNAMERICA INCOME PLUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no


                                      F-20



death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "What are the effects of withdrawals on Polaris Income Builder?" and "What are the effects of withdrawals on SunAmerica Income Plus?" above.

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected POLARIS INCOME BUILDER, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

If you have elected SUNAMERICA INCOME PLUS, an Income Credit will be included in determining any Income Base increase in that Benefit Year if the RMD amount taken is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit which equals 5.5% of the Income Base if your contract was issued between February 11, 2013 and April 30, 2013, 5.25% of the Income Base if your contract was issued between June 25, 2012 and February 10, 2013, and 6% of the Income Base if your contract was issued prior to June 25, 2012.

What happens to my living benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the living benefit and its corresponding fee.

What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" AND "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


                                      F-21



Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.

What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS ABOVE); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or

      (iv)       An Excess Withdrawal that reduces the Contract Value to zero;
                 or


                                      F-22

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED

                           PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.
IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


             VARIABLE PORTFOLIOS               ALLOCATION A   ALLOCATION B   ALLOCATION C
 American Funds Global Growth                       2.0%           3.0%           4.0%
 American Funds Growth-Income                       0.0%           0.0%           1.0%
 Invesco V.I. Comstock Fund                         5.0%           5.0%           6.0%
 Invesco V.I. Growth and Income Fund                6.0%           7.0%           8.0%
 SA AB Growth                                       3.0%           4.0%           4.0%
 SA AB Small & Mid Cap Value                        1.0%           1.0%           1.0%
 SA DFA Ultra Short Bond                            2.0%           1.0%           0.0%
 SA Dogs of Wall Street                             3.0%           3.0%           3.0%
 SA Federated Corporate Bond                       10.0%           8.0%           7.0%
 SA Fidelity Institutional AM(R) Real Estate        0.0%           0.0%           0.0%
 SA Franklin Small Company Value                    0.0%           2.0%           2.0%
 SA Goldman Sachs Global Bond                       4.0%           4.0%           2.0%
 SA Janus Focused Growth                            0.0%           1.0%           1.0%
 SA JPMorgan Emerging Markets                       0.0%           1.0%           2.0%
 SA JPMorgan Equity-Income                          6.0%           7.0%           8.0%
 SA JPMorgan MFS Core Bond                         17.0%          13.0%          10.0%
 SA Legg Mason BW Large Cap Value                   4.0%           4.0%           4.0%
 SA MFS Blue Chip Growth                            2.0%           3.0%           4.0%
 SA MFS Massachusetts Investors Trust               6.0%           6.0%           7.0%
 SA Morgan Stanley International Equities           3.0%           3.0%           4.0%
 SA Oppenheimer Main Street Large Cap               3.0%           4.0%           4.0%
 SA PineBridge High-Yield Bond                      4.0%           3.0%           2.0%
 SA Templeton Foreign Value                         3.0%           3.0%           3.0%
 SA Wellington Capital Appreciation                 3.0%           3.0%           4.0%
 SA Wellington Government and Quality Bond          8.0%           8.0%           7.0%
 SA Wellington Real Return                          5.0%           3.0%           2.0%
                                       TOTAL        100%           100%           100%


                                      G-1



       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                         VARIABLE ANNUITY ACCOUNT SEVEN

                   POLARIS PLATINUM O-SERIES VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2019


                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    4
Annuity Income Payments.............................................    6
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   16
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum O-Series contracts were issued by SunAmerica Annuity in all states except New York.

Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

STANDARDIZED PERFORMANCE: The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:


                                  n
     [(1 - SC)     P]   (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     SC    =   sales charge
     ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or
               10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible; if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


[TO BE UPDATED BY AMENDMENT]

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are included in Part B of this Registration
Statement:

[TO BE UPDATED BY AMENDMENT].


(b)  Exhibits



(1)    Resolutions Establishing Separate Account..................................... 3
(2)    Custody Agreements............................................................ Not Applicable
(3)    (a)  Distribution Contract.................................................... 4
       (b)  Selling Agreement........................................................ 11
(4)    Variable Annuity Contract
       (a)  AGL Variable Annuity Contract (AS-995 (12/10))........................... 13
       (b)  AGL Variable Annuity Contract (AG-804 (7/13))............................ 19
       (c)  AGL Nursing Home Waiver Rider (A-7036-R1)................................ 13
       (d)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))..... 13
       (e)  AGL Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (7/13))........................................................ 19
       (f)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (ASE-6255 (12/10))....................................................... 14
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (AGE-8026 (7/13))........................................................ 19
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08)).......................... 13
       (i)  Merger Endorsement (L8204 (7/12))........................................ 11
       (j)  AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)................. 22
       (k)  AGL Optional Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (12/15))....................................................... 23
       (l)  AGL Optional Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (8/16))........................................................ 23
       (m)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement
            (AGE-8026 (12/15))....................................................... 23
       (n)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement
            (AGE-8026 (8/16))........................................................ 23
       (o)  AGL Optional Guaranteed Living Benefit Endorsement (Income Plus)
            (AGE-6248 (12/15))....................................................... 23
       (p)  AGL Optional Guaranteed Living Benefit Endorsement (Income Builder
            Daily)
            (AGE-8036 (12/16))....................................................... 24
       (q)  AGL Return of Purchase Payment Death Benefit Rider (AGE-8025
            (12/18))................................................................. To Be Updated by Amendment
       (r)  AGL Maximum Anniversary Value Death Benefit Rider (AGE-8026
            (12/18))................................................................. To Be Updated by Amendment
       (s)  AGL Optional Guaranteed Living Benefit Rider (AGE-8075 (12/18)).......... 25
(5)    Application for Contract
       (a)  AGL Annuity Application (ASA-579 (5/12))................................. 13
       (b)  AGL Annuity Application (AGA-579E (12/14))............................... 19
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective December 31, 1991........................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of
            American
            General Life Insurance Company, effective July 13, 1995.................. 2
       (c)  By-Laws of American General Life Insurance Company, restated as of
            June 8, 2005............................................................. 6
(7)    Reinsurance Contract.......................................................... Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement......................... 10
       (b)  Seasons Series Trust Fund Participation Agreement........................ 10
       (c)  SunAmerica Series Trust Fund Participation Agreement..................... 10





         (d)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation Agreement......................................................... 8
         (e)  American Funds Insurance Series Fund Participation Agreement.................... 5
              (i) Amendment to American Funds Insurance Series Fund Participation
              Agreement....................................................................... 16
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation
              Agreement....................................................................... 7
              (i) Amendment to Franklin Templeton Variable Insurance Products Trust
              Fund Participation
                 Agreement.................................................................... 18
         (g)  Lord Abbett Series Fund, Inc. Fund Participation Agreement...................... 5
         (h)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement............. 20
         (i)  Amendment to Goldman Sachs Variable Insurance Trust Fund Participation
              Agreement....................................................................... 21
         (j)  Letters of Consent to the Assignment of the Fund Participation Agreement........ 11
(9)      Opinion of Counsel and Consent of Depositor.......................................... 12
(10)     Consent.............................................................................. To Be Updated by Amendment
(11)     Financial Statements Omitted from Item 23............................................ Not Applicable
(12)     Initial Capitalization Agreement..................................................... Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors.......... 25
         (b)  Notice of Termination of Support Agreement...................................... 9
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement
              between
              American International Group, Inc. and American General Life Insurance
              Company......................................................................... 15
         (d)  Specimen Agreement and Plan of Merger........................................... 11
         (e)  CMA Termination Agreement....................................................... 17


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

7 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

8 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.

10 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014447.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

14 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 2, File Nos. 333-185790 and 811-09003, filed on April 30, 2013,
  Accession No. 0000950123-13-002978.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

16 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000959123-14-010828.

17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185790 and 811-09003, filed on April 28, 2015,
  Accession No. 0001193125-15-153093.

18 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185790 and 811-09003, filed on October 5, 2015,
  Accession No. 0001193125-15-337549.

19 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015,
  Accession No. 0001193125-15-414578.

20 Incorporated by reference to Post-Effective Amendment No.7 to Form N-6
  Registration Statement, File No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

21 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

22 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016,
  Accession No. 0001193125-16-568551.

23 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017,
  Accession No. 0001193125-17-139853.


24 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
  No. 15, File Nos. 333-185790 and 811-09003, filed on September 5, 2018,
  Accession No. 0001193125-18-267277.


25 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-223017 and 811-03859, filed on April 27, 2018, Accession
  No. 0001193125-18-139351.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life Insurance
Craig A. Sabal(6)                                  Director, Senior Vice President and Chief Investment Officer
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President
Axel P. Andre(5)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367
(2)   2000 American General Way, Brentwood, TN 37027
(3)   175 Water Street, New York, NY 10038
(4)   50 Danbury Road, Wilton, CT 06897
(5)   777 S. Figueroa Street, Los Angeles, CA 90017
(6)   80 Pine Street, New York, NY 10005

(7)   301 Grant Street, Pittsburgh, PA, 15219



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-19-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 29, 2019, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 35,522, of which 20,706were qualified contracts and 14,816 were non-qualified.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                           POSITION
------------------------------ -------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Chief Financial Officer, Chief Operation Officer, Controller, Vice
                               President and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   T. Clay Spires(2)           Vice President, Tax Officer
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 12th day of April, 2019.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 12, 2019
------------------------------                      Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                 Director, Executive Vice President and Chief Risk     April 12, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 12, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 12, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 12, 2019
------------------------------                            Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 12, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 12, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 12, 2019
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                     Director and President, Life, Disability and Health    April 12, 2019
------------------------------
RODNEY E. RISHEL

------------------------------       Director, Senior Vice President and Chief Investment
CRAIG A. SABAL
                                                            Officer

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 12, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 12, 2019
------------------------------
*MANDA GHAFERI